SELECT*ANNUITY III

AN INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACT
issued by
ReliaStar Life Insurance Company and its ReliaStar Select Variable Account

This prospectus describes flexible purchase payment individual deferred variable/fixed annuity contracts. The contracts were sold both as non-qualified contracts and in connection with retirement plans that may qualify for special Federal tax treatment under the Internal Revenue Code of 1986, as amended. (See “Federal Tax Status.”) Annuity payouts from the contracts are deferred until a selected later date. ReliaStar Life does not currently offer this contract for sale to new purchasers.

Subject to certain restrictions, you can allocate premiums to:

  The Fixed Account, an account that provides a minimum specified rate of interest; and
  Subaccounts of ReliaStar Select Variable Account, a Variable Account through which you may invest in certain portfolios of the following Fund families:
American Funds Insurance Series	ING Variable Products Trust
Fidelity® Variable Insurance Products Funds	ING Variable Product Funds
ING Investors Trust	Neuberger Berman Advisers Management Trust
ING Partners, Inc.

The Variable Account, your account value and the amount of any Variable Annuity payments that you receive will vary, primarily based on the investment performance of the Funds you select. (For more information about investing in the Funds, see “Investments of the Variable Account.”) The Fixed Account is the general account of ReliaStar Life Insurance Company (the “company,” “ReliaStar Life,” “we,” “us” or “our”). The Fixed Account is not available to Contract Owners in the States of Maryland, Oregon, South Carolina and Washington.

Additional information about the contracts, ReliaStar Life and the Variable Account, contained in a Statement of Additional Information dated April 30, 2007, has been filed with the Securities and Exchange Commission (“SEC”). The Statement of Additional Information is available by accessing the SEC’s Internet website (http://www.sec.gov) or upon request without charge by writing to us at the ING Customer Service Center, P.O. Box 5050, Minot, North Dakota 58703 or by calling 1-877-884-5050. The Statement of Additional Information is incorporated by reference in this prospectus and its Table of Contents can be found on page 2 of this prospectus.

THIS PROSPECTUS SETS FORTH CONCISELY THE INFORMATION ABOUT THE CONTRACTS THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING AND SHOULD BE RETAINED FOR FUTURE REFERENCE.

The contracts:

  Are not bank deposits or guaranteed by a bank
  Are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency
  Are affected by market fluctuations and so involve investment risk, including possible loss of principal
  Have not been approved or disapproved by the SEC nor has the SEC passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

This prospectus describes what you should know before purchasing the Select*Annuity III variable annuity contract. Please read it carefully and keep it for future reference.

THE DATE OF THIS PROSPECTUS IS APRIL 30, 2007.

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DEFINITIONS

Annuitant. The person who is named by the Owner whose life determines the annuity benefits payable.

Annuity Commencement Date. The date on which the annuity payments begin, which must be the first day of a month. The date will be the first day of the month following the Annuitant’s 75th birthday unless an earlier or later date has been selected by the Owner and, if the date is later, it has been agreed to by ReliaStar Life.

Beneficiary. The person who is named to receive the Contract Value upon the death of the Owner before the Annuity Commencement Date or to receive the balance of the annuity payments, if any, under the annuity form in effect at the Annuitant’s death.

Code. The Internal Revenue Code of 1986, as amended.

Contract Anniversary. Occurs yearly on the same day and month the contract was issued.

Contract Owner (Owner, you). The person who controls all the rights and privileges under the contract. The Annuitant owns the contract unless another Owner is named as provided for in the contract. The contract may be owned by one, but no more than two, natural persons. When it is held under a retirement plan or program described in Section 401(a), 403(a), 403(b), 408 or 408A or similar provisions of the Code, it may be held by one natural person only.

Contract Value. The sum of (a) the Variable Account Contract Value, which is the value of the subaccount Accumulation Units under the contract, plus (b) the Fixed Account Contract Value, which is the sum of purchase payments allocated to the Fixed Account under the contract, plus credited interest, minus surrenders, surrender charges previously applied and any annual administrative charges applicable to the Fixed Account and minus any transfers to the Variable Account.

Contract Year. Each twelve-month period starting with the date the contract was issued and each Contract Anniversary after that.

Death Benefit. The amount payable upon the death of a Contract Owner before the Annuity Commencement Date. (See “Death Benefit Before the Annuity Commencement Date.”)

Death Benefit Valuation Date. The Death Benefit Valuation Date is the Valuation Date next following the date ReliaStar Life receives proof of death and a written request from the Beneficiary for a single sum payment or an annuity form permitted by Section 72(s) of the Code.

Fixed Account. The Fixed Account is the general account of ReliaStar Life, which consists of all assets of ReliaStar Life other than those allocated to separate accounts of ReliaStar Life.

Fixed Annuity. An annuity with payments that do not vary as to dollar amount.

Funds. Any open-end management investment company (or portfolio thereof) or unit investment trust (or series thereof) in which a subaccount invests.

Qualified Plan. A retirement plan under Sections 401, 403, 408 or 408A or similar provisions of the Code.

Specified Contract Anniversary. Each consecutive six year anniversary date measured from the date the contract was issued. The Specified Contract Anniversary is used to determine the Death Benefit payable if the Contract Owner dies before the Annuity Commencement Date. (See “Death Benefit Before the Annuity Commencement Date.”)

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Subaccount. That portion of the Variable Account which invests in shares of a specific Fund.

Subaccount Accumulation Unit. A unit of measure used to determine the Variable Account Contract Value before annuity payments start.

Successor Beneficiary. The person named to become the Beneficiary if the Beneficiary is not alive.

Valuation Date. Each day on which the New York Stock Exchange is open for business except for a day that a subaccount’s corresponding Fund does not value its shares. ReliaStar Life reserves the right to revise the definition of Valuation Date as needed in accordance with applicable federal securities laws and regulations.

Valuation Period. A Valuation Period is the period between two successive Valuation Dates, commencing at the close of business of a Valuation Date (normally at 4.00 p.m., Eastern Time) and ending at the close of business on the next Valuation Date (normally at 4:00 p.m., Eastern Time). ReliaStar Life reserves the right to revise the definition of Valuation Period as needed in accordance with applicable federal securities laws and regulations.

Variable Account. A separate account of ReliaStar Life consisting of assets set aside by ReliaStar Life, the investment performance of which is kept separate from that of the general assets of ReliaStar Life.

Variable Annuity. A series of periodic payments to the contract payee that will vary in amount, primarily based on the investment results of the subaccounts under the contract.

Variable Annuity Unit. A unit of measure used in the calculation of the second and each subsequent Variable Annuity payment from the Variable Account.

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SUMMARY OF CONTRACT EXPENSES

The following tables describe the fees and expenses you will pay when buying, owning and surrendering the contract. See “Charges Made By ReliaStar Life” for additional information about each of these fees and expenses.

Maximum Contract Owner Transaction Expenses. The following table describes the fees and expenses you will pay at the time you buy the contract, surrender the contract or make transfers between the subaccounts or to the Fixed Account. State premium taxes may also be deducted. See “Premium and Other Taxes.”

Sales Charge Imposed on Purchases	None
Maximum Surrender Charge (a)	6%
Partial Surrender Fee (b)	2% of the partial surrender
amount, up to $25
Transfer Charge (c)	$25

Periodic Fees and Expenses. The following table describes the fees and expenses you will pay periodically during the time you own the contract, not including Fund fees and expenses.

Annual Contract Charge	$30

Variable Account Annual Expenses (as a percentage of average Variable Account Contract Value):
Mortality and Expense Risk Premiums	1.25%
Administration Charge	0.15%
Total Variable Account Annual Expenses	1.40%

(a)	The surrender charge is percentage of amounts surrendered attributable to purchase payments made in the last six Contract Years. The percentage declines over time. In certain situations amounts can be surrendered without any surrender charge. See “Surrender Charge (Contingent Deferred Sales Charge).”

(b)	ReliaStar Life currently does not assess this fee. See “Partial Surrenders.”

(c)	ReliaStar Life currently imposes this charge only on transfers after the 12th transfer in a Contract Year. See “Transfer Charge.”

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Expenses of the Funds. The following table shows the minimum and maximum total gross annual Fund expenses that you may pay during the time you own the contract. Fund expenses vary from Fund to Fund and may change from year to year. For more detail about a Fund’s fees and expenses, review the Fund’s prospectus. See also “Expenses of the Funds.”

	Minimum	Maximum
Total Gross Annual Fund Expenses [d] (deducted from Fund assets)	0.27%	1.93%

Total gross annual Fund expenses are deducted from amounts that are allocated to the Fund. They include management fees and other expenses and may include distribution (12b-1) fees. Other expenses may include service fees that may be used to compensate service providers, including ReliaStar Life and its affiliates, for administrative and Contract Owner services provided on behalf of the Fund. Distribution (12b-1) fees are used to finance any activity that is primarily intended to result in the sale of Fund shares.

If a Fund is structured as a “Fund of Funds,” total gross annual Fund expenses also include the fees associated with the Fund or Funds in which it invests. Because of this a Fund that is structured as a “Fund of Funds” may have higher fees and expenses than a Fund that invests directly in debt and equity securities. For a list of the “Fund of Funds” available through the contract, see the chart of Funds available through the Variable Account on page 10.

(d)	Some Funds which are available through the contract have contractual arrangements to waive and/or reimburse certain Fund fees and expenses. The minimum and maximum total gross annual Fund expenses shown above do not reflect any of these waiver and/or reimbursement arrangements.

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Examples. These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, periodic fees and expenses, including the annual contract charge of $30 (converted to a percentage of assets equal to 0.092%), and Fund fees and expenses.

Example 1: The following examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the maximum Fund fees and expenses without taking into account any expense reimbursements or fee waivers. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
If you surrender your contract at the end of the applicable
time period:	$945	$1,551	$2,180	$3,705
If you annuitize your contract at the end of the applicable
time period:*	$945	$1,051	$1,780	$3,705
If you do not surrender your contract at the end of the
applicable time period:	$345	$1,051	$1,780	$3,705

Example 2: The following examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the minimum Fund fees and expenses without taking into account any expense reimbursements or fee waivers. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
If you surrender your contract at the end of the applicable
time period:	$779	$1,055	$1,355	$2,075
If you annuitize your contract at the end of the applicable
time period:*	$779	$555	$955	$2,075
If you do not surrender your contract at the end of the
applicable time period:	$179	$555	$955	$2,075

ReliaStar Life and certain of its insurance company affiliates offers other variable annuity contracts that also invest in the Funds. These contracts may have charges that could affect the value of their subaccounts and may offer different benefits more suitable to your needs. To obtain more information about these contracts, contact your agent/registered representative or call 1-877-884-5050.

For performance information and Condensed Financial Information, see Appendix C.

*	If the contract’s Annuity Commencement Date occurs during the first two Contract Years following the date the contract was issued, a surrender charge is deducted and the expenses shown in year one reflect this deduction.

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RELIASTAR LIFE

ReliaStar Life is a stock life insurance company organized in 1885 and incorporated under the laws of the State of Minnesota. ReliaStar Life offers individual life insurance and annuities, employee benefits and retirement contracts. Our home office is located at 20 Washington Avenue South, Minneapolis, Minnesota 55401 (612-372-5597).

ReliaStar Life is an indirect, wholly owned subsidiary of ING Groep N.V. (“ING”). ING Groep N.V. is a global financial institution active in the fields of insurance, banking and asset management. ING is headquartered in Amsterdam, The Netherlands. Although ReliaStar Life is a subsidiary of ING, ING is not responsible for the obligations under the contract. The obligations under the contract are solely the responsibility of ReliaStar Life.

The contracts described in this prospectus are nonparticipating. The capital and surplus of ReliaStar Life should be considered as bearing only upon the ability of ReliaStar Life to meet its obligations under the contracts.

ReliaStar Life is a charter member of the Insurance Marketplace Standard Association (“IMSA”). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

Regulatory Developments -- ReliaStar Life and the Industry

As with many financial services companies, ReliaStar and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, ReliaStar Life and its affiliates have been and are providing full cooperation.

Insurance and Retirement Plan Products and Other Regulatory Matters The New York Attorney General (the “NYAG”), other federal and state regulators and self-regulatory agencies are also conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; potential anticompetitive activity; reinsurance; marketing practices; specific product types (including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. ReliaStar Life and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request. Some of these matters could result in regulatory action involving ReliaStar Life or certain of its U.S. affiliates.

These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which ReliaStar Life is engaged.

In light of these and other developments, U.S. affiliates of ING, including ReliaStar Life, periodically review whether modifications to their business practices are appropriate.

Investment Product Regulatory Issues. Since 2002, there has been increased governmental and regulatory activity relating to mutual Funds and variable insurance products. This activity has primarily focused on inappropriate trading of Fund shares; directed brokerage; compensation; sales practices, suitability and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on Fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual Fund trading in ING insurance, retirement and mutual Fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

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The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual Funds within the variable insurance and mutual Fund products of certain subsidiaries of ING, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in reports previously filed by affiliates of ReliaStar Life with the SEC pursuant to the Securities Exchange Act of 1934, as amended.

Action may be taken by regulators with respect to ReliaStar Life or certain affiliates before investigations relating to Fund trading are completed. The potential outcome of such action is difficult to predict but could subject ReliaStar Life or certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including ReliaStar Life.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or the employees of its subsidiaries or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S.-based operations, including ReliaStar Life.

Product Regulation. Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws, and regulations, which are administered and enforced by a number of governmental and self-regulatory authorities. Specifically, U.S. federal income tax law imposes certain requirements relating to non-qualified annuity product design, administration and investments that are conditions for beneficial tax treatment of such products under the Code. See FEDERAL TAX STATUS, page 28, for further discussion of some of these requirements. Failure to administer certain non-qualified product features (for example, contractual annuity dates) could affect such beneficial tax treatment. In addition, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution, and administration. Failure to meet any of these complex tax, securities or insurance requirements could subject ReliaStar Life to administrative penalties, unanticipated remediation or other claims and costs.

THE VARIABLE ACCOUNT

The Variable Account is a separate account of ReliaStar Life established by the Board of Directors of ReliaStar Life on November 12, 1981, pursuant to the laws of the State of Minnesota. The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (“1940 Act”). Such registration does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account, ReliaStar Life or the Funds. ReliaStar Life has complete ownership and control of the assets in the Variable Account, but these assets are held separately from ReliaStar Life’s other assets and are not part of ReliaStar Life’s general account.

The portion of the assets of the Variable Account equal to the reserves and other contract liabilities of the Variable Account will not be charged with liabilities incurred in any other business that ReliaStar Life may conduct. ReliaStar Life has the right to transfer to its general account any assets of the Variable Account that are in excess of such reserves and other liabilities. The income, if any, and gains and losses, realized or unrealized, of the Variable Account will be credited to or charged against the Variable Account in accordance with the contracts supported by the Variable Account, without regard to the other income, gains or losses of ReliaStar Life.

Purchase payments allocated to the Variable Account under a contract are invested in one or more subaccounts of the Variable Account, as selected by you, the Owner. The future Variable Account Contract Value depends primarily on the investment performance of the Funds whose shares are held in the subaccounts selected.

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INVESTMENTS OF THE VARIABLE ACCOUNT

When you apply for a contract, you can allocate purchase payments to one or more of the available subaccounts. Each subaccount invests in shares of one of the Funds at its net asset value. As Owner, you can change a purchase payment allocation for future purchase payments and can transfer all or part of the values in a subaccount to another subaccount. An Owner may make transfers to the Fixed Account from the Variable Account at any time.

The following chart lists the Funds that are available through the variable account. For additional information about each Fund’s investment adviser/subadviser and investment objective, see Appendix B to this prospectus.

Certain Funds that are available through the Variable Account are structured as “Fund of Funds.” These Funds may have higher fees and expenses than a Fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying Funds in which they invest. The “Fund of Funds” available through the Contract are identified in the following chart.

  American Funds – Growth Fund (Class 2)
  American Funds – Growth-Income Fund (Class 2)
  American Funds – International Fund (Class 2)
  Fidelity® VIP Contrafund® Portfolio (Initial Class)
  Fidelity® VIP Equity-Income Portfolio (Initial Class)
  ING AllianceBernstein Mid Cap Growth Portfolio (Class I)
  ING BlackRock Large Cap Growth Portfolio (Class I)
  ING Evergreen Health Sciences Portfolio (Class I)
  ING Evergreen Omega Portfolio (Class I)
  ING FMRSM Diversified Mid Cap Portfolio (Class I)
  ING FMRSM Large Cap Growth Portfolio (Class I)
  ING Global Resources Portfolio (Class I)
  ING JPMorgan Emerging Markets Equity Portfolio (Class I)
  ING JPMorgan Small Cap Core Equity Portfolio (Class I)
  ING JPMorgan Value Opportunities Portfolio (Class I)
  ING Julius Baer Foreign Portfolio (Class I)
  ING Legg Mason Value Portfolio (Class I)
  ING LifeStyle Aggressive Growth Portfolio (Class I)*
  ING LifeStyle Growth Portfolio (Class I)*
  ING LifeStyle Moderate Growth Portfolio (Class I)*
  ING LifeStyle Moderate Portfolio (Class I)*
  ING Limited Maturity Bond Portfolio (Class S)
  ING Liquid Assets Portfolio (Class I)
  ING MarketStyle Growth Portfolio (Class I)*
  ING MarketStyle Moderate Growth Portfolio (Class I)*
  ING MarketStyle Moderate Portfolio (Class I)*
  ING Marsico Growth Portfolio (Class I)
  ING Marsico International Opportunities Portfolio (Class I)
  ING MFS Total Return Portfolio (Class I)
  ING MFS Utilities Portfolio (Class I)
  ING Oppenheimer Main Street Portfolio® (Class I)
  ING Pioneer Fund Portfolio (Class I)
  ING Pioneer Mid Cap Value Portfolio (Class I)
  ING Stock Index Portfolio (Class I)
  ING T. Rowe Price Capital Appreciation Portfolio (Class I)
  ING T. Rowe Price Equity Income Portfolio (Class I)
  ING UBS U.S. Allocation Portfolio (Class S)
  ING Van Kampen Growth and Income Portfolio (Class S)
  ING VP Index Plus International Equity Portfolio (Class S)
  ING Wells Fargo Small Cap Disciplined Portfolio (Class I)
  ING Baron Small Cap Growth Portfolio (I Class)
  ING Columbia Small Cap Value II Portfolio (I Class)
  ING JP Morgan Mid Cap Value Portfolio (I Class)
  ING Lord Abbett U.S. Government Securities Portfolio (I Class)
  ING Neuberger Berman Partners Portfolio (I Class)
  ING Neuberger Berman Regency Portfolio (I Class)
  ING Oppenheimer Global Portfolio (I Class)
  ING Oppenheimer Strategic Income Portfolio (S Class)
  ING PIMCO Total Return Portfolio (I Class)
  ING T. Rowe Price Diversified Mid Cap Growth Portfolio (I Class)
  ING UBS U.S. Large Cap Equity Portfolio (I Class)
  ING Van Kampen Comstock Portfolio (I Class)
  ING Van Kampen Equity and Income Portfolio (I Class)
  ING VP Balanced Portfolio (Class I)
  ING VP Index Plus LargeCap Portfolio (Class I)
  ING VP Index Plus MidCap Portfolio (Class I)
  ING VP Index Plus SmallCap Portfolio (Class I)
  ING VP Intermediate Bond Portfolio (Class I)
  ING VP High Yield Bond Portfolio (Class I)
  ING VP Real Estate Portfolio (Class S)
  ING VP SmallCap Opportunities Portfolio (Class I)
  Neuberger Berman AMT Socially Responsive Portfolio® (Class I)
*	These Funds are structured as “Fund of Funds.” See the “Expenses of the Funds” table and “Expenses of the Funds” for more information about “Fund of Funds.”

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Certain Funds available through the Variable Account have names, investment objectives and policies similar to the names, investment objectives and policies of other Funds managed by the Fund’s investment adviser. The investment results of a Fund, however, may be higher or lower than those of other Funds managed by the same adviser. There can be no assurance, and no representation is made, that the investment results of any Fund will be comparable to those of another Fund managed by the same investment adviser.

More detailed information about the Funds can be found in the current prospectus and Statement of Additional Information for each Fund. The Fund prospectuses should be read carefully before any allocation to, or transfers among, the subaccounts.

There is no assurance that the stated objectives and policies of any of the Funds will be achieved. Shares of the Funds will rise and fall in value and you could lose money by investing in the Funds. Shares of the Funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all Funds are diversified, as defined under the 1940 Act.

ReliaStar Life reserves the right, subject to compliance with the law, to offer additional Funds.

The Funds are available to registered separate accounts of ReliaStar Life and to insurance companies other than ReliaStar Life, offering variable annuity contracts and variable life insurance policies. ReliaStar Life currently does not foresee any disadvantages to Owners resulting from the Funds selling shares to fund products other than the contracts. However, there is a possibility that a material conflict may arise between Owners whose Contract Values are allocated to the Variable Account and the owners of variable life insurance policies and variable annuity contracts issued by ReliaStar Life or by such other companies whose assets are allocated to one or more other separate accounts investing in any one of the Funds. In the event of a material conflict, ReliaStar Life will take any necessary steps, including removing the Fund from the Variable Account, to resolve the matter. The Board of Directors or Trustees of each Fund will monitor events in order to identify any material conflicts that possibly may arise and determine what action, if any, should be taken in response to those events or conflicts. See each individual Fund prospectus for more information.

Reinvestment

The Funds have, as a policy, the distribution of income, dividends and capital gains. However, under the contracts there is an automatic reinvestment of such distributions.

Addition, Deletion or Substitution of Fund Shares

ReliaStar Life reserves the right, subject to applicable law and any required regulatory approvals, to make additions to, deletions from or substitutions for the shares that are held in the Variable Account or that the Variable Account may purchase:

  ReliaStar Life reserves the right to establish additional subaccounts of the Variable Account each of which would invest in shares corresponding to a new or another investment company portfolio or delete subaccounts. Any new subaccounts may be made available to existing Contract Owners on a basis to be determined by ReliaStar Life.
  ReliaStar Life may, in its sole discretion, eliminate one or more subaccounts, combine two or more subaccounts or close such subaccounts to new premium or transfers, if marketing needs, tax or regulatory considerations or investment conditions warrant. ReliaStar Life will notify you in advance by a supplement to this prospectus if it closes a subaccount. If ReliaStar Life eliminates, closes or combines a subaccount or if a subaccount is otherwise unavailable for new investment, unless you provide us with alternative allocation instructions, all future premiums directed to the subaccount that was eliminated, closed or combined or otherwise unavailable may be automatically allocated among the other subaccounts in which your Contract Value is allocated, on a proportionate basis. You may give us alternative allocation instructions by contacting our ING Customer Service Center. See also the “Transfers” section of this prospectus for information about making subaccount allocation changes;

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  If the shares of a Fund are closed or otherwise no longer available for investment, or if, in ReliaStar Life's judgment, further investment in a Fund should become inappropriate in view of the purposes of the Variable Account or when, in our sole discretion, marketing, tax, regulatory requirements or investment conditions warrant, ReliaStar Life may redeem the shares of that Fund and substitute shares of another registered open-end investment company. The new Funds may have higher fees and charges than the ones they replaced. In the event of any such substitution, deletion or change, ReliaStar Life may make such changes as may be necessary or appropriate to reflect such substitution, deletion or change. If all or a portion of your investments are allocated to any of the current Funds that are being substituted for or deleted on the date such action is announced, you may transfer the portion of the Accumulation Value affected without payment of a transfer charge to available subaccounts.

  If deemed by us to be in the best interests of persons having voting rights under the contracts, the Variable Account may be operated as a management company under the 1940 Act, it may be deregistered under the 1940 Act in the event such registration is no longer required or it may be combined with our other separate accounts.

  CHARGES MADE BY RELIASTAR LIFE

  ReliaStar Life deducts the charges described below to cover our costs and expenses, the services we provide and the risks we assume under the contracts. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

  Surrender Charge (Contingent Deferred Sales Charge)

  No deduction for a sales charge is made from purchase payments. However, a surrender charge (which may be deemed a contingent deferred sales charge) may be assessed. This charge is intended to reimburse ReliaStar Life for expenses relating to the sale of the contracts, including commissions to sales personnel, costs of sales material and other promotional activities and sales administration costs.

  If part or all of a contract’s value is surrendered or, except for contracts issued in the State of Washington, if the contract’s Annuity Commencement Date occurs within the first two years after the contract is issued, surrender charges may be assessed by ReliaStar Life.

  In the case of a partial withdrawal where you request a specified dollar amount, the amount withdrawn will be the amount you specified, adjusted by any applicable surrender charge.

  Computation of Surrender Charges -- For purposes of determining surrender charges, surrenders shall first be taken from Old Purchase Payments until they are exhausted, then from New Purchase Payments until they are exhausted and thereafter from Contract Earnings.

    “New Purchase Payments” are those contract purchase payments received by ReliaStar Life during the Contract Year in which the surrender occurs or in the five immediately preceding Contract Years;
    “Old Purchase Payments” are those contract purchase payments not defined as New Purchase Payments; and
    “Contract Earnings” at any Valuation Date is the Contract Value less the sum of New Purchase Payments and Old Purchase Payments.

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  Total Surrenders; Amount of Surrender Charge -- The surrender charge for a total surrender is determined by multiplying the amount of each New Purchase Payment surrendered, that is not eligible for a free surrender, by the applicable surrender charge percentage as set forth in the following table:

Surrender Charge Percentage Table

Contract Year of Surrender	Surrender Charge as a
Minus Contract Year of	Percentage of Each
Purchase Payment	Purchase Payment

0-1	6%
2-3	5
4-5	4
6 and later	0

  Free Surrenders -- Surrenders taken from the following amounts (“Free Surrenders”) are not subject to a surrender charge during any Contract Year: (a) any Old Purchase Payments not already surrendered; (b) 10% of all New Purchase Payments that have been received by ReliaStar Life (with the exception of systematic withdrawals, this does not apply to surrenders made during the first Contract Year nor to any surrenders after the first surrender made in each Contract Year thereafter); and (c) any contract earnings being surrendered.

  Partial Surrenders -- The amount of the partial surrender subject to a surrender charge is determined by dividing (a) the portion of each New Purchase Payment to be surrendered that is not eligible for a Free Surrender by (b) one minus the applicable surrender charge percentage from the Surrender Charge Percentage Table set forth above. The resulting amount for each New Purchase Payment to be surrendered is then multiplied by the applicable surrender charge percentage from the Surrender Charge Percentage Table shown above to arrive at the amount of surrender charge to be assessed. The total of the amount surrendered will be subject to the surrender charge.

  If the surrender charge is less than the Contract Value that remains immediately after surrender, it will be deducted proportionately from the subaccounts that make up such Contract Value. If the surrender charge is more than such remaining Contract Value, the portion of the surrender charge that can be deducted from such remaining Contract Value will be so deducted and the balance will be deducted from the surrender payment. In computing surrenders, any portion of a surrender charge that is deducted from the remaining Contract Value will be deemed a part of the surrender.

  In addition, ReliaStar Life reserves the right to assess a partial surrender fee. This fee is the lesser of 2% of the partial surrender amount or $25. ReliaStar Life currently does not assess this fee.

  Annual Contract Charge

  Each year on the Contract Anniversary, ReliaStar Life deducts an annual contract charge of $30 from the Contract Value. ReliaStar Life will not increase the annual contract charge. In any Contract Year when a contract is surrendered for its full value on other than the Contract Anniversary, the annual contract charge will be deducted at the time of such surrender. If a Fixed Annuity payment or a Variable Annuity payment is selected, then the annual contract charge will be assessed and deducted in equal installments from each annuity payment. When more than one annuity is selected, then a separate annual contract charge will be assessed against each annuity.

Waiver of Charges

  Waiver of Annual Contract Charge -- ReliaStar Life reserves the right to waive the annual contract charge for contracts applied for on or after September 1, 1998 where the cumulative purchase payments, less any cumulative partial surrenders, exceed $50,000. ReliaStar Life reserves the right to reinstate the annual contract charge on contracts previously qualifying for the waiver, if the cumulative purchase payments, less any cumulative partial surrenders, equals or falls below $50,000 or if ReliaStar Life withdraws the waiver of the charge.

  ReliaStar Life will not waive the annual contract charges assessed and deducted from annuity payments.

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  Waiver of Surrender Charge -- Under certain circumstances as defined in the contract and the rider(s) related to the provisions below, beginning one year after the effectiveness of the rider(s) ReliaStar Life will permit the Contract Owner to access his or her money in the contract. ReliaStar Life will permit a full or partial surrender without a surrender charge (1) if the Contract Owner becomes terminally ill; (2) if the Contract Owner becomes confined to a skilled nursing facility or hospital; and (3) if and so long as the Contract Owner is disabled. If the Contract Owner is unemployed for at least 90 consecutive days the Owner can take, on a one time basis, up to 50% of the Contract Value of the contract without incurring a surrender charge.

  These waivers are subject to the specific provisions of the rider(s) and may not be available in all states.

  Mortality Risk Premium

  The Variable Annuity payments made to Annuitants will vary in accordance with the investment performance of the subaccounts selected by the Owner. However, they will not be affected by the mortality experience (death rate) of persons receiving annuity payments from the Variable Account. ReliaStar Life assumes this “mortality risk” and has guaranteed the annuity rates incorporated in the contract, which cannot be changed.

  To compensate ReliaStar Life for assuming this mortality risk and the mortality risk that Beneficiaries of Annuitants dying before the Annuity Commencement Date may receive amounts in excess of the then current Contract Value (see “Death Benefit Before the Annuity Commencement Date”), ReliaStar Life deducts a mortality risk premium from the Variable Account Contract Value. The deduction is made daily in an amount that is equal to an annual rate of 0.85% of the daily Contract Values under the Variable Account.

  Once it is set, ReliaStar Life may not change the rate charged for the mortality risk premium under any contract.

  Expense Risk Premium

  ReliaStar Life will not increase charges for administrative expenses regardless of its actual expenses. To compensate ReliaStar Life for assuming this expense risk, ReliaStar Life deducts an expense risk premium from the Variable Account Contract Value. The deduction is made daily in an amount that is equal to an annual rate of 0.40% of the daily Variable Account Contract Values.

  Once it is set, ReliaStar Life may not change the rate of the expense risk premium under any contract.

Administration Charge

  ReliaStar Life deducts a daily administration charge from the Variable Account Contract Value in an amount equal to an annual rate of 0.15% of the daily Contract Values under the Variable Account. This charge is deducted to reimburse ReliaStar Life for the cost of providing administrative services under the contracts and the Variable Account. ReliaStar Life may not change the rate of the administration charge under any contract.

  Once it is set, ReliaStar Life may not change the rate of the administration charge under any contract.

Transfer Charge

  ReliaStar Life currently assesses a transfer charge of $25 per transfer for transfers between the subaccounts or the Fixed Account after the 12th transfer in a Contract Year. We reserve the right to charge up to $25 on all transfers and to limit the number of transfers.

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  Premium and Other Taxes

  Various states and other governmental entities levy a premium tax, currently ranging up to 3.5%, on annuity contracts issued by insurance companies. If the Owner of the contract lives in a governmental jurisdiction that levies such a tax, ReliaStar Life will pay the taxes when due and reserves the right to deduct the amount of the tax either from purchase payments as they are received or from the Contract Value at the Annuity Commencement Date (immediately before the Contract Value is applied to an annuity form) as permitted or required by applicable law.

  Premium tax rates are subject to change from time to time by legislative and other governmental action. The timing of tax levies also varies from one taxing authority to another. Consequently, in many cases the purchaser of a contract will not be able to accurately determine the premium tax applicable to the contract. ReliaStar Life reserves the right to deduct charges for any other tax or economic burden resulting from the application of the tax laws that it determines to be applicable to the contract.

  General: Reduction or Waiver of Charges or Minimum Purchase Payments

  Any of the charges under the contract, as well as the minimum purchase payment requirements set forth in this prospectus, may be reduced due to special circumstances that result in lower sales, administrative or mortality expenses. For example, special circumstances may exist in connection with group or sponsored arrangements, sales to ReliaStar Life’s policy and Contract Owners or those of affiliated insurance companies or sales to employees or clients of ReliaStar Life or ReliaStar Life’s affiliates. The amount of any reductions will reflect the reduced sales effort and administrative costs resulting from, or the different mortality experience expected as a result of, the special circumstances. Reductions will not be unfairly discriminatory against any person, including the affected policy or Contract Owners and owners of all other contracts funded by the Variable Account.

  Expenses of the Funds

  As shown in the Fund prospectuses and described in the “Expenses of the Funds” table of this prospectus, each Fund deducts management fees from the amounts allocated to the Funds. In addition, each Fund deducts other expenses which may include service fees that may be used to compensate service providers, including ReliaStar Life and its affiliates, for administrative and Contract Owner services provided on behalf of the Fund. Furthermore, certain Funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of Fund shares. For a more complete description of the Funds’ fees and expenses, review each Fund’s prospectus.

  ReliaStar Life or its U.S. affiliates receives substantial revenue from each of the Funds or the Funds’ affiliates, although the amount and types of revenue vary with respect to each of the Funds offered through the contract. This revenue is one of several factors ReliaStar Life considers when determining the policy fees and charges and whether to offer a Fund through our contracts. Fund revenue is important to ReliaStar Life’s profitability, and it is generally more profitable for us to offer affiliated Funds than to offer unaffiliated Funds.

  In terms of total dollar amounts received, the greatest amount of revenue generally comes from assets allocated to Funds managed by Directed Services LLC or other ReliaStar Life affiliates, which Funds may or may not also be subadvised by another company affiliate. Assets allocated to Funds managed by a company affiliate but subadvised by unaffiliated third parties generally generate the next greatest amount of revenue. Finally, assets allocated to unaffiliated Funds generate the least amount of revenue. ReliaStar Life expects to make a profit from this revenue to the extent it exceeds its expenses, including the payment of sales compensation to our distributors.

  Types of Revenue Received from Affiliated Funds. Affiliated Funds are (a) Funds managed by Directed Services LLC or other company affiliates, which Funds may or may not also be subadvised by another company affiliate; and (b) Funds managed by a company affiliate but that are subadvised by unaffiliated third parties.

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  Revenues received by ReliaStar Life from affiliated Funds may include:

    A share of the management fee deducted from Fund assets;
    Service fees that are deducted from Fund assets;
    For certain share classes, ReliaStar Life or its affiliates may also receive compensation paid out of 12b-1 fees that are deducted form Fund assets; and
    Other revenues that may be based either on an annual percentage of average net assets held in the Fund by ReliaStar life or a percentage of the Fund’s management fees.

  These revenues may be received as cash payments or according to a variety of financial accounting techniques that are used to allocate revenue and profits across the organization. In the case of affiliated Funds subadvised by unaffiliated third parties, any sharing of the management fee between ReliaStar Life and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fees has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with ReliaStar Life.

  Types of Revenue Received from Unaffiliated Funds. Revenue received from each of the unaffiliated Funds or their affiliates is based on an annual percentage of the average net assets held in that Fund by ReliaStar Life. Some unaffiliated Funds or their affiliates pay us more than others and some of the amounts ReliaStar Life receives may be significant.

  Revenues received by ReliaStar Life from unaffiliated Funds and/or their affiliates may include:

    For certain Funds, compensation paid from 12b-1 fees or service fees that are deducted from Fund assets; and
    Additional payments for administrative, recordkeeping or other services that we provide to the Funds or their affiliates, such as processing purchase and redemption requests, and mailing Fund prospectuses, periodic reports and proxy materials. These additional payments may be used by us to finance distribution of the contract.
    For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from Fund assets; and
    Additional payments for administrative, recordkeeping or other services that we provide to the Funds or their affiliates, such as processing purchase and redemption requests and mailing Fund prospectuses, periodic reports and proxy materials. These additional payments may be used by us to finance distribution of the policy.

  These revenues are received as cash payments, and if the three unaffiliated Fund families currently offered through the contract were individually ranked according to the total amount they paid to the company or its affiliates in 2006, that ranking would be as follows:

    Fidelity Variable Insurance Product Portfolios;
    American Funds Insurance Series; and
    Neuberger Berman AMT Portfolios.

  If the revenues received from affiliated Funds were included in this list, payments from Directed Services LLC and other company affiliates would be at the top of the list.

  In addition to the types of revenue received from affiliated and unaffiliated Funds described above, affiliated and unaffiliated Funds and their investment advisers, subadvisers or affiliates may participate at their own expense in company sales conferences or educational and training meetings. In relation to such participation, a Fund’s investment adviser, subadviser or affiliate may make fixed dollar payments to help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to:

    Co-branded marketing materials;
    Targeted marketing sales opportunities;
    Training opportunities at meetings;
    Training modules for sales personnel; and
    Opportunity to host due diligence meetings for representatives and wholesalers.

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  Certain Funds that are available through the Variable Account are structured as “Fund of Funds.” These Funds may have higher fees and expenses than a Fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying Funds in which they invest. These Funds are affiliated Funds and the underlying Funds in which they invest may be affiliated Funds as well. The Fund prospectuses disclose the aggregate annual operating expenses of each portfolio and its corresponding underlying Fund or Funds. The “Fund of Funds” available through the contract are identified in the list of Funds available through the Variable Account on page 10.

  Please note that certain management personnel and other employees of ReliaStar Life or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated Funds. See “Distribution of the Contract.”

  ADMINISTRATION OF THE CONTRACTS

  ReliaStar Life assumes the responsibilities of performing certain administrative functions relating to the contracts and the Variable Account. These functions include, among other things, maintaining the books and records of the Variable Account and the subaccounts and maintaining records of the name, address, taxpayer identification number, contract number, type of contract issued to each Owner, Contract Value and other pertinent information necessary to the administration and operation of the contracts. These administrative functions are located at the ING Customer Service Center, P.O. Box 5050, Minot, North Dakota 58703; Telephone 1-877-884-5050.

  THE CONTRACTS

  The contracts are designed for sale as non-qualified contracts and also for retirement plans that may be Qualified Plans. A single purchase payment can be made for a deferred annuity or subsequent purchase payments can be made up to the maximum level of funding set forth below. The minimum amount ReliaStar Life will accept as an initial purchase payment is $5,000 for non-qualified contracts and $2,000 for qualified contracts. ReliaStar Life may choose not to accept any subsequent purchase payment for a non-qualified contract if it is less than $500 and for a qualified contract if it is less than $200. ReliaStar Life may also choose not to accept any subsequent purchase payment if the purchase payment together with the Contract Value at the next Valuation Date exceeds $1,000,000. Any purchase payment not accepted by ReliaStar Life will be refunded. ReliaStar Life reserves the right to accept smaller or larger initial and subsequent purchase payments in connection with special circumstances, such as sales through group or sponsored arrangements.

  Factors to Consider in the Purchase Decision

  The decision to purchase the contract should be discussed with a qualified financial representative and tax adviser, making sure that you understand the subaccounts it provides, its other features, the risks and potential benefits you will face and the fees and expenses you will incur when, together with a qualified financial representative and tax adviser, you consider an investment in the contract.

    Long-Term Investment - This contract is a long-term investment and is typically most useful as part of a personal retirement plan. Early withdrawals may expose you to surrender charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time your purchase payments are left in the contract.
    You should not purchase the contract if you are looking for a short-term investment or expect to need to makewithdrawals before you are 59½.
    Investment Risk - The value of the Funds available under the contract may fluctuate with the markets and interest rates. You should not purchase the contract in order to invest in the Funds if you cannot risk getting back less money than you put in.
    Features and Fees - The fees for the contract reflect costs associated with the features and benefits it provides. As you consider the contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features.

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    Exchanges - If the contract will be a replacement for another annuity contract, you should compare the two options carefully, compare the costs associated with each and identify additional benefits available under the contract. You should consider whether these additional benefits justify incurring a new schedule of surrender charges or any increased charges that might apply under this contract. Also, be sure to talk to your financial representative or tax adviser to make sure that the exchange will be handled so that it is tax-free.
    Tax Favored Arrangement - If you are purchasing the contract through a tax favored arrangement, including Individual Retirement Annuities (“IRAs”) and Roth IRAs, you should carefully consider the costs and benefits of the contract (including annuity income benefits) before purchasing the contract. Under the Federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn.
    However, in relation to a Qualified Plan, an annuity contract is not necessary to obtain this favorable taxtreatment and does not provide any tax benefits beyond the deferral already available to the Qualified Plan itself.However, annuities do provide other features and benefits (such as the Death Benefit or the option of lifetimeannuity payments at established rates) that may be valuable to you. You should discuss your alternatives with aqualified tax adviser or registered representative taking into account the additional fees and expenses you mayincur in an annuity.

  There may be differences in your contract (such as differences in fees, charges and benefits) from the one described in this prospectus because of the requirements of the state where ReliaStar issued your contract. Consult your contract for its specific terms.

  OTHER PRODUCTS

  ReliaStar Life and our affiliates offer various other products with different features and terms than the contracts, and that may offer some or all of the same Funds. These products have different benefits, fees and charges, and may or may not better match your needs. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact the ING Customer Service Center or your agent/registered representative.

  Allocation of Purchase Payments

  Purchase payments can be allocated by the Owner to one or more of the available subaccounts of the Variable Account (see “Funds Available Through the Variable Account,”) and/or to the Fixed Account (see Appendix A). The Fixed Account is not available to Contract Owners in the States of Maryland, Oregon, South Carolina and Washington. Any purchase payment or portion thereof for which no allocation election is made will be returned to the Owner.

  The initial purchase payment will be allocated not later than two business days after receipt, if the application and all information necessary for processing the contract are complete. ReliaStar Life may retain purchase payments for up to five business days while attempting to complete an incomplete application. If the application cannot be made complete within this period, the applicant will be informed of the reasons for the delay and the purchase payment will be returned immediately. Once the completed application is received, the payment must be allocated within two business days according to the applicant’s premium allocation instructions. ReliaStar Life will make inquiry to discover any missing information related to subsequent payments. For any subsequent purchase payments, the payments will be credited at the subaccount accumulation unit value next determined after receipt of the purchase payment.

  If the applicant’s most recent premium allocation instructions includes a Fund that corresponds to a subaccount that is closed to new investment or is otherwise unavailable, net premium received that would have been allocated to the subaccount corresponding to the closed or otherwise unavailable Fund may be allocated among all the other available subaccounts in which Contract Value allocated, on a proportionate basis. If there are no other such subaccounts, the applicant must provide us with alternative allocation instructions or the premium payment will be returned.

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  Upon allocation to subaccounts of the Variable Account, a purchase payment is converted into accumulation units of the subaccount. The amount of the purchase payment allocated to a particular subaccount is divided by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in the Variable Account with respect to the contract. The net investment results of each subaccount vary primarily with the investment performance of the Fund whose shares are held in the subaccount.

  A Fund may impose a minimum purchase requirement. If that minimum purchase requirement exceeds the aggregate of all purchase payments received by ReliaStar Life, less any redemption of Fund shares resulting from transfers or surrenders, on any given day that are to be applied to a subaccount for the purchase of shares of such Fund, such purchase payments will be refunded.

  Subaccount Accumulation Unit Value

  Each subaccount Accumulation Unit was initially valued at $10 when the first Fund shares were purchased. Thereafter the value of each subaccount Accumulation Unit will vary up or down according to a net investment factor, which is primarily based on the investment performance of the applicable Fund. Fund shares in the subaccounts will be valued at their net asset value.

  Dividend and capital gain distributions from a Fund will be automatically reinvested in additional shares of such Fund and allocated to the appropriate subaccount. The number of subaccount Accumulation Units does not increase because of the additional shares, but the accumulation unit value may increase.

Net Investment Factor

  The net investment factor is an index number which reflects charges under the contract and the investment performance during a Valuation Period of the Fund whose shares are held in the particular subaccount. If the net investment factor is greater than one, the value of a subaccount Accumulation Unit has increased. If the net investment factor is less than one, the value of a subaccount Accumulation Unit has decreased. The net investment factor is determined by dividing (1) by (2) then subtracting (3) from the result, where:

(1)	Is the net result of:

	(a)	the net asset value per share of the Fund shares held in the subaccount, determined at the end of the current

Valuation Period, plus

	(b)	the per share amount of any dividend or capital gain distributions made on the Fund shares held in the subaccount during the current Valuation Period, plus or minus

	(c)	a per share charge or credit for any taxes reserved for which ReliaStar Life determines to have resulted from the investment operations of the subaccount and to be applicable to the contract;

(2)	Is the net result of:

	(a)	the net asset value per share of the Fund shares held in the subaccount, determined at the end of the last prior Valuation Period, plus or minus

	(b)	a per share charge or credit for any taxes reserved for during the last prior Valuation Period which ReliaStar Life determines to have resulted from the investment operations of the subaccount and to be applicable to the contract; and

(3)	Is a factor representing the mortality risk premium, the expense risk premium and the administration charge deducted from the subaccount which factor is equal, on an annual basis, to 1.40% of the daily net asset value of the subaccount.

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  Death Benefit Before the Annuity Commencement Date

  If the Owner, including any joint Owner, dies before the Annuity Commencement Date, the Beneficiary will be entitled to receive the Death Benefit. The Death Benefit will be:

(1)	If any Owner (including the Annuitant) dies on or before the first day of the month following the Owner’s 85th birthday, the greater of (i) the Contract Value on the Death Benefit Valuation Date; or (ii) the sum of the purchase payments received by ReliaStar Life under the contract to the Death Benefit Valuation Date, less any surrender payments previously made by ReliaStar Life; or (iii) the Contract Value on the Specified Contract Anniversary (immediately preceding the Owner’s death), plus any Purchase Payments and reduced by any surrender payments since that anniversary;

(2)	If any Owner (including the Annuitant) dies after the first day of the month following the Owner’s 85th birthday, the Contract Value on the Death Benefit Valuation Date.

  If a single sum is requested, it will be paid within seven days after the Death Benefit Valuation Date. If an annuity form is requested, it may be any annuity form permitted by Section 72(s) of the Code and that ReliaStar Life is willing to issue. An annuity form selection must be in writing and must be received by ReliaStar Life within 60 days after the date of the Owner’s death, otherwise the Death Benefit as of the Death Benefit Valuation Date will be paid in a single sum to the Beneficiary and the contract will be canceled.

  If the only Beneficiary is the Owner’s surviving spouse, such spouse may continue the contract as the Owner and then (1) select a single sum payment or (2) select any annuity form that does not exceed such spouse’s life expectancy.

  If the Beneficiary elects to receive annuity payments under an annuity form, the amount and duration of payments may vary depending on the annuity form selected and whether Fixed and/or Variable Annuity payments are requested. (See “Annuity Provisions.”) Repayments cannot extend beyond the life or life expectancy of the Beneficiary.

  Death Benefit After the Annuity Commencement Date

  If the Annuitant dies after the Annuity Commencement Date, the Death Benefit, if any, shall be as stated in the annuity form in effect.

  Surrender (Redemption)

  If a written request is received by ReliaStar Life from the Owner before the Annuity Commencement Date, all or part of the Contract Value will be paid to the Owner after deducting any applicable surrender charge and taxes. (See “Surrender Charge (Contingent Deferred Sales Charge).”)

  Partial surrenders must be at least $500. No partial surrender can cause the Contract Value to fall below $1,000. If a total surrender occurs other than on a Contract Anniversary, the annual contract charge will be deducted from the Contract Value before the surrender payment is made. ReliaStar Life reserves the right to assess a processing fee not to exceed the lesser of 2% of the partial surrender amount or $25. No processing fee will be charged in connection with total surrenders.

  ReliaStar Life may require that the contract be returned before a surrender takes place. A surrender will take place on the next Valuation Date after the requirements for surrender are completed and payment will be made within seven days after such Valuation Date. Unless the Owner requests a partial surrender to be made from the Fixed Account or particular subaccounts, a partial surrender will be taken proportionately from the Fixed Account and all subaccounts on a basis that reflects their proportionate percentage of the Contract Value.

  If the Contract Value after all charges is less than $1,000, ReliaStar Life can cancel the contract on any Contract Anniversary or, if such Contract Anniversary is not a Valuation Date, on the next Valuation Date thereafter by paying to the Owner the Contract Value as of such Valuation Date.

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  If the contract is purchased as a “tax-sheltered annuity” under Section 403(b) of the Code, it is subject to certain restrictions on redemption imposed by Section 403(b)(11) of the Code. (See “Tax-Sheltered Annuities.”)

  Surrender payments may be taxable and in addition may be subject to a 10% tax penalty if before age 59½. Consideration should be given to the tax implications of a surrender before making a surrender request, including a surrender in connection with a Qualified Plan.

  Systematic Withdrawals

  Systematic withdrawals, which are a specialized form of partial surrenders (see “Surrender (Redemption)”), are offered for both Qualified Plan contracts and for non-qualified contracts. The Owner may elect to take systematic withdrawals from subaccounts by surrendering a specified dollar amount or percentage of cumulative purchase payments on a monthly, quarterly, semi-annual or annual basis. The minimum amount of any systematic withdrawal is $100. Systematic withdrawals can be taken from Variable Account Contract Value and/or Fixed Account Contract Value. A surrender charge will be imposed on the amount of any systematic withdrawal, which is not a Free Surrender. (See “Surrender Charge (Contingent Deferred Sales Charge).”) Systematic withdrawals can be discontinued by the Owner if the Contract Value falls below $10,000 or at any time by writing to ReliaStar Life’s administrative office in Minot, North Dakota.

  ReliaStar Life reserves the right to modify or discontinue offering systematic withdrawals; however, any such modification or discontinuation will not affect any systematic withdrawal programs already commenced. While ReliaStar Life does not currently charge a processing fee for partial surrenders under this program, it reserves the right to charge a processing fee not to exceed the lesser of 2% of the systematic withdrawal payment or $25.

  Systematic withdrawals may be subject to tax, including a penalty tax, and you should consult with a qualified tax adviser before requesting any systematic withdrawal. (See “Taxation of Annuities.”)

  Contract Owners interested in participating in the systematic withdrawal program can obtain a separate application form and full information about the program and its restrictions from their registered representative.

  Transfers

  Before the Annuity Commencement Date, the Owner may transfer amounts between subaccounts or from the subaccounts to the Fixed Account subject to certain conditions ReliaStar Life or the Funds may impose. See “Limits on Frequent or Disruptive Transfers.” Subject to certain restrictions, amounts may also be transferred from the Fixed Account to the subaccounts. Currently, these are our methods by which transfers may be made: in writing, by telephone or fax, by dollar cost averaging and by portfolio rebalancing.

Written Transfers

  Before the Annuity Commencement Date -- Before the Annuity Commencement Date the Owner may request a transfer in writing, subject to any conditions or charges the Funds whose shares are involved may impose, of all or part of a subaccount’s value to other subaccounts or to the Fixed Account. The transfer will be made on the first Valuation Date after the request for such a transfer is received by ReliaStar Life. Before the Annuity Commencement Date, transfers may also be made from the Fixed Account to the Variable Account, provided, that:

    Transfers may only be made during the period starting 30 days before and ending 30 days after the Contract Anniversary and only one transfer may be made during each such period;
    No more than 50% of the Fixed Account Contract Value may be the subject of any such transfer (unless the balance, after such transfer, would be less than $1,000, in which case the full Fixed Account Contract Value may be transferred); and
    Such transfer must involve at least $500 (or the total Fixed Account Contract Value, if less).

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  Currently, there is a $25 charge for each transfer in excess of 12 per Contract Year, plus any charge that may be made by the Funds. For purposes of this restriction, reallocations pursuant to the ReliaStar Life dollar cost averaging, portfolio rebalancing and systematic withdrawal services currently do not constitute transfers and multiple transfers on a single day currently constitute a single transfer. ReliaStar Life reserves the right to charge a transfer fee not to exceed $25 per transfer on any transfer and to limit the number of transfers.

  After the Annuity Commencement Date -- After the Annuity Commencement Date, an Annuitant who has selected Variable Annuity Payments can request transfer of Annuity Unit values in the same manner and subject to the same requirements as for an Owner-transfer of subaccount Accumulation Unit values.

  No transfers may be made to or from the Fixed Account after the Annuity Commencement Date.

  Telephone/Fax Instructions -- An Owner is allowed to enter the following types of instructions either by telephone or by fax if he or she completes a telephone/fax instruction authorization form:

    Transfers between Funds;
    Surrenders;
    Changes of allocations among Fund options;
    Change of source Funds for systematic withdrawals; and
    Change of source Funds for variable annuitization payouts.

  If you complete the telephone/fax form, you thereby agree that ReliaStar Life will not be liable for any loss, liability, cost or expense when it acts in accordance with the telephone/fax instructions received. If a telephone/fax transaction, is later determined not to have been made by you or was made without your authorization and a loss results, you bear the risk of this loss. Any fax requests are considered telephone requests and are bound by the conditions in the telephone/fax authorization form. Any fax request should include your name, daytime telephone number, contract number and the names of the subaccounts from which and to which money will be transferred or surrendered and the allocation percentage. ReliaStar Life will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. In the event ReliaStar Life does not employ such procedures, it may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of such instructions and/or tape recording telephone instructions.

  The conditions applicable to Written Transfers also apply to Telephone/Fax Transfers, dollar cost averaging transfers and portfolio rebalancing.

  Limits on Frequent or Disruptive Transfers

  The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a Fund and raise its expenses through:

    Increased trading and transaction costs;
    Forced and unplanned portfolio turnover;
    Lost opportunity costs; and
    Large asset swings that decrease the Fund’s ability to provide maximum investment return to all Contract Owners.

  This in turn can have an adverse effect on Fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase the contract.

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  ReliaStar Life has an excessive trading policy and monitor transfer activity. You will violate ReliaStar Life’s excessive trading policy if your transfer activity:

    Exceeds ReliaStar Life’s current definition of excessive trading, as defined below;
    Is identified as problematic by an underlying Fund (even if the activity does not exceed our monitoring standard for excessive trading);
    Is determined, in ReliaStar Life’s sole discretion, to be disruptive due to the excessive dollar amounts involved; or
    Is determined, in ReliaStar Life’s sole discretion, to be not in the best interests of other Contract Owners.

  If ReliaStar Life determines that you have violated its excessive trading policy, ReliaStar Life will take the following actions. Upon the first violation, ReliaStar Life will send to you a one time warning letter. After a second violation ReliaStar Life will suspend your transfer privileges via facsimile, telephone, email and the internet, and your transfer privileges will be limited to submission by regular U.S. mail for a period of six months. ReliaStar Life’s suspension of your electronic transfer privileges will relate to all transfers, not just those Fund(s) involved in the excessive transfer activity, and will extend to other company variable life insurance policies and variable annuity contracts that you own. It may be extended to other variable policies and contracts that are issued to you by ReliaStar Life’s affiliates. At the end of the six month suspension period, your electronic transfer privileges will be reinstated. If, however, you violate ReliaStar Life’s excessive trading policy again, after your electronic transfer privileges have been reinstated, ReliaStar Life will suspend your electronic transfer privileges permanently. ReliaStar Life will notify you in writing if it takes any of these actions.

  Additionally, if ReliaStar Life determines that its excessive trading policy has been violated by a market-timing organization or an individual or other party that is authorized to give transfer instructions on your behalf, whether such violation relates to your contract or another owner’s variable policy or contract, it will also take the following actions, without prior notice:

    Not accept transfer instructions from that organization, individual or other party; and
    Not accept preauthorized transfer forms from market timing organizations, individuals or other parties acting on behalf of more than one Contract Owner at a time.

  ReliaStar Life’s current definition of excessive trading is more than one purchase and sale of the same underlying Fund within a 30-day period. ReliaStar Life does not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs (including reoccurring rebalancing transactions under corporate owned policies) and transfers involving certain de minimis amounts when determining whether transfer activity is excessive.

  Except as noted below with respect to Paul M. Prusky, ReliaStar Life does not allow exceptions to its excessive trading policy. ReliaStar Life reserves the right to modify its excessive trading policy, or the policy as it relates to a particular Fund, at any time without prior notice, depending on, among other factors, the needs of the underlying Fund(s), the best interests of Contract Owners and Fund investors and/or state or federal regulatory requirements. If ReliaStar Life modifies its policy, it will be applied uniformly to all Contract Owners or, as applicable, to all Contract Owners investing in the underlying Fund.

  ReliaStar Life’s excessive trading policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful Fund performance and management may be adversely affected, as noted above.

  Since late 2003, ReliaStar Life has been engaged in litigation with Paul M. Prusky (“Prusky”), and others, regarding a 1998 agreement between Prusky and ReliaStar Life. Under the agreement, Prusky, through a profit-sharing plan, engaged in frequent electronic trading between subaccounts available through certain ReliaStar Life’s variable life insurance policies (“market timing”). Beginning in late 2003, ReliaStar Life refused to accept electronic trading instructions from Prusky because of violations of its excessive trading policy.

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  On January 5, 2007, the United States District Court for the Eastern District of Pennsylvania (the “Federal Court”) ordered ReliaStar Life to accept and effect Prusky’s subaccount transfer instructions electronically “without limitation as to the number of transfer instructions so long as those transfers are not explicitly barred by a specific condition imposed by the Fund in which the subaccount is invested.” (Order Granting in Part Summary Judgment, Paul M. Prusky, et al. v. ReliaStar Life Insurance Company, Civil Action No. 03-6196, Jan. 5, 2007, and Order Denying Defendant’s Motion for Clarification, dated January 12, 2007 (“Order”)). ReliaStar Life is considering its legal options in light of the Order; however, in the meantime, ReliaStar Life must accept and effect Prusky’s electronic transfer instructions.

  When issuing the Order, the Federal Court did state that the ReliaStar Life’s variable life insurance policies owned by Prusky allow ReliaStar Life to enforce conditions on trading imposed by the Funds in which the ReliaStar Life subaccounts invest. (Memorandum Accompanying the Order, at pp. 9-10.) ReliaStar Life will enforce all Fund-imposed conditions on trading consistent with the Order. Prusky’s ReliaStar Life policies include subaccounts which invest in all the same Funds as are available through this contract. The prospectus for each Fund describes restrictions imposed by the Fund to prevent or minimize frequent trading.

  ReliaStar Life Intends to Modify its Excessive Trading Policy in October 2007. At that time, ReliaStar Life will begin restricting electronic transfer privileges if a Contract Owner (1) requests two purchases and subsequent sales of the same Fund in a 60 calendar day period; or (2) requests six purchases and subsequent sales of the same Fund within a twelve month period. ReliaStar Life may change these planned modifications before they are implemented.

  ReliaStar Life intends to notify Contract Owner before it implements these changes; however, failure to provide this notice will not prevent ReliaStar life from implementing these or any other changes to its excessive trading policy.

  Limits Imposed by the Funds. Most underlying Funds have their own excessive trading policies, and orders for the purchase of a Fund’s shares are subject to acceptance or rejection by the underlying Fund. ReliaStar Life reserves the right to reject, without prior notice, any allocation or transfer to a subaccount if the corresponding Fund will not accept the allocation or transfer for any reason.

  Agreements to Share Information with Funds. As required by Rule 22c-2 under the 1940 Act, ReliaStar Life has entered into information sharing agreements with each of the Fund companies whose Funds are offered through the contract. Contract Owner trading information is shared under these agreements as necessary for the Fund companies to monitor Fund trading and ReliaStar Life’s excessive trading policy. Under these agreements, ReliaStar Life is required to share information regarding Contract Owner transactions, including but not limited to information regarding Fund transfers initiated by you. In addition to information about Contract Owner transactions, this information may include personal Contract Owner information, including names and social security numbers or other tax identification numbers.

  As a result of this information sharing, a Fund company may direct us to restrict a Contract Owner’s transactions if the Fund determines that the Contract Owner has violated the Fund’s trading policies. This could include the Fund directing us to reject any allocations of premium or Contract Value to the Fund.

  Dollar Cost Averaging Transfers -- You can direct ReliaStar Life to automatically transfer a fixed dollar amount or a specified percentage of subaccount value to any one or more other subaccounts or to the Fixed Account over time. No transfers from the Fixed Account are permitted under this service. The minimum transfer amount is $100. Transfers may be made on a monthly, quarterly, semi-annual or annual basis. ReliaStar Life makes no guarantees that dollar cost averaging will result in a profit or protect against loss. You can discontinue dollar cost averaging at any time by notifying ReliaStar Life in writing. Contract Owners interested in dollar cost averaging can obtain an application form and full information concerning this service and its restrictions from their registered representatives.

  ReliaStar Life reserves the right to modify or discontinue offering dollar cost averaging. Any such modification or discontinuation would not affect dollar cost averaging transfer programs already commenced. Although ReliaStar Life currently charges no fees for transfers made under the dollar cost averaging program, it reserves the right to charge a processing fee for dollar cost averaging transfers not to exceed $25 per transfer.

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  Portfolio Rebalancing Service -- You may request this service if your Contract Value is at least $25,000. If you request this service, you direct us to automatically make periodic transfers to maintain your specified percentage allocation among subaccounts of the Variable Account. You may also have your allocation of future premium payments changed to be equal to this specified percentage allocation. Transfers made under this service may be made on a quarterly, semi-annual or annual basis. This service is intended to maintain the allocation you have selected consistent with your personal objectives. This service will be discontinued if your Contract Value falls below $10,000.

  You can discontinue portfolio rebalancing at any time by notifying ReliaStar Life in writing. Contract Owners interested in portfolio rebalancing can obtain an application form and full information concerning this service and its restrictions from their registered representatives. ReliaStar Life reserves the right to modify or discontinue offering portfolio rebalancing. Although ReliaStar Life currently charges no fees for transfers made under the portfolio rebalancing program, it reserves the right to charge a processing fee for portfolio rebalancing transfers not to exceed $25 per transfer.

  Assignments

  If the contract is issued pursuant to or in connection with a Qualified Plan, it cannot be sold, transferred, pledged or assigned to any person or entity other than ReliaStar Life. In other circumstances, an assignment of the contract is permitted, but only before the Annuity Commencement Date, by giving ReliaStar Life the original or a certified copy of the assignment. ReliaStar Life shall not be bound by any assignment until it is actually received by ReliaStar Life and shall not be responsible for the validity of any assignment. Any payments made or actions taken by ReliaStar Life before ReliaStar Life actually receives any assignment shall not be affected by the assignment. An assignment may have tax consequences. (See “Taxation of Annuities.”)

  Contract Owner and Beneficiaries

  Unless someone else is named as the Owner in the application for the contract, the applicant is the Owner of the contract and before the Annuity Commencement Date may exercise all of the Owner’s rights under the contract. No more than two (2) natural persons may be named as Owner.

  The Owner may name a Beneficiary and a Successor Beneficiary. In the event an Owner dies before the Annuity Commencement Date, the Beneficiary shall receive a Death Benefit as provided in the contract. In the event an Owner dies on or after the Annuity Commencement Date, the Beneficiary, if the annuity form in effect at the Owner’s death so provides, may continue receiving payments, be paid a lump sum or be paid nothing. If the Beneficiary or Successor Beneficiary is not living on the date payment is due or if no Beneficiary or Successor Beneficiary has been named, the Owner’s estate will receive the applicable proceeds. If the Beneficiary or Successor Beneficiary is a minor, the proceeds will be held in an interest bearing account until the Beneficiary or Successor Beneficiary attains the age of majority.

  A person named as an Annuitant, a Beneficiary or a Successor Beneficiary shall not be entitled to exercise any rights relating to the contract or to receive any payments or settlements under the contract or any annuity form, unless such person is living on the earlier of (a) the day due proof of death of the Owner, the Annuitant or the Beneficiary, whichever is applicable, is received by ReliaStar Life or (b) the tenth day after the death of the Owner, the Annuitant or the Beneficiary, whichever is applicable.

  Unless different arrangements have been made with ReliaStar Life by the Owner, if more than one Beneficiary is entitled to payments from ReliaStar Life the payments shall be in equal shares.

  Before the Annuity Commencement Date, the Owner may change the Annuitant, the Beneficiary or the Successor Beneficiary by giving ReliaStar Life written notice of the change, but the change shall not be effective until actually received by ReliaStar Life. Upon receipt by ReliaStar Life of a notice of change, the change will be effective as of the date it was signed but shall not affect any payments made or actions taken by ReliaStar Life before ReliaStar Life received the notice and ReliaStar Life shall not be responsible for the validity of any change.

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  Contract Inquiries

  Inquiries regarding a contract may be made by writing to the ING Customer Service Center, P.O. Box 5050, Minot, North Dakota 58703, or by calling 1-877-884-5050.

  ANNUITY PROVISIONS

  Annuity Commencement Date

  The Owner selects the Annuity Commencement Date, which must be the first day of a month, when making application for the contract. The date will be the first day of the month following the Annuitant’s 75th birthday unless an earlier or later date has been selected by the Owner and, if the date is later, it has been agreed to by ReliaStar Life. The earliest Annuity Commencement Date is the issue date. However, if the Annuity Commencement Date selected by the Owner does not occur on a Valuation Date at least 60 days after the date on which the contract was issued, ReliaStar Life reserves the right to adjust the Annuity Commencement Date to the first Valuation Date after the Annuity Commencement Date selected by the Owner which is at least 60 days after the contract issue date. If the Annuity Commencement Date occurs before the second Contract Anniversary, ReliaStar Life will deduct surrender charges. (See “Surrender Charge (Contingent Deferred Sales Charge).”) The latest Annuity Commencement Date is the later of the Annuitant’s age 85 or ten years after the contract issue date.

  The Owner may change an Annuity Commencement Date selection by written notice received by ReliaStar Life at least 30 days before both the Annuity Commencement Date currently in effect and the New Annuity Commencement Date. The new date selected must satisfy the requirements for an Annuity Commencement Date.

  Annuity Form Selection

  The Owner may select a Variable Annuity form, a Fixed Annuity form or both, with payments starting at the Annuity Commencement Date when making application for the contract. Thereafter, the Owner may change the annuity form(s) by written notice received by ReliaStar Life before the Annuity Commencement Date. If no election has been made before the Annuity Commencement Date, ReliaStar Life will apply the Fixed Account Contract Value to provide a Fixed Annuity and the Variable Account Contract Value to provide a Variable Annuity, both in the form of a Life Annuity with Payments Guaranteed for ten years (120 months), which shall be automatically effective.

  Annuity Forms

  Variable Annuity Payments and Fixed Annuity Payments are available in any of the following annuity forms:

  Life Annuity -- An annuity payable on the first day of each month during the Annuitant’s life, starting with the first payment due according to the contract. Payments cease with the payment made on the first day of the month in which the Annuitant’s death occurs. It would be possible under this annuity form for the Annuitant to receive only one payment if he or she died before the second annuity payment, only two payments if he or she died before the third annuity payment, etc.

  Life Annuity With Payments Guaranteed for Ten Years (120 Months) or 20 Years (240 Months) -- An annuity payable on the first day of each month during the Annuitant’s life, starting with the first payment due according to the contract. If the Annuitant receives all of the guaranteed payments, payments will continue thereafter but cease with the payment made on the first day of the month in which the Annuitant’s death occurs. If all of the guaranteed payments have not been made before the Annuitant’s death, the unpaid installments of the guaranteed payments will be continued to the Beneficiary.

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  Joint and Full Survivor Annuity -- An annuity payable on the first day of each month during the Annuitant’s life and the life of a named person (the “Joint Annuitant”), starting with the first payment due according to the contract. Payments will continue while either the Annuitant or the joint Annuitant is living and cease with the payment made on the first day of the month in which the death of the Annuitant or the joint Annuitant, whichever lives longer, occurs. There is no minimum number of payments guaranteed under this annuity form. Payments cease upon the death of the last survivor of the Annuitant and the joint Annuitant regardless of the number of payments received.

  ReliaStar Life also has other annuity forms available and information about them can be obtained by writing to ReliaStar Life.

Frequency and Amount of Annuity Payments

  Annuity payments will be paid as monthly installments, unless the Annuitant and ReliaStar Life agree to a different payment schedule. However, if the Contract Value at the Annuity Commencement Date is less than $5,000, ReliaStar Life may pay the Contract Value in a single sum and the contract will be canceled. Also if a monthly payment would be or becomes less than $50, ReliaStar Life may change the frequency of payments to intervals that will result in payments of at least $50 each. The minimum frequency and amount of annuity payments or the minimum Contract Value required for annuity payments may vary by state.

Annuity Payments

  The amount of the first Fixed Annuity payment is determined by applying the Contract Value to be used for a Fixed Annuity at the Annuity Commencement Date to the annuity table in the contract for the Fixed Annuity form selected. The table shows the amount of the initial annuity payment for each $1,000 applied and all subsequent payments shall be equal to this amount. The amount of the first Variable Annuity payment is determined by applying the Contract Value to be used for a Variable Annuity at the Annuity Commencement Date to the annuity table in the contract for the annuity form selected.

  Subsequent Variable Annuity payments vary in amount in accordance with the investment performance of the applicable subaccount. Assuming annuity payments are based on the unit values of a single subaccount, the dollar amount of the first annuity payment, determined as set forth above, is divided by the subaccount Annuity Unit Value as of the Annuity Commencement Date to establish the number of Variable Annuity Units representing each annuity payment. This number of Variable Annuity Units remains fixed during the annuity payment period. The dollar amount of the second and subsequent payments is not predetermined and may change from month to month. The dollar amount of the second and each subsequent payment is determined by multiplying the fixed number of Variable Annuity Units by the subaccount Annuity Unit Value for the Valuation Period with respect to which the payment is due. If the monthly payment is based upon the Annuity Unit Values of more than one subaccount, the foregoing procedure is repeated for each applicable subaccount and the sum of the payments based on each subaccount is the amount of the monthly annuity payment.

  The annual contract charge is deducted in equal installments from each Fixed and/or Variable Annuity payment. Premium taxes payable to any governmental entity will be charged against the contracts. (See “Premium and Other Taxes.”) Additionally, the mortality and expense risk premiums and the administration charge continue to be deducted from amounts held in the subaccounts during the income or payout phase.

  The annuity tables in the contracts are based on the annuity mortality table as defined in the contract.

  ReliaStar Life guarantees that the dollar amount of each Variable Annuity payment after the first payment will not be affected by variations in expenses (including those related to the Variable Account) or in mortality experience from the mortality assumptions used to determine the first payment.

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  Subaccount Annuity Unit Value

  A subaccount’s Variable Annuity Units will initially be valued at $10 each at the time accumulation units with respect to the subaccount are first converted into Variable Annuity Units. The subaccount Annuity Unit Value for any subsequent Valuation Period is determined by multiplying the subaccount Annuity Unit Value for the immediately preceding Valuation Period by the net investment factor for the subaccount for the Valuation Period for which the subaccount Annuity Unit Value is being calculated and multiplying the result by an interest factor to neutralize the assumed investment rate built into the annuity tables contained in the contracts. (See “Net Investment Factor.”)

  Assumed Investment Rate

  An assumed investment rate of 4% per annum is built into the annuity tables contained in the contracts. If the actual net investment rate on the assets of the Variable Account is the same as the assumed investment rate, Variable Annuity payments will remain level. If the actual net investment rate exceeds the assumed investment rate, Variable Annuity payments will increase and conversely, if it is less than the assumed investment rate, the payments will decrease.

  FEDERAL TAX STATUS

  Introduction

  This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

    Your tax position (or the tax position of the designated Beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;
    Tax laws change. It is possible that a change in the future could affect contracts issued in the past;
    This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, foreign taxes or any other tax provisions; and
    ReliaStar Life does not make any guarantee about the tax treatment of the contract or transactions involving the contract.
    ReliaStar Life does not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a qualified tax adviser. For more comprehensive information, contact the Internal Revenue Service (IRS).

  Types of Contracts: Non-Qualified or Qualified

  The contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Non-qualified contracts are purchased with after tax contributions and are not related to retirement plans that receive special income tax treatment under the Code.

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  Qualified contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(a), 403(b), 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the amounts held under a contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned and on our tax status. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan and receiving distributions from a qualified contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to additional distribution and other requirements that are not incorporated into our contract. Because the plan is not part of the contract, ReliaStar Life is not bound by any plan’s terms or conditions. Contract Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek qualified legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

  Taxation of Non-Qualified Contracts

  Taxation Prior to Distribution. ReliaStar Life believes that if you are a natural person you will generally not be taxed on increases in the value of a non-qualified contract until a distribution or transfer occurs or until annuity payments begin. This assumes that the contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the Contract Value generally will be treated as a distribution. In order to receive deferral of taxation, the following requirements must be satisfied:

    Diversification. Internal Revenue Code Section 817(h) requires investments of a variable account be adequately diversified in order for a contract to be treated as an annuity contract for federal income tax purposes. The Treasury has issued regulations that set the standards for measuring the adequacy of any diversification. To be adequately diversified, each variable subaccount must meet certain tests. Each subaccount’s corresponding Fund has represented that it will meet the diversification standards that apply to your contract. ReliaStar Life therefore believes that the Variable Account, through the subaccounts, will satisfy these diversification requirements.
    Investor Control. Although earnings under non-qualified contracts are generally not taxed until withdrawn, the Internal Revenue Service (IRS) has stated in published rulings that a variable contract owner will be considered the owner of variable account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the variable account assets would be currently includible in the variable contract owner’s gross income. Future guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the variable account may adversely affect the tax treatment of existing contracts. ReliaStar Life therefore reserves the right to modify the contract as necessary to attempt to prevent the Contract Owner from being considered the federal tax owner of a pro rata share of the assets of the Variable Account.
    Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of your death. The non-qualified contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. ReliaStar Life intends to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.
    Non-Natural Persons. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the “investment in the contract” (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective Contract Owner that is not a natural person may wish to discuss these with a qualified tax adviser.
    Delayed Annuity Starting Date. If the contract’s annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., age 85), it is possible that the contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the contract could be currently includible in your income.

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  Taxation of Distributions

  General. When a withdrawal from a non-qualified contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value (unreduced by the amount of any surrender charge) immediately before the distribution over the Contract Owner’s investment in the contract at that time. Investment in the contract is generally equal to the amount of all contributions to the contract, plus amounts previously included in your gross income as the result of assignments or gifts, less the aggregate amount of non-taxable distributions previously made. The Contract Value that applies for this purpose is unclear in some respects.

  In the case of a surrender under a non-qualified contract, the amount received generally will be taxable only to the extent it exceeds the Contract Owner’s cost basis in the contract.

  The portion, if any, of a distribution representing “investment on the contract” contributed prior to August 14, 1982, will be treated, for tax purposes, as amounts not included in taxable income. The portion, if any, of a distribution representing “income on the contract” attributable to investment made prior to August 14, 1982, will be treated, for tax purposes as amounts included in gross income but not subject to the 10% tax penalty on pre-age 59½ distributions.

  10% Penalty Tax. A distribution from a non-qualified contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

    Made on or after the taxpayer reaches age 59½;
    Made on or after the death of a Contract Owner;
    Attributable to the taxpayer’s becoming disabled; or
    Made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

  Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A qualified tax adviser should be consulted with regard to exceptions from the penalty tax.

  Tax Free Exchanges. Section 1035 of the Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the “investment in the contract” in the old contract will carry over to the new contract. You should consult with a qualified tax adviser regarding procedures for making Section 1035 exchanges.

  If your contract is purchased through a tax free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

    First, from any remaining “investment in the contract” made prior to August 14, 1982, and exchanged into the contract;
    Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;
    Then, from any remaining “income on the contract”; and
    Lastly, from any remaining “investment in the contract.”

  The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. However, the IRS has reserved the right to treat transactions it considers abusive as ineligible for favorable partial Section 1035 tax free exchange treatment. It is not certain whether the IRS would treat an immediate withdrawal or annuitization after a partial exchange as abusive. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract directly into an immediate annuity. Currently, ReliaStar Life will accept a partial Section 1035 exchange from a non-qualified annuity into a deferred annuity or an immediate annuity as a tax free transaction unless ReliaStar Life believes that it would be expected to treat the transaction as abusive. ReliaStar Life is not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. ReliaStar Life strongly advises you to discuss any proposed Section 1035 exchange with a qualified tax adviser prior to proceeding with the transaction.

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  Taxation of Annuity Payments. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. ReliaStar Life currently treats any partial annuitizations as withdrawals rather than as annuity payments. Please consult a qualified tax adviser before electing a partial annuitization.

  Death Benefits. Amounts may be distributed from a contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract Value and receive payments.

  Assignments and Other Transfers. A transfer, pledge or assignment of ownership of a contract, or the designation of an Annuitant or payee other than an owner, may result in certain tax consequences to you that are not discussed herein. A Contract Owner contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a qualified tax adviser as to the tax consequences.

  Immediate Annuities. Under section 72 of the Code, an immediate annuity means an annuity (1) that is purchased with a single premium, (2) with annuity payments starting within one year from the date of purchase, and (3) that provides a series of substantially equal periodic payments made annually or more frequently. Treatment as an immediate annuity will have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-natural persons, and for certain exchanges.

  Multiple Contracts. The tax law requires that all non-qualified deferred annuity contracts that are issued by a company or its affiliates to the same Contract Owner during any calendar year be treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such Contract Owner’s income when a taxable distribution occurs.

  Withholding. ReliaStar Life will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding will be mandatory, however, if the distributee fails to provide a valid taxpayer identification number or if ReliaStar Life is notified by the IRS that the taxpayer identification number ReliaStar Life has on file is incorrect. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

  Taxation of Qualified Contracts

  General. The contracts are designed for use with several types of Qualified Plans. The tax rules applicable to participants in these Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59½ (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the contracts with the various types of qualified retirement plans. Contract Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract, but ReliaStar Life shall not be bound by the terms and conditions of such plans to the extent such terms contradict the contract, unless ReliaStar Life consents.

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  You will not generally pay taxes on earnings from the annuity contract described in this prospectus until they are withdrawn. When an annuity contract is used to fund one of these tax qualified retirement arrangements, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. Tax-qualified retirement arrangements under Tax Code sections 401(a), 401(k), 403(a), 403(b) or governmental 457 plans also generally defer payment of taxes on earnings until they are withdrawn (or in the case of a non-governmental 457 plan, paid or made available to you or a designated Beneficiary). However, annuities do provide other features and benefits that may be valuable to you. You should discuss your alternatives with your local representative.

  Distributions - General. For Qualified Plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the plan participant for whose benefit the contract is purchased (i) reaches age 70½ or (ii) retires, and must be made in a specified form or manner. If the plan participant is a “5 percent owner” (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the plan participant reaches age 70½. For IRAs described in Section 408, distributions generally must commence no later than by April 1 of the calendar year following the calendar year in which the individual Contract Owner reaches age 70½. Roth IRAs under Section 408A do not require distributions at any time before the Contract Owner’s death.

  Please note that required minimum distributions under qualified contracts may be subject to surrender charges and/or market value adjustment, in accordance with the terms of the contract. This could affect the amount that must be taken from the contract in order to satisfy required minimum distributions.

  Direct Rollovers. If the contract is used in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Code, or is a tax-sheltered annuity under section 403(b) of the Code, or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under section 457(b), any “eligible rollover distribution” from the contract will be subject to the direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under section 401(a) of the Code, qualified annuity plan under section 403(a) of the Code, section 403(b) annuity or custodial account, or an eligible section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under section 401(a)(9) of the Code, distributions that are part of a “series of substantially equal periodic payments” made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).

  Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain Qualified Plans. Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or us) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

  Other Distributions. The following distributions from 401(a), 403(a) and governmental 475(b) plans are not taxable:

    You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Code; or
    The distribution is a qualified health insurance premium of a retired public safety officer as defined in the Premium Protection Act of 2006.

  Corporate and Self-Employed Pension and Profit Sharing Plans. Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the contract. Employers intending to use the contract with such plans should seek qualified advice.

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  Individual Retirement Annuities - General. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an “Individual Retirement Annuity” or “IRA.” These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be “rolled over” on a tax-deferred basis into an IRA. Also, amounts in another IRA or individual retirement account can be rolled over or transferred tax-free to an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. If you make a tax-free rollover of a distribution from any of these IRAs, you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the contract for use with IRAs may be subject to special requirements of the IRS.

  Individual Retirement Annuities - Distributions. All distributions from a traditional IRA are taxed as received unless either one of the following is true:

    The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA or certain Qualified Plans in accordance with the Code;
    You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Code; or
    The distribution is a qualified charitable distribution as defined under the Pension Protection Act of 2006. This type of distribution is only available through the end of 2007. You should consult a competent tax advisor for further information.

  To avoid certain tax penalties, you and any designated Beneficiary must also meet the minimum distribution requirements imposed by the Code. The requirements do not apply to Roth IRA contracts while the Contract Owner is living. These rules dictate the following:

    Start date for distributions;
    The time period in which all amounts in your account(s) must be distributed; and
    Distribution amounts.

  Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70½. ReliaStar Life must pay out distributions from the contract over a period not extending beyond one of the following time periods:

    Over your life or the joint lives of you and your designated Beneficiary; or
    Over a period not greater than your life expectancy or the joint life expectancies of you and your designated Beneficiary.

  The amount of each periodic distribution must be calculated in accordance with IRS regulations. The death benefit under the contract and also certain other contract benefits, such as living benefits, may affect the amount of the required minimum distribution that must be taken. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

  Different distribution requirements apply after your death. The following applies to the distribution of death proceeds under 408(b) and 408A (Roth IRA - see below) plans.

  If your death occurs on or after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the required minimum distributions at your death.

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  If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2007, your entire balance must be distributed to the designated Beneficiary by December 31, 2012. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated Beneficiary, then payments may be made over a period not extending beyond either of the following time-frames:

    Over the life of the designated Beneficiary; or
    Over a period not extending beyond the life expectancy of the designated Beneficiary.

  If the designated Beneficiary is your spouse, distributions must begin on or before the later of the following:

    December 31 of the calendar year following the calendar year of your death; or
    December 31 of the calendar year in which you would have attained age 70½.

  Roth IRA’s - General. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA. In addition, certain qualifying individuals may convert an IRA, SEP, or SIMPLE IRA, to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA from which the rollover was made within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

  Roth IRAs - Distributions. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

    Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and
    Made after you attain age 59½, die, become disabled as defined in the Code, or for a qualified first-time home purchase.

  If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings, unless it is a qualified charitable contribution as defined under the Pension Protection Act. Under special ordering rules, a partial distribution will first be treated generally as a return of contributions that are not taxable and then as taxable accumulated earnings.

  Tax Sheltered Annuities - General. The contracts may be used by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Code section 403(b) plans. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a contract that will provide an annuity for the employee’s retirement. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59½ (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and other specified circumstances. 403(b) plans may be subject to additional distribution and other requirements that are not incorporated into our contract.

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  In addition, the Treasury proposed 403(b) regulations in November, 2004 which, if finalized, do not take effect until after 2007. These proposed regulations may not be relied upon until they become final. The proposed regulations include rules governing the ability of a 403(b) plan to be terminated which would entitle a participant to a distribution, a revocation or modification of IRS Revenue Ruling 90-24 which would increase restrictions on a participant’s right to transfer his or her 403(b) account, the imposition of withdrawal restrictions on non-salary reduction amounts, as well as other changes. As a result, no attempt is made to provide more than general information about the use of the contract with 403(b) plans. Contract Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under these 403(b) plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract, but ReliaStar Life is not bound by the terms and conditions of such plans to the extent such terms contradict the contract. Contract Owners, Annuitants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. You should seek qualified legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that contracts are purchased with proceeds from and/or contributions under 403(b) plans that qualify for the intended special federal income tax treatment.

  Tax Sheltered Annuities - Distributions. All distributions from Section 403(b) plans are taxed as received unless either of the following are true:

    The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account (IRA) in accordance with the Code; or
    You made after-tax contributions to the plan. In this case, the amount will be taxed according to rules detailed in the Code; or
    The distribution is a qualified health insurance premium of a retired public safety officer as defined in the Pension Protection Act of 2006.

  Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½ or retire, whichever occurs later, unless you had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. The death benefit under the contract and also certain other contract benefits, such as the living benefits, may affect the amount of the required minimum distribution that must be taken. If you take any distributions in excess of the required minimum amount, then special rules require that some or all of the December 31 1986, balance be distributed earlier.

  Other Tax Consequences

  As noted above, the foregoing comments about the federal tax consequences under the contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a contract depend on the individual circumstances of each contract owner or recipient of the distribution. A qualified tax adviser should be consulted for further information.

  Possible Changes in Taxation

  Although the likelihood of legislative change or tax reform is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. It is also possible that any change may be retroactive (that is, effective before the date of the change). You should consult a qualified tax adviser with respect to legislative developments and their effect on the contract.

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  The Katrina Emergency Tax Relief Act and the Gulf Opportunity Zone Act provide tax relief to victims of Hurricanes Katrina, Rita and Wilma. The relief includes a waiver of the 10% penalty tax on qualified hurricane distributions from eligible retirement plans (401(a), 401(k), 403(a), 403(b), governmental 457(b) and IRAs). In addition, the 20% mandatory withholding rules do not apply to these distributions and the tax may be spread out ratably over a three-year period. A recipient of qualified hurricane distribution may also elect to re-contribute all or a portion of the distribution to an eligible retirement plan within three (3) years of receipt without tax consequences. Other relief may also apply. You should consult a competent tax adviser for further information.

  Federal Income Tax Withholding

  ReliaStar Life will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, ReliaStar Life may be required to withhold tax, as explained above. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments (including withdrawals prior to the annuity starting date) and conversions of, and rollovers from, non-Roth IRAs to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

  Assignments

  Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than: a plan participant as a means to provide benefit payments; an alternate payee under a qualified domestic relations order in accordance with Code section 414(p); or to ReliaStar Life as collateral for a loan.

Taxation of Company

  ReliaStar Life is taxed as a life insurance company under the Code. The Variable Account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company,” but is taxed as part of ReliaStar Life.

  ReliaStar Life automatically applies investment income and capital gains attributable to the Variable Account to increase reserves under the contracts. Because of this, under existing federal tax law ReliaStar Life believes that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the Variable Account will be first used to reduce any income taxes imposed on the Variable Account before being used by ReliaStar Life.

  In summary, ReliaStar Life does not expect that it will incur any federal income tax liability attributable to the Variable Account and ReliaStar Life does not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the Variable Account. In this case, ReliaStar Life may impose a charge against the Variable Account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. ReliaStar Life may deduct this amount from the Variable Account, including from your account value invested in the subaccounts.

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  VOTING OF FUND SHARES

  As long as the Variable Account is registered as a unit investment trust under the 1940 Act and the assets of the Variable Account are allocated to subaccounts that are invested in Fund shares, the Fund shares held in the subaccounts will be voted by ReliaStar Life in accordance with instructions received from the person having voting interests under the contracts as described below. If ReliaStar Life determines pursuant to applicable law or regulation that Fund shares held in the subaccounts and attributable to the contracts need not be voted pursuant to instructions received from persons otherwise having the voting interests, then ReliaStar Life may vote such Fund shares held in the subaccounts in its own right.

  Before the Annuity Commencement Date, the Owner shall have the voting interest with respect to the Fund shares attributable to the contract. On and after the Annuity Commencement Date, the person then entitled to receive annuity payments shall have the voting interest with respect to the Fund shares. Such voting interest will generally decrease during the annuity payout period.

  Any Fund shares held in the Variable Account for which ReliaStar Life does not receive timely voting instructions, or that are not attributable to Contract Owners, will be voted by us in proportion to the instructions received from all Contract Owners having a voting interest in the Fund. This means that instructions from a small number of shareholders can determine the outcome of a vote. There is no minimum number of shares for which ReliaStar Life must receive instructions before ReliaStar Life votes the shares. Any Fund shares held by us or any of our affiliates in general accounts will, for voting purposes, be allocated to all separate accounts having voting interests in the Fund in proportion to each account’s voting interest in the respective Fund and will be voted in the same manner as are the respective account’s vote.

  All Fund proxy material will be sent to persons having voting interests together with appropriate forms that may be used to give voting instructions. Persons entitled to voting interests and the number of votes that they may cast shall be determined as of a record date, to be selected by the Fund, not more than 90 days before the meeting of the applicable Fund.

  Persons having voting interests under the contracts as described above will not, as a result thereof, have voting interests with respect to meetings of the stockholders of ReliaStar Life.

  DISTRIBUTION OF THE CONTRACT

  Effective January 1, 2004, ReliaStar Life’s affiliate, ING Financial Advisers, LLC, became the principal underwriter (distributor) for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the NASD and the Securities Investor Protection Corporation. ING Financial Advisers, LLC’s principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

  This contract is no longer available for new purchasers.

  The following is a list of broker/dealers affiliated with ReliaStar Life:
  • Bancnorth Investment Group, Inc.
  • Directed Services LLC
  • Financial Network Investment Corporation
  • Guaranty Brokerage Services, Inc.
  • ING America Equities, Inc.
  • ING Financial Markets LLC
  • ING Direct Funds Limited
  • ING DIRECT Securities, Inc.
  • ING Financial Partners, Inc.
  • ING Funds Distributor, LLC
  • Multi-Financial Securities Corporation
  • PrimeVest Financial Services, Inc.
  • Systematized Benefits Administrators, Inc.

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  The amounts that we pay for the sale of the contract can generally be categorized as either commissions or other amounts. Commissions and other distribution compensation will be paid by ReliaStar Life. Generally such payments will not exceed 8% of the purchase payments. In some cases a trail commission based on the Contract Value may also be paid.

  In addition to the sales compensation described above, ING Financial Advisers, LLC may also pay broker/dealers additional compensation or reimbursement of expenses for their efforts in selling contracts to you and other customers. These amounts may include:

    Marketing/distribution allowances which may be based on the percentages of premium received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by ReliaStar Life and/or its affiliates during the year;
    Loans or advances of commissions in anticipation of future receipt of premiums (a form of lending to agents/registered representatives). These loans may have advantageous terms such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which terms may be conditioned on fixed insurance product sales;
    Education and training allowances to facilitate ReliaStar Life’s attendance at certain educational and training meetings to provide information and training about its products. ReliaStar Life also holds training programs from time to time at its own expense;
    Sponsor payments or reimbursements for broker/dealers to use in sales contests and/or meetings for their agents/registered representatives who sell ReliaStar Life’s products. We do not hold contests based solely on sales of this product;
    Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, agent/representative recruiting or other activities that promote the sale of contracts; and
    Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars and payment for advertising and sales campaigns.

  ReliaStar Life may pay commissions, dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from its resources, which include the fees and charges imposed under the contract.

  The following is a list of the top 25 broker/dealers that, during 2006, received the most, in the aggregate, from ReliaStar Life in connection with the sale of registered variable annuity contracts issued by us, ranked by the total dollars received:

    ING Financial Partners, Inc. · Centaurus Financial, Inc.
    Lincoln Investment Planning Inc. · Brecek & Young Advisors, Inc.
    PlanMember Securities Corporation · FSC Agency, Inc.
    ING Financial Advisers, Inc. · Mutual Service Corporation
    Great American Advisors, Inc. · AIG Financial Advisors
    T.S. Phillips Investments, Inc. · Raymond James Financial Services, Inc.
    Linsco/Private Ledger Corp. · Sammons Securities Company, LLC
    GLP Investment Services, LLC · National Planning Corporation
    Legend Equities Corporation · OneAmerica Securities, Inc.
    Royal Alliance Associates, Inc. · USAllianz Securities, Inc.
    Stuart Securities Corp. · Securities America, Inc.
    Veritrust Financial, LLC · Woodbury Financial Services, Inc.
    GWN Securities, Inc.

  This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a broker/dealer or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another company.

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  ANTI-MONEY LAUNDERING

  In order to protect against the possible misuse of our products in money laundering or terrorist financing, ReliaStar Life has adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act. Among other things, this program requires us, our agents/registered representatives and customers to comply with certain procedures and standards that serve to assure that our customers’ identities are properly verified and that premiums are not derived from improper sources.

  Under ReliaStar Life’s anti-money laundering program, it may require Contract Owners, Annuitants and/or Beneficiaries to provide sufficient evidence of identification, and ReliaStar Life reserves the right to verify any information received by accessing information databases maintained internally or by outside firms.

  ReliaStar Life may also refuse to accept certain forms of premium payments (travelers cheques, for example) or restrict the amount of certain forms of premium payments (money orders totaling more than $5,000, for example). In addition, ReliaStar Life may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not to accept it. Use of an unacceptable form of payment may result in ReliaStar Life returning your premium payment and/or not issuing the contract.

  Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require ReliaStar Life to block certain transactions until authorization is received from the appropriate regulator. ReliaStar Life may also be required to provide additional information about you and your contract to government regulators.

  ReliaStar Life’s anti-money laundering program is subject to change without notice to take account of changes applicable in laws or regulations and our ongoing assessment of our exposure to illegal activity.

  REVOCATION

  The Contract Owner may revoke the contract at any time between the date of application and the date ten days after receipt of the contract and receive a refund of the Contract Value unless otherwise required by state and/or Federal law. All IRA refunds will be for a return of purchase payments. In order to revoke the contract, it must be mailed or delivered to ReliaStar Life’s Contract Administrator at the mailing address shown below or the agent/registered representative through whom it was purchased. Mailing or delivery must occur on or before ten days after receipt of the contract for revocation to be effective. In order to revoke the contract written notice must be mailed or delivered to:

ReliaStar Life Insurance Company ING Customer Service Center P.O. Box 5050 Minot, North Dakota 58703 www.ingservicecenter.com

  The liability of the Variable Account under this provision is limited to the Contract Value in each subaccount on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by ReliaStar Life.

  REPORTS TO OWNERS

  ReliaStar Life will mail to the Contract Owner, at the last known address of record at the administrative office of ReliaStar Life, at least annually after the first Contract Year, a report containing such information as may be required by any applicable law or regulation and a statement showing the Contract Value.

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  To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Funds, will be mailed to your household, even if you or other persons in your household have more than one contract issued by ReliaStar Life or an affiliate. Call 1-877-884-5050 if you need additional copies of financial reports, prospectuses, or annual and semi-annual reports or if you would like to receive one copy for each contract in all future mailings.

  LEGAL PROCEEDINGS

  ReliaStar Life is not aware of any pending legal proceedings that involve the variable account as a party.

  ReliaStar Life is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against ReliaStar Life sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on ReliaStar Life’s operations or financial position.

  ING Financial Advisers, LLC, the principal underwriter and distributor of the contract, is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. ING Financial Advisers, Inc. is not involved in any legal proceeding that, in the opinion of management, is likely to have a material adverse affect on its ability to distribute the contract.

  EXPERTS

  The statements of assets and liabilities of ReliaStar Select Variable Account as of December 31, 2006, and the related statements of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended, along with the statutory basis financial statements of ReliaStar Life Insurance Company as of December 31, 2006 and 2005, and for the years then ended, included in the Statement of Additional Information have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon and included herein in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

  FURTHER INFORMATION

  A Registration Statement under the Securities Act of 1933 has been filed with the SEC, with respect to the contracts described herein. The prospectus does not contain all of the information set forth in the Registration Statement and exhibits thereto. Additional information about ReliaStar Life, the variable account or the contracts (including the SAI) can be reviewed and copied from the SEC’s Internet website (http://www.sec.gov) or at the SEC’s Public Reference Branch in Washington, DC. Copies of this additional information may also be obtained, upon payment of a duplicating fee, by writing the SEC’s Public Reference Branch at 100 F Street, NE, Room 1580, Washington, DC 20549. More information about operation of the SEC’s Public Reference Branch can be obtained by calling 202-551-5850. When looking for information regarding the contract offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the 1933 Act. This number is 33-69892.

  Information about the Fixed Account can be found in Appendix A to the prospectus and Condensed Financial Information can be found in Appendix C to the prospectus.

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STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS

Page
Introduction	2
Administration of the Contracts	2
Underwriters	2
Custody of Assets	2
Experts	2
Sales Material and Advertising	3
Financial Statements	3
Financial Statements of ReliaStar Select Variable Account	1
Statutory Basis Financial Statements of ReliaStar Life Insurance Company	1

  If you would like to receive a copy of the ReliaStar Select Variable Account Select*Annuity III Variable Annuity Statement of Additional Information, please call 1-877-884-5050 or return this request to:

RELIASTAR LIFE INSURANCE COMPANY ING CUSTOMER SERVICE CENTER P.O. BOX 5050 MINOT, ND 58703 www.ingservicecenter.com

Your Name
Address
City	State	Zip

  Please send me a copy of the ReliaStar Select Variable Account Select*Annuity III Statement of Additional Information.

  No person is authorized to give any information or to make any representations other than those contained in this prospectus and, if given or made, such information or representations must not be relied upon as having been authorized. This prospectus does not constitute an offer to sell or a solicitation of an offer to buy any securities other than the registered securities to which it relates. This prospectus does not constitute an offer or solicitation in any circumstances in which such offer or solicitation would be unlawful.

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APPENDIX A

THE FIXED ACCOUNT

  Contributions to the Fixed Account under the contract and transfers to the Fixed Account become part of the general account of ReliaStar Life, which supports insurance and annuity obligations. Interests in the Fixed Account have not been registered under the Securities Act of 1933 (“1933 Act”) nor is the Fixed Account registered as an investment company under the Investment Company Act of 1940 (“1940 Act”). Accordingly, neither the Fixed Account nor any interest therein are generally subject to the provisions of the 1933 Act or 1940 Act and ReliaStar Life has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus that relate to the fixed portion of the contract. Disclosures regarding the fixed portion of the annuity contract and the Fixed Account, however, may be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

  The Fixed Account is made up of all of the general assets of ReliaStar Life other than those allocated to any separate account. Purchase payments will be allocated to the Fixed Account as elected by the Owner at the time of purchase or as subsequently changed. ReliaStar Life will invest the assets of the Fixed Account in those assets chosen by ReliaStar Life and allowed by applicable law.

  ReliaStar Life guarantees that it will credit interest at a rate of not less than 3% per year, compounded annually, to amounts allocated to the Fixed Account under the contract. ReliaStar Life may credit interest at a rate in excess of 3% per year; however, ReliaStar Life is not obligated to do so. Any interest credited to amounts allocated to the Fixed Account in excess of 3% per year will be determined in the sole discretion of ReliaStar Life. The Owner assumes the risk that interest credited to Fixed Account allocations may not exceed the minimum guarantee of 3% for any given year.

  A-1

APPENDIX B

  Funds Available Through the Variable Account

  The following chart lists the funds that are currently available through the subaccounts of the variable account, along with each Fund’s investment adviser/subadviser and investment objective. More detailed information about the funds can be found in the current prospectus and Statement of Additional Information for each Fund.

  There is no assurance that the stated objectives and policies of any of the Funds will be achieved. Shares of the Funds will rise and fall in value and you could lose money by allocating Contract Value to the subaccounts that invest in the Funds. Shares of the Funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all Funds are diversified, as defined under the 1940 Act.

Investment Adviser/
Fund Name	Subadviser	Investment Objective

American Funds – Growth Fund	Investment Adviser:	Seeks growth of capital by investing
(Class 2)	Capital Research and Management	primarily in U.S. common stocks.
Company

American Funds – Growth-Income	Investment Adviser:	Seeks capital growth and income over
Fund (Class 2)	Capital Research and Management	time by investing primarily in U.S.
	Company	common stocks and other securities
that appear to offer potential for capital
appreciation and/or dividends.

American Funds – International	Investment Adviser:	Seeks growth of capital over time by
Fund (Class 2)	Capital Research and Management	investing primarily in common stocks
	Company	of companies based outside the United
States.

Fidelity® VIP Contrafund Ò Portfolio	Investment Adviser:	Seeks long-term capital appreciation.
(Initial Class)	Fidelity Management & Research
Company
Subadvisers:
FMR Co., Inc.; Fidelity Research &
Analysis Company; Fidelity
Management & Research (U.K.) Inc.;
Fidelity International Investment
Advisors, Fidelity International
Investment Advisors (U.K.) Limited;
Fidelity Investments Japan Limited

Fidelity® VIP Equity-Income	Investment Adviser:	Seeks reasonable income. Also
Portfolio (Initial Class)	Fidelity Management & Research	considers the potential for capital
	Company	appreciation. Seeks to achieve a yield
	Subadvisers:	which exceeds the composite yield on
	FMR Co., Inc.; Fidelity Research &	the securities comprising the Standard
	Analysis Company; Fidelity	& Poor’s 500SM Index (S&P 500® ).
Management & Research (U.K), Inc.;
Fidelity International Investment
Advisors; Fidelity International
Investment Advisors (U.K.) Limited;
Fidelity Investments Japan Limited

Investment Adviser/
Fund Name	Subadviser	Investment Objective

ING AllianceBernstein Mid Cap	Investment Adviser:	Seeks long-term growth of capital. The
Growth Portfolio (Class I)	Directed Services LLC	portfolio’s investment objective is not
	Subadviser:	fundamental and may be changed
	AllianceBernstein, L.P.	without a shareholder vote.

ING BlackRock Large Cap	Investment Adviser:	Seeks long-term growth of capital.
Growth Portfolio (Class I)	Directed Services LLC
Subadviser:
BlackRock Investment Management,
LLC

ING Evergreen Health Sciences	Investment Adviser:	A non-diversified portfolio that seeks
Portfolio (Class I)	Directed Services LLC	long-term capital growth. The
	Subadviser:	portfolio’s investment objective is not
	Evergreen Investment Management	fundamental and may be changed
	Company, LLC	without a shareholder vote.

ING Evergreen Omega Portfolio	Investment Adviser:	Seeks long-term capital growth. The
(Class I)	Directed Services LLC	portfolio’s investment objective is not
	Subadviser:	fundamental and may be changed
	Evergreen Investment Management	without a shareholder vote.
Company, LLC

ING FMRSM Diversified Mid Cap	Investment Adviser:	Seeks long-term growth of capital.
Portfolio (Class I)	Directed Services LLC
Subadviser:
Fidelity Management & Research Co.

ING FMRSM Large Cap Growth	Investment Adviser:	Seeks growth of capital over the long
Portfolio (Class I)	Directed Services LLC	term. The portfolio’s investment
	Subadviser:	objective is not fundamental and may
	Fidelity Management & Research Co.	be changed without a shareholder vote.

ING Global Resources Portfolio	Investment Adviser:	A non-diversified portfolio that seeks
(Class I)	Directed Services LLC	long-term capital appreciation.
Subadviser:
ING Investment Management Co.

ING JPMorgan Emerging	Investment Adviser:	Seeks capital appreciation.
Markets Equity Portfolio	Directed Services LLC
(Class I)	Subadviser:
J.P. Morgan Investment Management
Inc.

ING JPMorgan Small Cap Core	Investment Adviser:	Seeks capital growth over the long
Equity Portfolio (Class I)	Directed Services LLC	term. The portfolio’s investment
	Subadviser:	objective is not fundamental and may
	J.P. Morgan Investment Management	be changed without a shareholder vote.
Inc.

ING JPMorgan Value	Investment Adviser:	Seeks to provide long-term capital
Opportunities Portfolio (Class I)	Directed Services LLC	appreciation. The portfolio’s
	Subadviser:	investment objective is not fundamental
	J. P. Morgan Investment Management	and may be changed without a
	Inc.	shareholder vote.

Investment Adviser/
Fund Name	Subadviser	Investment Objective

ING Julius Baer Foreign	Investment Adviser:	Seeks long-term growth of capital. The
Portfolio (Class I)	Directed Services LLC	portfolio’s investment objective is not
	Subadviser:	fundamental and may be changed
	Julius Baer Investment Management,	without a shareholder vote.
LLC

ING Legg Mason Value Portfolio	Investment Adviser:	A non-diversified portfolio that seeks
(Class I)	Directed Services LLC	long-term growth of capital. The
	Subadviser:	portfolio’s investment objective is not
	Legg Mason Capital Management, Inc.	fundamental and may be changed
without a shareholder vote.

ING LifeStyle Aggressive	Investment Adviser:	Seeks growth of capital. This objective
Growth Portfolio (Class I)	ING Investments, LLC	is not fundamental and may be changed
	Subadvisers:	without a shareholder vote.
Ibbotson Associates and ING
Investment Management Co.

ING LifeStyle Growth Portfolio	Investment Adviser:	Seeks growth of capital and some
(Class I)	ING Investments, LLC	current income. This objective is not
	Subadvisers:	fundamental and may be changed
	Ibbotson Associates and ING	without a shareholder vote.
Investment Management Co.

ING LifeStyle Moderate Growth	Investment Adviser:	Seeks growth of capital and a low to
Portfolio (Class I)	ING Investments, LLC	moderate level of current income. This
	Subadvisers:	objective is not fundamental and may
	Ibbotson Associates and ING	be changed without a shareholder vote.
Investment Management Co.

ING LifeStyle Moderate Portfolio	Investment Adviser:	Seeks growth of capital and current
(Class I)	ING Investments, LLC	income. This objective is not
	Subadvisers:	fundamental and may be changed
	Ibbotson Associates and ING	without a shareholder vote.
Investment Management Co.

ING Limited Maturity Bond	Investment Adviser:	Seeks highest current income consistent
Portfolio (Class S)	Directed Services LLC	with low risk to principal and liquidity
	Subadviser:	and secondarily, seeks to enhance its
	ING Investment Management Co.	total return through capital appreciation
when market factors, such as falling
interest rates and rising bond prices,
indicate that capital appreciation may
be available without significant risk to
principal.

ING Liquid Assets Portfolio	Investment Adviser:	Seeks high level of current income
(Class I)	Directed Services LLC	consistent with the preservation of
	Subadviser:	capital and liquidity.
ING Investment Management Co.

ING MarketStyle Growth	Investment Adviser:	Seeks growth of capital and some
Portfolio (Class I)	ING Investments, LLC	current income. This objective is not
	Subadviser:	fundamental and may be changed
	ING Investment Management Co.	without a shareholder vote.

Investment Adviser/
Fund Name	Subadviser	Investment Objective

ING MarketStyle Moderate	Investment Adviser:	Seeks growth of capital and low to
Growth Portfolio (Class I)	ING Investments, LLC	moderate level of current income. This
	Subadviser:	objective is not fundamental and may
	ING Investment Management Co.	be changed without a shareholder vote.

ING MarketStyle Moderate	Investment Adviser:	Seeks growth of capital and current
Portfolio (Class I)	ING Investments, LLC	income. This objective is not
	Subadviser:	fundamental and may be changed
	ING Investment Management Co.	without a shareholder vote.

ING Marsico Growth Portfolio	Investment Adviser:	Seeks capital appreciation.
(Class I)	Directed Services LLC
Subadviser:
Marsico Capital Management, LLC

ING Marsico International	Investment Adviser:	Seeks long-term growth of capital. The
Opportunities Portfolio (Class I)	Directed Services LLC	portfolio’s investment objective is not
	Subadviser:	fundamental and may be changed
	Marsico Capital Management, LLC	without a shareholder vote.

ING MFS Total Return Portfolio	Investment Adviser:	Seeks above-average income
(Class I)	Directed Services LLC	(compared to a portfolio entirely
	Subadviser:	invested in equity securities) consistent
	Massachusetts Financial Services	with the prudent employment of
	Company	capital. Secondarily seeks reasonable
opportunity for growth of capital and
income.

ING MFS Utilities Portfolio (Class I)	Investment Adviser:	A non-diversified portfolio that seeks
	Directed Services LLC	total return. The portfolio’s investment
	Subadviser:	objective is not fundamental and may
	Massachusetts Financial Services	be changed without a shareholder vote.
Company

ING Oppenheimer Main Street	Investment Adviser:	Seeks long-term growth of capital and
Portfolio ® (Class I)	Directed Services LLC	future income.
Subadviser:
OppenheimerFunds, Inc.

ING Pioneer Fund Portfolio	Investment Adviser:	Seeks reasonable income and capital
(Class I)	Directed Services LLC	growth. The portfolio’s investment
	Subadviser:	objective is not fundamental and may
	Pioneer Investment Management, Inc.	be changed without a shareholder vote.

ING Pioneer Mid Cap Value	Investment Adviser:	Seeks capital appreciation. The
Portfolio (Class I)	Directed Services LLC	portfolio’s investment objective is not
	Subadviser:	fundamental and may be changed
	Pioneer Investment Management, Inc.	without a shareholder vote.

ING Stock Index Portfolio	Investment Adviser:	Seeks total return. The portfolio’s
(Class I)	Directed Services LLC	investment objective is not fundamental
	Subadviser:	and may be changed without a
	ING Investment Management Co.	shareholder vote.

ING T. Rowe Price Capital	Investment Adviser:	Seeks, over the long-term, a high total
Appreciation Portfolio (Class I)	Directed Services LLC	investment return, consistent with the
	Subadviser:	preservation of capital and prudent
	T. Rowe Price Associates, Inc.	investment risk.

Investment Adviser/
Fund Name	Subadviser	Investment Objective

ING T. Rowe Price Equity	Investment Adviser:	Seeks substantial dividend income as
Income Portfolio (Class I)	Directed Services LLC	well as long-term growth of capital.
Subadviser:
T. Rowe Price Associates, Inc.

ING UBS U.S. Allocation	Investment Adviser:	Seeks to maximize total return over the
Portfolio (Class S)	Directed Services LLC	long term by allocating its assets
	Subadviser:	among stocks, bonds, short-term
	UBS Global Asset Management	instruments and other investments.
(Americas) Inc.

ING Van Kampen Growth and	Investment Adviser:	Seeks long-term growth of capital and
Income Portfolio (Class S)	Directed Services LLC	income.
Subadviser:
Morgan Stanley Investment
Management, Inc. (d/b/a Van Kampen)

ING VP Index Plus International	Investment Adviser:	Seeks to outperform the total return
Equity Portfolio (Class S)	ING Investments, LLC	performance of the Morgan Stanley
	Subadviser:	Capital International Europe
	ING Investment management Advisors,	Australasia and Far East® Index
	B.V.	(“MSCI EAFE® Index”), while
maintaining a market level of risk. The
portfolio’s investment objective is not
fundamental and may be changed
without a shareholder vote.

ING Wells Fargo Small Cap	Investment Adviser:	Seeks long-term capital appreciation.
Disciplined Portfolio (Class I)	Directed Services LLC	The portfolio’s investment objective is
	Subadviser:	not fundamental and may be changed
	Wells Capital Management, Inc.	without a shareholder vote.

ING Baron Small Cap Growth	Investment Adviser:	Seeks capital appreciation.
Portfolio (Initial Class)	Directed Services LLC
Subadviser:
BAMCO, Inc.

ING Columbia Small Cap Value	Investment Adviser:	Seeks long-term growth of capital.
II Portfolio (Initial Class)	Directed Services LLC
Subadviser:
Columbia Management Advisors, LLC

ING JP Morgan Mid Cap Value	Investment Adviser:	A non-diversified portfolio that seeks
Portfolio (Initial Class)	Directed Services LLC	growth from capital appreciation.
Subadviser:
J.P. Morgan Investment Management,
Inc.

ING Lord Abbett U.S.	Investment Adviser:	Seeks high current income consistent
Government Securities Portfolio	Directed Services LLC	with reasonable risk.
(Initial Class)	Subadviser:
Lord, Abbett & Co. LLC

ING Neuberger Berman	Investment Adviser:	Seeks capital growth.
Partners Portfolio (Initial Class)	Directed Services LLC
Subadviser:
Neuberger Berman Management Inc.

Investment Adviser/
Fund Name	Subadviser	Investment Objective

ING Neuberger Berman	Investment Adviser:	Seeks capital growth.
Regency Portfolio (Initial Class)	Directed Services LLC
Subadviser:
Neuberger Berman Management Inc.

ING Oppenheimer Global	Investment Adviser:	Seeks capital appreciation.
Portfolio (Initial Class)	Directed Services LLC
Subadviser:
OppenheimerFunds, Inc.

ING Oppenheimer Strategic	Investment Adviser:	Seeks a high level of current income
Income Portfolio (Service Class)	Directed Services LLC	principally derived from interest on
	Subadviser:	debt securities.
OppenheimerFunds, Inc.

ING PIMCO Total Return Portfolio	Investment Adviser:	Seeks maximum total return, consistent
(Initial Class)	Directed Services LLC	with capital preservation and prudent
	Subadviser:	investment management.
Pacific Investment Management
Company LLC

ING T. Rowe Price Diversified Mid	Investment Adviser:	Seeks long-term capital appreciation.
Cap Growth Portfolio (Initial Class)	Directed Services LLC
Subadviser:
T. Rowe Price Associates, Inc.

ING UBS U.S. Large Cap Equity	Investment Adviser:	Seeks long-term growth of capital and
Portfolio (Initial Class)	Directed Services LLC	future income.
Subadviser:
UBS Global Asset Management
(Americas) Inc.

ING Van Kampen Comstock	Investment Adviser:	Seeks capital growth and income.
Portfolio (Initial Class)	Directed Services LLC
Subadviser:
Morgan Stanley Investment
Management, Inc. (d/b/a Van Kampen)

ING Van Kampen Equity and	Investment Adviser:	Seeks total return, consisting of long-
Income Portfolio (Initial Class)	Directed Services LLC	term capital appreciation and current
	Subadviser:	income.
Morgan Stanley Investment
Management, Inc. (d/b/a Van Kampen)

ING VP Balanced Portfolio	Investment Adviser:	Seeks to maximize investment return,
(Class I)	ING Investments, LLC	consistent with reasonable safety of
	Subadviser:	principal, by investing in a diversified
	ING Investment Management Co.	portfolio of one or more of the
following asset classes: stocks, bonds
and cash equivalents, based on the
judgment of the portfolio’s
management, of which of those sectors
or mix thereof offers the best
investment prospects.

Investment Adviser/
Fund Name	Subadviser	Investment Objective

ING VP Index Plus LargeCap	Investment Adviser:	Seeks to outperform the total return
Portfolio (Class I)	ING Investments, LLC	performance of the Standard & Poor’s
	Subadviser:	500 Composite Stock Price Index (S&P
	ING Investment Management Co.	500 Index), while maintaining a market
level of risk.

ING VP Index Plus MidCap	Investment Adviser:	Seeks to outperform the total return
Portfolio (Class I)	ING Investments, LLC	performance of the Standard & Poor’s
	Subadviser:	MidCap 400 Index (S&P MidCap 400
	ING Investment Management Co.	Index) while maintaining a market
level of risk.

ING VP Index Plus SmallCap	Investment Adviser:	Seeks to outperform the total return
Portfolio (Class I)	ING Investments, LLC	performance of the Standard & Poor’s
	Subadviser:	SmallCap 600 Index (S&P SmallCap
	ING Investment Management Co.	600 Index) while maintaining a market
level of risk.

ING VP Intermediate Bond	Investment Adviser:	Seeks to maximize total return
Portfolio (Class I)	ING Investments, LLC	consistent with reasonable risk, through
	Subadviser:	investment in a diversified portfolio
	ING Investment Management Co.	consisting primarily of debt securities.

ING VP High Yield Bond	Investment Adviser:	Seeks to provide investors with a high
Portfolio (Class I)	ING Investments, LLC	level of current income and total return.
Subadviser:
ING Investment Management Co.

ING VP Real Estate Portfolio	Investment Adviser:	A non-diversified portfolio that seeks
(Class S)	ING Investments, LLC	total return. This objective is not
	Subadviser:	fundamental and may be changed
	ING Clarion Real Estate Securities L.P.	without a shareholder vote.

ING VP SmallCap Opportunities	Investment Adviser:	Seeks long-term capital appreciation.
Portfolio (Class I)	ING Investments, LLC
Subadviser:
ING Investment Management Co.

Neuberger Berman AMT	Investment Adviser:	Seeks long-term growth of capital by
Socially Responsive Portfolio®	Neuberger Berman Management Inc.	investing primarily in securities of
(Class I)	Subadviser:	companies that meet the Fund’s
	Neuberger Berman, LLC	financial criteria and social policy.

APPENDIX C

  Performance Information and Condensed Financial Information

Performance Information

  From time to time, ReliaStar Life may advertise or include in sales literature yields, effective yields and total returns for the available subaccounts. These figures are based on historical earnings and do not indicate or project future performance.

  Yields and total returns for the subaccounts are based on the investment performance of the corresponding Funds. The performance in part reflects the Funds’ expenses. See the prospectuses for the Funds.

  The yield of the subaccount investing in money market portfolios such as the ING Liquid Assets Portfolio refers to the annualized income generated by an investment in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment.

  The yield of a subaccount (except money market portfolios such as the ING Liquid Assets Portfolio) refers to the annualized income generated by an investment in the subaccount over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

  Total returns generally will be presented in “standardized” format. This means, among other things, that performance will be shown from the date on which a Fund was first available in the Variable Account. In some instances, “non-standardized” returns may be shown from prior to the inception date of the Variable Account. Nonstandardized information will be accompanied by standardized information. ReliaStar Life will not show nonstandardized performance unless ReliaStar Life also shows standardized performance.

  When a subaccount has been in operation for one, five and ten years, respectively, the average annual total return for these periods will be provided. For periods prior to the date the subaccount commenced operations, nonstandardized performance information for contracts funded by the subaccounts will be calculated based on the performance of the Funds and the assumption that the subaccounts were in existence for the same periods as those indicated for the Funds, with the level of contract charges that were in effect at the inception of the subaccounts for the contracts.

  ReliaStar Life may, from time to time, also disclose yield and total returns for the Funds, including such disclosure for periods prior to the dates the subaccounts commenced operations.

  ReliaStar Life may also report other information including the effect of tax-deferred compounding on a subaccount’s investment returns, or returns in general, which may be illustrated by tables, graphs or charts.

  With respect to performance reporting it is important to remember that past performance does not guarantee future results. Current performance may be higher or lower than the performance shown and actual investment returns and principal values will fluctuate so that shares and/or units, at redemption, may be worth more or less than their original cost.

CONDENSED FINANCIAL INFORMATION

  The following table shows, for each subaccount of the Variable Account, the value of a subaccount Accumulation Unit as they are invested in Funds at the dates shown, and the total number of subaccount Accumulation Units outstanding at the end of each period.

TABLE I

Year Ended December 31

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

AMERICAN FUNDS INSURANCE SERIES - GROWTH
FUND
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.10	$10.63
Value at end of period	$13.15	$12.10
Number of accumulation units outstanding at end of period	202,364	188,279
AMERICAN FUNDS INSURANCE SERIES - GROWTH
INCOME FUND
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.06	$10.10
Value at end of period	$12.56	$11.06
Number of accumulation units outstanding at end of period	143,882	153,073
AMERICAN FUNDS INSURANCE SERIES -
INTERNATIONAL FUND
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.36	$10.20
Value at end of period	$14.50	$12.36
Number of accumulation units outstanding at end of period	148,217	130,550
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$33.00	$28.62	$25.13	$19.84	$22.1874	$25.6395	$27.8416	$22.7206	$17.7248	$14.4777
Value at end of period	$36.36	$33.00	$28.62	$25.13	$19.84	$22.1874	$25.6395	$27.8416	$22.7206	$17.7248
Number of accumulation units outstanding at end of period	807,671	1,131,052	1,478,830	1,816,561	2,009,345	2,545,232	3,048,087	3,388,151	3,002,878	2,297,899
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$27.89	$26.72	$24.29	$18.90	$23.0729	$24.6181	$23.0232	$21.9558	$19.9442	$15.7861
Value at end of period	$33.06	$27.89	$26.72	$24.29	$18.90	$23.0729	$24.6181	$23.0232	$21.9558	$19.9442
Number of accumulation units outstanding at end of period	834,836	1,172,633	1,621,767	1,985,202	2,122,244	2,584,578	2,952,877	3,543,768	4,241,041	3,998,716
FIDELITY® VIP INVESTMENT GRADE BOND
PORTFOLIO
Value at beginning of period	$17.29	$17.15	$16.65	$16.05	$14.7484	$28.70	$12.5711	$12.8823	$12.0011	$11.1581
Value at end of period	$17.79	$17.29	$17.15	$16.65	$16.05	$14.7484	$28.70	$12.5711	$12.8823	$12.0011
Number of accumulation units outstanding at end of period	428,235	691,373	1,071,855	1,441,591	1,718,651	1,602,587	1,291,171	1,302,913	1,152,135	711,350

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING ALLIANCEBERNSTEIN MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.74	$12.02
Value at end of period	$12.82	$12.74
Number of accumulation units outstanding at end of period	10,927	1,398
ING AMERICAN CENTURY LARGE COMPANY VALUE
PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.63	$10.35
Value at end of period	$12.53	$10.63
Number of accumulation units outstanding at end of period	909	821
ING AMERICAN CENTURY SMALL-MID CAP VALUE
PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.36	$10.51
Value at end of period	$12.97	$11.36
Number of accumulation units outstanding at end of period	5,485	9,953
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.04	$10.38
Value at end of period	$12.58	$11.04
Number of accumulation units outstanding at end of period	33,166	26,510
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$11.95
Value at end of period	$12.26
Number of accumulation units outstanding at end of period	3,773
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Since May 17, 2004)
Value at beginning of period	$11.39	$10.94	$10.32
Value at end of period	$13.11	$11.39	$10.94
Number of accumulation units outstanding at end of period	241,275	342,999	493,592
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$9.95
Value at end of period	$10.07
Number of accumulation units outstanding at end of period	458
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$11.40
Value at end of period	$12.26
Number of accumulation units outstanding at end of period	9,749

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING EVERGREEN OMEGA PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.39	$11.10
Value at end of period	$11.89	$11.39
Number of accumulation units outstanding at end of period	1,931,323	2,641,223
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$9.99
Value at end of period	$9.86
Number of accumulation units outstanding at end of period	12,229
ING FMRSM LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.54	$10.07
Value at end of period	$10.69	$10.54
Number of accumulation units outstanding at end of period	2,242,277	1,200,206
ING FMRSM MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.48	$10.55
Value at end of period	$11.87	$11.48
Number of accumulation units outstanding at end of period	132	6,858
ING FUNDAMENTAL RESEARCH PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.04	$10.71
Value at end of period	$12.25	$11.04
Number of accumulation units outstanding at end of period	91,462	121,768
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.51	$9.51
Value at end of period	$16.22	$13.51
Number of accumulation units outstanding at end of period	79,982	54,568
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.48
Value at end of period	$11.39
Number of accumulation units outstanding at end of period	33,573
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.95	$10.17
Value at end of period	$12.62	$10.95
Number of accumulation units outstanding at end of period	43,161	42,804

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING JPMORGAN SMALL CAP CORE EQUITY
PORTFOLIO
(Since June 4, 2004)
Value at beginning of period	$12.28	$11.97	$9.96
Value at end of period	$14.16	$12.28	$11.97
Number of accumulation units outstanding at end of period	514,301	792,826	337,948
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.66	$10.25
Value at end of period	$12.66	$10.66
Number of accumulation units outstanding at end of period	1,175,261	1,579,028
ING JULIUS BAER FOREIGN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.76	$9.82
Value at end of period	$15.04	$11.76
Number of accumulation units outstanding at end of period	40,421	30,413
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.93	$11.26
Value at end of period	$12.97	$11.93
Number of accumulation units outstanding at end of period	2,010	1,583
ING LEGG MASON VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.50	$10.19
Value at end of period	$12.11	$11.50
Number of accumulation units outstanding at end of period	12,037	7,019
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$13.49
Value at end of period	$14.33
Number of accumulation units outstanding at end of period	9,204
ING LIFESTYLE GROWTH PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$12.09
Value at end of period	$13.69
Number of accumulation units outstanding at end of period	3,237
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.89
Value at end of period	$13.04
Number of accumulation units outstanding at end of period	24,680

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING LIFESTYLE MODERATE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.84
Value at end of period	$12.57
Number of accumulation units outstanding at end of period	29,543
ING LIMITED MATURITY BOND PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.03	$10.01
Value at end of period	$10.27	$10.03
Number of accumulation units outstanding at end of period	401,552	11,931
ING LIQUID ASSETS PORTFOLIO
(Since May 10, 2004)
Value at beginning of period	$10.15	$9.99	$10.00
Value at end of period	$10.51	$10.15	$9.99
Number of accumulation units outstanding at end of period	769,051	970,786	1,405,296
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.06	$10.34
Value at end of period	$12.86	$11.06
Number of accumulation units outstanding at end of period	1,172	1,380
ING LORD ABBETT U.S. GOVERNMENT SECURITIES
PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.03
Value at end of period	$10.43
Number of accumulation units outstanding at end of period	12,787
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.50	$10.09
Value at end of period	$11.93	$11.50
Number of accumulation units outstanding at end of period	15,264	9,170
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$12.45	$10.16
Value at end of period	$15.25	$12.45
Number of accumulation units outstanding at end of period	415,318	646,005
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.44	$10.14
Value at end of period	$11.55	$10.44
Number of accumulation units outstanding at end of period	12,948	16,322

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.02	$10.02
Value at end of period	$12.95	$10.02
Number of accumulation units outstanding at end of period	238,766	240,264
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL
CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.98	$10.04
Value at end of period	$13.93	$11.98
Number of accumulation units outstanding at end of period	987,160	1,384,718
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.08	$10.14
Value at end of period	$12.59	$11.08
Number of accumulation units outstanding at end of period	4,024	774
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.09	$10.11
Value at end of period	$10.77	$10.09
Number of accumulation units outstanding at end of period	173,717	18,735
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.08	$10.07
Value at end of period	$10.36	$10.08
Number of accumulation units outstanding at end of period	38,670	31,552
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$11.73
Value at end of period	$12.65
Number of accumulation units outstanding at end of period	8,280
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.92	$10.19
Value at end of period	$12.13	$10.92
Number of accumulation units outstanding at end of period	2,645	6,724
ING STOCK INDEX PORTFOLIO
(Since June 22, 2004)
Value at beginning of period	$11.29	$10.95	$10.24
Value at end of period	$12.87	$11.29	$10.95
Number of accumulation units outstanding at end of period	1,806,092	2,519,398	3,644,867

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.03	$10.19
Value at end of period	$12.51	$11.03
Number of accumulation units outstanding at end of period	101,957	75,316
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.69	$10.03
Value at end of period	$12.58	$11.69
Number of accumulation units outstanding at end of period	1,029,207	1,558,061
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.69	$10.36
Value at end of period	$12.59	$10.69
Number of accumulation units outstanding at end of period	46,197	37,296
ING UBS U.S. ALLOCATION PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.83	$10.38
Value at end of period	$11.86	$10.83
Number of accumulation units outstanding at end of period	61	62
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.24	$10.74
Value at end of period	$12.69	$11.24
Number of accumulation units outstanding at end of period	172,164	228,257
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.62	$10.21
Value at end of period	$12.17	$10.62
Number of accumulation units outstanding at end of period	17,889	25,740
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.89	$10.29
Value at end of period	$12.10	$10.89
Number of accumulation units outstanding at end of period	16,737	3,714

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
(Since June 25, 2004)
Value at beginning of period	$12.11	$10.63	$10.16
Value at end of period	$12.46	$12.11	$10.63
Number of accumulation units outstanding at end of period	426,952	606,204	848,263
ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$11.13	$11.09
Value at end of period	$12.73	$11.13
Number of accumulation units outstanding at end of period	362,385	2,190
ING VP BALANCED PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$10.01
Value at end of period	$10.51
Number of accumulation units outstanding at end of period	423,116
ING VP HIGH YIELD BOND PORTFOLIO
(Since August 8, 1997)
Value at beginning of period	$10.02	$10.01	$9.41	$8.13	$8.3374	$8.3965	$9.6354	$10.0955	$10.3496	$10.00
Value at end of period	$10.85	$10.02	$10.01	$9.41	$8.13	$8.3374	$8.3965	$9.6354	$10.0955	$10.3496
Number of accumulation units outstanding at end of period	537,657	166,935	199,216	496,538	237,293	266,875	283,066	368,743	389,807	55,079
ING VP INDEX PLUS INTERNATIONAL EQUITY
PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$11.48
Value at end of period	$12.79
Number of accumulation units outstanding at end of period	202,822
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.98	$10.29
Value at end of period	$12.41	$10.98
Number of accumulation units outstanding at end of period	13,209	3,972
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.60	$10.59
Value at end of period	$12.52	$11.60
Number of accumulation units outstanding at end of period	100,409	106,720
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.51	$10.16
Value at end of period	$12.92	$11.51
Number of accumulation units outstanding at end of period	87,105	97,075

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.12	$10.02
Value at end of period	$10.39	$10.12
Number of accumulation units outstanding at end of period	48,426	29,572
ING VP INTERNATIONAL VALUE PORTFOLIO
(Since August 8, 1997)
Value at beginning of period	$20.38	$18.88	$16.31	$12.73	$15.2495	$17.5072	$17.2046	$11.6165	$10.0738	$10.00
Value at end of period	$26.01	$20.38	$18.88	$16.31	$12.73	$15.2495	$17.5072	$17.2046	$11.6165	$10.0738
Number of accumulation units outstanding at end of period	188,003	325,902	503,669	547,278	406,618	368,448	349,793	284,973	232,846	59,173
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Since May 1, 2000)
Value at beginning of period	$7.01	$6.44	$5.85	$4.34	$5.9396	$8.8561	$0.00
Value at end of period	$7.45	$7.01	$6.44	$5.85	$4.34	$5.9396	$8.8561
Number of accumulation units outstanding at end of period	732,188	979,332	1,286,006	119,974	78,226	104,414	63,345
ING VP REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.54	$10.00
Value at end of period	$15.46	$11.54
Number of accumulation units outstanding at end of period	69,209	25,815
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$26.18	$24.33	$22.40	$16.39	$29.4598	$42.1707	$42.3014	$17.795	$15.3827	$13.491
Value at end of period	$29.07	$26.18	$24.33	$22.40	$16.39	$29.4598	$42.1707	$42.3014	$17.795	$15.3827
Number of accumulation units outstanding at end of period	161,191	220,745	301,141	410,529	620,847	773,226	860,669	434,003	323,803	261,038
ING VP STRATEGIC ALLOCATION CONSERVATIVE
PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$10.47	$10.38
Value at end of period	$11.19	$10.47
Number of accumulation units outstanding at end of period	1,305	807
ING VP STRATEGIC ALLOCATION GROWTH
PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$10.97	$10.65
Value at end of period	$12.25	$10.97
Number of accumulation units outstanding at end of period	1,888	3,979

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING VP STRATEGIC ALLOCATION MODERATE
PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.71	$10.53
Value at end of period	$11.74	$10.71
Number of accumulation units outstanding at end of period	4,273	2,775
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$9.92	$9.98
Value at end of period	$11.35	$9.92
Number of accumulation units outstanding at end of period	38,912	64,275
ING WELLS FARGO SMALL CAP DISCIPLINED
PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.00
Value at end of period	$10.46
Number of accumulation units outstanding at end of period	1,903
NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
PORTFOLIO®
(Since April 30, 1999)
Value at beginning of period	$12.90	$12.24	$10.95	$8.26	$9.8309	$10.3394	$10.6549	$0.00
Value at end of period	$14.46	$12.90	$12.24	$10.95	$10.3394	$9.8309	$10.3394	$10.6549
Number of accumulation units outstanding at end of period	35,585	47,808	53,325	63,728	48,267	62,695	47,083	22,281

APPENDIX D

INFORMATION REGARDING CLOSED SUBACCOUNTS

Effective April 28, 2006, the subaccounts that invest in the following funds were closed to new investment:

  Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)
  ING BlackRock Large Cap Value Portfolio (Class I) 1
  ING FMRSM Mid Cap Growth Portfolio (Class I) 2
  ING Lord Abbett Affiliated Portfolio (Class I)
  ING Van Kampen Capital Growth Portfolio (Class I) 3
  ING American Century Large Company Value Portfolio (Initial Class)
  ING American Century Small-Mid Cap Value Portfolio (Initial Class)
  ING Fundamental Research Portfolio (Initial Class)
  ING Legg Mason Partners Aggressive Growth Portfolio (Initial Class)
  ING VP Strategic Allocation Conservative Portfolio (Class I)
  ING VP Strategic Allocation Growth Portfolio (Class I)
  ING VP Strategic Allocation Moderate Portfolio (Class 1)
  ING VP International Value Portfolio (Class I)
  ING VP MidCap Opportunities Portfolio (Class I)
  ING VP Value Opportunity Portfolio (Class I)

Effective April 30, 2007, the subaccount which invests in the following Fund was closed to new investment:

  ING MarketPro Portfolio (Class I)

Contract owners who have Contract Value allocated to one or more of the subaccounts that correspond to these Funds may leave their Contract Value in those subaccounts, but future allocations and transfers into those subaccounts are prohibited. If your most recent premium allocation instructions includes a subaccount that corresponds to one of these Funds, premium received that would have been allocated to a subaccount corresponding to one of these Funds will be allocated on a pro rata basis among all the other available subaccounts in which your Contract Value is allocated. If there are no other such subaccounts, you must provide us with alternative allocation instructions or the premium payment will be returned to you. You may give us alternative allocation instructions by contacting our:

ING Customer Service Center P.O. Box 5050 Minot, ND 58703 1-877-884-5050

1	Prior to November 6, 2006, this Fund was known as the ING Mercury Large Cap Value Portfolio.

2	Prior to August 7, 2006, this Fund was known as the ING MFS Mid Cap Growth Portfolio.

3	Prior to April 30, 2007, this Fund was known as the ING Van Kampen Equity Growth Portfolio.

D-1

STATEMENT OF ADDITIONAL INFORMATION

     -----------------
SELECT*ANNUITY III

INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACTS ISSUED BY

RELIASTAR SELECT VARIABLE ACCOUNT OF RELIASTAR LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus, but should be read in conjunction with the prospectus dated April 30, 2007, (the "prospectus") relating to the Select*Annuity III Individual Deferred Variable/Fixed Annuity contracts issued by ReliaStar Select Variable Account (the "Variable Account") and ReliaStar Life Insurance Company ("ReliaStar Life"). Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the prospectus. A copy of the prospectus may be obtained from the ING Service Center at P.O. Box 5050, Minot, North Dakota 58703, by calling 1-877-884-5050 or by accessing the SEC's website at http://www.sec.gov.

Capitalized terms used in this Statement of Additional Information that are not otherwise defined herein shall have the meanings given to them in the prospectus.

TABLE OF CONTENTS
Page
Introduction	2
Administration of the Contracts	2
Underwriters	2
Custody of Assets	2
Experts	2
Sales Material and Advertising	3
Financial Statements	3
Financial Statements of ReliaStar Select Variable Account	1
Statutory Basis Financial Statements of ReliaStar Life Insurance Company	1

The date of this Statement of Additional Information is April 30, 2007.

INTRODUCTION

The Select*Annuity III contracts (the "contracts") are flexible purchase payment individual deferred variable/fixed annuity contracts. The contracts are sold both as non-qualified contracts and/or in connection with retirement plans which may qualify for special federal tax treatment under the Internal Revenue Code. (See "Federal Tax Status" in the prospectus.) Annuity payouts under the contracts are deferred until a selected later date.

Purchase payments may be allocated to one or more of the available subaccounts of the Variable Account, a separate account of ReliaStar Life, and/or to the Fixed Account (which is the general account of ReliaStar Life). Purchase payments allocated to one or more of the available subaccounts of the Variable Account, as selected by the Contract Owner, will be invested in shares at net asset value of one or more of a group of Funds.

ADMINISTRATION OF THE CONTRACTS

ReliaStar Life performs certain administrative functions ("Administrative Functions") relating to the contracts and the Variable Account in Minot, North Dakota. These functions include, among other things, maintaining the books and records of the Variable Account and the subaccounts, and maintaining records of the name, address, taxpayer identification number, contract number, type of contract issued to each owner, Contract Value and other pertinent information necessary to the administration and operation of the contracts. ReliaStar Life receives no payment for performing any of the Administrative Functions.

UNDERWRITERS

Effective January 1, 2004, ReliaStar Life’s affiliate, ING Financial Advisers, LLC, became the principal underwriter (distributor) for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the NASD and the Securities Investor Protection Corporation. ING Financial Advisers, LLC’s principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

ING Financial Advisers, LLC offers the securities under the contracts on a continuous basis, however, the contract is no longer available to new purchasers. ReliaStar Life pays ING Financial Advisers, LLC under a distribution agreement. For the years ended December 31, 2006, 2005 and 2004, ING Financial Advisers, LLC was paid fees by ReliaStar Life with respect to distribution of the Select*Annuity III contract aggregating $138,168, $144,759 and $73,782, respectively.

CUSTODY OF ASSETS

ReliaStar Life maintains custody of the assets of the Variable Account. As custodian, ReliaStar Life holds cash balances for the Variable Account pending investment in the Funds or distribution. The Fund shares owned by the subaccounts are reflected only on the records of the Funds, and are not issued in certificated form.

EXPERTS

The statements of assets and liabilities of ReliaStar Select Variable Account as of December 31, 2006, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the statutory basis financial statements of ReliaStar Life Insurance Company as of December 31, 2006 and 2005, and for the years then ended, included in this Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon included elsewhere herein, and are included in reliance on such reports given on the authority of such firm as experts in accounting and auditing.

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying Funds by performance and/or investment objective. We may categorize the underlying Funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying Funds, if accompanied by performance which also shows the performance of such Funds reduced by applicable charges under the Variable Account. We may also show in advertisements the portfolio holdings of the underlying Funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and portfolio rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

FINANCIAL STATEMENTS

The financial statements of the variable account reflect the operations of the variable account as of and for the year ended December 31, 2006, and have been audited by Ernst & Young LLP, independent registered public accounting firm.

The statutory basis financial statements of ReliaStar Life as of December 31, 2006 and 2005, and for the years then ended have been audited by Ernst & Young LLP, independent registered public accounting firm. The financial statements of ReliaStar Life should be distinguished from the financial statements of the variable account and should be considered only as bearing upon the ability of ReliaStar Life to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the variable account. The statutory basis financial statements of the company as of December 31, 2006 and 2005, and for the years then ended have been prepared on the basis of statutory accounting practices prescribed or permitted by the State of Minnesota Division of Insurance.

The primary business address of Ernst & Young LLP is Suite 1000, 55 Ivan Allen Jr. Boulevard, Atlanta, GA 30308.

3

FINANCIAL STATEMENTS ReliaStar Life Insurance Company ReliaStar Select Variable Account Year ended December 31, 2006 with Report of Independent Registered Public Accounting Firm

This page intentionally left blank.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Financial Statements Year ended December 31, 2006

This page intentionally left blank.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants ReliaStar Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the Divisions constituting ReliaStar Life Insurance Company ReliaStar Select Variable Account (the “Account”) as of December 31, 2006, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

AIM Variable Insurance Funds:	ING Investors Trust (continued):
AIM V.I. Demographic Trends Fund - Series I Shares	ING Liquid Assets Portfolio - Institutional Class
American Funds Insurance Series:	ING Lord Abbett Affiliated Portfolio - Institutional Class
American Funds Insurance Series® Growth Fund - Class 2	ING Marsico Growth Portfolio - Institutional Class
American Funds Insurance Series® Growth Income	ING Marsico International Opportunities
Fund - Class 2	Portfolio - Institutional Class
American Funds Insurance Series® International Fund - Class 2	ING MFS Total Return Portfolio - Institutional Class
Fidelity® Variable Insurance Products:	ING MFS Utilities Portfolio - Institutional Class
Fidelity® VIP Equity-Income Portfolio - Initial Class	ING Oppenheimer Main Street Portfolio® - Institutional Class
Fidelity® VIP Growth Portfolio - Initial Class	ING Pioneer Fund Portfolio - Institutional Class
Fidelity® VIP High Income Portfolio - Initial Class	ING Pioneer Fund Portfolio - Service Class
Fidelity® VIP Money Market Portfolio - Initial Class	ING Pioneer Mid Cap Value Portfolio - Institutional Class
Fidelity® VIP Overseas Portfolio - Initial Class	ING Stock Index Portfolio - Institutional Class
Fidelity® Variable Insurance Products II:	ING T. Rowe Price Capital Appreciation
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	Portfolio - Institutional Class
Fidelity® VIP Contrafund® Portfolio - Initial Class	ING T. Rowe Price Equity Income Portfolio - Institutional Class
Fidelity® VIP Index 500 Portfolio - Initial Class	ING UBS U.S. Allocation Portfolio - Service Class
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	ING Van Kampen Equity Growth Portfolio - Institutional Class
ING Investors Trust:	ING Van Kampen Growth and Income Portfolio - Service Class
ING AllianceBernstein Mid Cap Growth	ING VP Index Plus International Equity Portfolio - Service Class
Portfolio - Institutional Class	ING Wells Fargo Small Cap Disciplined
ING BlackRock Large Cap Growth Portfolio - Institutional Class	Portfolio - Institutional Class
ING BlackRock Large Cap Growth Portfolio - Service Class	ING Partners, Inc.:
ING BlackRock Large Cap Value Portfolio - Institutional Class	ING American Century Large Company Value
ING Evergreen Health Sciences Portfolio - Institutional Class	Portfolio - Initial Class
ING Evergreen Health Sciences Portfolio - Service Class	ING American Century Small-Mid Cap Value
ING Evergreen Omega Portfolio - Institutional Class	Portfolio - Initial Class
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	ING Baron Small Cap Growth Portfolio - Initial Class
ING FMRSM Diversified Mid Cap Portfolio - Service Class	ING Columbia Small Cap Value II Portfolio - Initial Class
ING FMRSM Large Cap Growth Portfolio - Institutional Class	ING Fundamental Research Portfolio - Initial Class
ING FMRSM Mid Cap Growth Portfolio - Institutional Class	ING JPMorgan Mid Cap Value Portfolio - Initial Class
ING Global Resources Portfolio - Institutional Class	ING Legg Mason Partners Aggressive Growth
ING JPMorgan Emerging Markets Equity	Portfolio - Initial Class
Portfolio - Institutional Class	ING Lord Abbett U.S. Government Securities
ING JPMorgan Small Cap Core Equity	Portfolio - Initial Class
Portfolio - Institutional Class	ING Oppenheimer Global Portfolio - Initial Class
ING JPMorgan Value Opportunities	ING Oppenheimer Strategic Income Portfolio - Service Class
Portfolio - Institutional Class	ING PIMCO Total Return Portfolio - Initial Class
ING Julius Baer Foreign Portfolio - Institutional Class	ING T. Rowe Price Diversified Mid Cap Growth
ING Legg Mason Value Portfolio - Institutional Class	Portfolio - Initial Class
ING LifeStyle Aggressive Growth Portfolio - Institutional Class	ING UBS U.S. Large Cap Equity Portfolio - Initial Class
ING LifeStyle Growth Portfolio - Institutional Class	ING Van Kampen Comstock Portfolio - Initial Class
ING LifeStyle Moderate Growth Portfolio - Institutional Class	ING Van Kampen Equity and Income Portfolio - Initial Class
ING LifeStyle Moderate Portfolio - Institutional Class
ING Limited Maturity Bond Portfolio - Service Class

ING Strategic Allocation Portfolios, Inc.:	ING VP Balanced Portfolio, Inc.:
ING VP Strategic Allocation Conservative Portfolio - Class I	ING VP Balanced Portfolio - Class I
ING VP Strategic Allocation Growth Portfolio - Class I	ING VP Intermediate Bond Portfolio:
ING VP Strategic Allocation Moderate Portfolio - Class I	ING VP Intermediate Bond Portfolio - Class I
ING Variable Portfolios, Inc.:	Neuberger Berman Advisers Management Trust:
ING VP Index Plus LargeCap Portfolio - Class I	Neuberger Berman AMT Growth Portfolio® - Class I
ING VP Index Plus MidCap Portfolio - Class I	Neuberger Berman AMT Limited Maturity Bond
ING VP Index Plus SmallCap Portfolio - Class I	Portfolio® - Class I
ING VP Value Opportunity Portfolio - Class I	Neuberger Berman AMT Socially Responsive Portfolio® - Class I
ING Variable Products Trust:	Premier VIT:
ING VP High Yield Bond Portfolio - Class I	Premier VIT OpCap Managed Portfolio
ING VP International Value Portfolio - Class I	Putnam Variable Trust:
ING VP MidCap Opportunities Portfolio - Class I	Putnam VT Diversified Income Fund - Class IA Shares
ING VP Real Estate Portfolio - Class S
ING VP SmallCap Opportunities Portfolio - Class I

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting ReliaStar Life Insurance Company ReliaStar Select Variable Account at December 31, 2006, the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia March 23, 2007

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

	American Funds Insurance Series® Growth Fund - Class 2	American Funds Insurance Series® Growth Income Fund - Class 2	American Funds Insurance Series® International Fund - Class 2	Fidelity® VIP Equity-Income Market Portfolio - Initial Class	Fidelity® VIP Money Market Portfolio - Initial Class

Assets
Investments in mutual funds
at fair value	$2,913	$1,960	$2,216	$53,329	$50
Total assets	2,913	1,960	2,216	53,329	50

Liabilities
Payable to related parties	-	-	-	4	-
Total liabilities	-	-	-	4	-
Net assets	$2,913	$1,960	$2,216	$53,325	$50

Net assets
Accumulation units	$2,913	$1,960	$2,216	$53,267	$-
Contracts in payout (annuitization)	-	-	-	58	50
Total net assets	$2,913	$1,960	$2,216	$53,325	$50

Total number of mutual fund shares	45,452	46,461	101,025	2,035,445	49,754

Cost of mutual fund shares	$2,673	$1,788	$1,986	$42,658	$50

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

		Fidelity® VIP Index 500 Portfolio - Initial Class			ING BlackRock
			Fidelity® VIP	ING	Large Cap
	Fidelity® VIP		Investment	AllianceBernstein	Growth
	Contrafund®		Grade Bond	Mid Cap Growth	Portfolio -
	Portfolio -		Portfolio -	Portfolio -	Institutional
	Initial Class		Initial Class	Institutional Class	Class

Assets
Investments in mutual funds
at fair value	$ 31,942	$ 3	$ 9,442	$ 140	$ 53
Total assets	31,942	3	9,442	140	53

Liabilities
Payable to related parties	2	-	1	-	-
Total liabilities	2	-	1	-	-
Net assets	$ 31,940	$ 3	$ 9,441	$ 140	$ 53

Net assets
Accumulation units	$ 31,908	$ 3	$ 9,441	$ 140	$ 53
Contracts in payout (annuitization)	32	-	-	-	-
Total net assets	$ 31,940	$ 3	$ 9,441	$ 140	$ 53

Total number of mutual fund shares	1,015,005	17	740,005	8,235	4,573

Cost of mutual fund shares	$ 21,235	$ 2	$ 9,615	$ 167	$ 54

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

					ING FMRSM
	ING BlackRock	ING Evergreen	ING Evergreen	ING FMRSM	Large Cap
	Large Cap	Health Sciences	Omega	Diversified Mid	Growth
	Value Portfolio	Portfolio -	Portfolio -	Cap Portfolio -	Portfolio -
	- Institutional	Institutional	Institutional	Institutional	Institutional
	Class	Class	Class	Class	Class

Assets
Investments in mutual funds
at fair value	$ 3,547	$ 120	$ 25,600	$ 127	$ 45,286
Total assets	3,547	120	25,600	127	45,286

Liabilities
Payable to related parties	-	-	2	-	3
Total liabilities	-	-	2	-	3
Net assets	$ 3,547	$ 120	$ 25,598	$ 127	$ 45,283

Net assets
Accumulation units	$ 3,547	$ 120	$ 25,578	$ 127	$ 44,999
Contracts in payout (annuitization)	-	-	20	-	284
Total net assets	$ 3,547	$ 120	$ 25,598	$ 127	$ 45,283

Total number of mutual fund shares	254,438	9,797	2,199,277	9,479	4,158,495

Cost of mutual fund shares	$ 2,943	$ 114	$ 23,490	$ 132	$ 45,104

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

	ING FMRSM Mid Cap Growth Portfolio - Institutional Class	ING Global Resources Portfolio - Institutional Class	ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class	ING JPMorgan Value Opportunities Portfolio - Institutional Class

Assets
Investments in mutual funds
at fair value	$2	$1,395	$382	$8,271	$16,640
Total assets	2	1,395	382	8,271	16,640

Liabilities
Payable to related parties	-	-	-	1	1
Total liabilities	-	-	-	1	1
Net assets	$2	$1,395	$382	$8,270	$16,639

Net assets
Accumulation units	$2	$1,395	$382	$8,270	$16,603
Contracts in payout (annuitization)	-	-	-	-	36
Total net assets	$2	$1,395	$382	$8,270	$16,639

Total number of mutual fund shares	124	63,891	19,500	577,183	1,309,196

Cost of mutual fund shares	$2	$1,412	$325	$7,126	$13,770

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

			ING LifeStyle		ING LifeStyle
	ING Julius	ING Legg	Aggressive	ING LifeStyle	Moderate
	Baer Foreign	Mason Value	Growth	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Institutional	Institutional	Institutional	Institutional	Institutional
	Class	Class	Class	Class	Class

Assets
Investments in mutual funds
at fair value	$ 782	$ 153	$ 132	$ 44	$ 424
Total assets	782	153	132	44	424

Liabilities
Payable to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 782	$ 153	$ 132	$ 44	$ 424

Net assets
Accumulation units	$ 782	$ 153	$ 132	$ 44	$ 424
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 782	$ 153	$ 132	$ 44	$ 424

Total number of mutual fund shares	46,163	13,517	9,347	3,287	33,020

Cost of mutual fund shares	$ 672	$ 141	$ 121	$ 40	$ 390

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

ING Lord
	ING LifeStyle			Abbett	ING Marsico
	Moderate	ING Limited	ING Liquid	Affiliated	Growth
	Portfolio -	Maturity Bond	Assets Portfolio	Portfolio -	Portfolio -
	Institutional	Portfolio -	- Institutional	Institutional	Institutional
	Class	Service Class	Class	Class	Class

Assets
Investments in mutual funds
at fair value	$ 382	$ 4,269	$ 12,190	$ 15	$ 210
Total assets	382	4,269	12,190	15	210

Liabilities
Payable to related parties	-	-	1	-	-
Total liabilities	-	-	1	-	-
Net assets	$ 382	$ 4,269	$ 12,189	$ 15	$ 210

Net assets
Accumulation units	$ 382	$ 4,269	$ 12,189	$ 15	$ 210
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 382	$ 4,269	$ 12,189	$ 15	$ 210

Total number of mutual fund shares	30,860	397,815	12,190,431	1,188	12,576

Cost of mutual fund shares	$ 360	$ 4,289	$ 12,190	$ 14	$ 196

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

	ING Marsico			ING Oppenheimer Main Street Portfolio® - Institutional Class
	International	ING MFS Total	ING MFS
	Opportunities	Return	Utilities		ING Pioneer
	Portfolio -	Portfolio -	Portfolio -		Fund Portfolio -
	Institutional	Institutional	Institutional		Institutional
	Class	Class	Class		Class

Assets
Investments in mutual funds
at fair value	$ 7,418	$ 192	$ 3,281	$ 73	$ 105
Total assets	7,418	192	3,281	73	105

Liabilities
Payable to related parties	1	-	-	-	-
Total liabilities	1	-	-	-	-
Net assets	$ 7,417	$ 192	$ 3,281	$ 73	$ 105

Net assets
Accumulation units	$ 7,417	$ 192	$ 3,270	$ 73	$ 105
Contracts in payout (annuitization)	-	-	11	-	-
Total net assets	$ 7,417	$ 192	$ 3,281	$ 73	$ 105

Total number of mutual fund shares	484,175	10,066	224,715	3,696	8,107

Cost of mutual fund shares	$ 5,540	$ 183	$ 2,631	$ 68	$ 98

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

			ING T. Rowe	ING T. Rowe	ING UBS U.S. Allocation Portfolio - Service Class
	ING Pioneer		Price Capital	Price Equity
	Mid Cap Value	ING Stock	Appreciation	Income
	Portfolio -	Index Portfolio	Portfolio -	Portfolio -
	Institutional	- Institutional	Institutional	Institutional
	Class	Class	Class	Class

Assets
Investments in mutual funds
at fair value	$ 32	$ 27,290	$ 1,603	$ 608	$ 1
Total assets	32	27,290	1,603	608	1

Liabilities
Payable to related parties	-	2	-	-	-
Total liabilities	-	2	-	-	-
Net assets	$ 32	$ 27,288	$ 1,603	$ 608	$ 1

Net assets
Accumulation units	$ 32	$ 27,288	$ 1,603	$ 608	$ 1
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 32	$ 27,288	$ 1,603	$ 608	$ 1

Total number of mutual fund shares	2,598	2,123,719	60,174	39,149	66

Cost of mutual fund shares	$ 29	$ 21,926	$ 1,519	$ 553	$ 1

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

	ING Van	ING Van	ING VP Index	ING Wells
	Kampen Equity	Kampen	Plus	Fargo Small	ING American
	Growth	Growth and	International	Cap Disciplined	Century Large
	Portfolio -	Income	Equity	Portfolio -	Company Value
	Institutional	Portfolio -	Portfolio -	Institutional	Portfolio -
	Class	Service Class	Service Class	Class	Initial Class

Assets
Investments in mutual funds
at fair value	$ 6,035	$ 5,606	$ 5,879	$ 20	$ 11
Total assets	6,035	5,606	5,879	20	11

Liabilities
Payable to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 6,035	$ 5,606	$ 5,879	$ 20	$ 11

Net assets
Accumulation units	$ 6,035	$ 5,606	$ 5,879	$ 20	$ 11
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 6,035	$ 5,606	$ 5,879	$ 20	$ 11

Total number of mutual fund shares	505,434	198,308	449,129	1,746	711

Cost of mutual fund shares	$ 5,022	$ 5,589	$ 5,534	$ 19	$ 10

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

	ING American	ING Baron	ING Columbia	ING
	Century Small-	Small Cap	Small Cap	Fundamental	ING JPMorgan
	Mid Cap Value	Growth	Value II	Research	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class

Assets
Investments in mutual funds
at fair value	$ 76	$ 462	$ 5	$ 1,145	$ 598
Total assets	76	462	5	1,145	598

Liabilities
Payable to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 76	$ 462	$ 5	$ 1,145	$ 598

Net assets
Accumulation units	$ 76	$ 462	$ 5	$ 1,145	$ 598
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 76	$ 462	$ 5	$ 1,145	$ 598

Total number of mutual fund shares	5,574	24,899	453	114,022	36,761

Cost of mutual fund shares	$ 69	$ 419	$ 5	$ 1,050	$ 541

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

	ING Legg	ING Lord		ING
	Mason Partners	Abbett U.S.	ING	Oppenheimer
	Aggressive	Government	Oppenheimer	Strategic	ING PIMCO
	Growth	Securities	Global	Income	Total Return
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Service Class	Initial Class

Assets
Investments in mutual funds
at fair value	$ 26	$ 133	$ 15,695	$ 2,010	$ 413
Total assets	26	133	15,695	2,010	413

Liabilities
Payable to related parties	-	-	1	-	-
Total liabilities	-	-	1	-	-
Net assets	$ 26	$ 133	$ 15,694	$ 2,010	$ 413

Net assets
Accumulation units	$ 26	$ 133	$ 15,694	$ 2,010	$ 413
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 26	$ 133	$ 15,694	$ 2,010	$ 413

Total number of mutual fund shares	531	13,430	940,946	186,070	36,996

Cost of mutual fund shares	$ 23	$ 133	$ 11,643	$ 1,908	$ 402

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

	ING T. Rowe				ING VP
	Price	ING UBS U.S.	ING Van	ING Van	Strategic
	Diversified Mid	Large Cap	Kampen	Kampen Equity	Allocation
	Cap Growth	Equity	Comstock	and Income	Conservative
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio - Class
	Initial Class	Initial Class	Initial Class	Initial Class	I

Assets
Investments in mutual funds
at fair value	$ 15,075	$ 2,290	$ 258	$ 226	$ 15
Total assets	15,075	2,290	258	226	15

Liabilities
Payable to related parties	1	-	-	-	-
Total liabilities	1	-	-	-	-
Net assets	$ 15,074	$ 2,290	$ 258	$ 226	$ 15

Net assets
Accumulation units	$ 15,074	$ 2,290	$ 258	$ 226	$ 15
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 15,074	$ 2,290	$ 258	$ 226	$ 15

Total number of mutual fund shares	1,635,043	216,863	19,299	5,879	1,078

Cost of mutual fund shares	$ 13,272	$ 1,924	$ 238	$ 216	$ 15

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

	ING VP	ING VP
	Strategic	Strategic
	Allocation	Allocation	ING VP Index	ING VP Index	ING VP Index
	Growth	Moderate	Plus LargeCap	Plus MidCap	Plus SmallCap
	Portfolio - Class	Portfolio - Class	Portfolio - Class	Portfolio - Class	Portfolio - Class
	I	I	I	I	I

Assets
Investments in mutual funds
at fair value	$ 32	$ 50	$ 306	$ 1,390	$ 1,227
Total assets	32	50	306	1,390	1,227

Liabilities
Payable to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 32	$ 50	$ 306	$ 1,390	$ 1,227

Net assets
Accumulation units	$ 32	$ 50	$ 306	$ 1,390	$ 1,227
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 32	$ 50	$ 306	$ 1,390	$ 1,227

Total number of mutual fund shares	1,903	3,275	17,505	73,607	68,217

Cost of mutual fund shares	$ 29	$ 46	$ 287	$ 1,377	$ 1,178

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

ING VP
	ING VP Value	ING VP High	ING VP	MidCap
	Opportunity	Yield Bond	International	Opportunities	ING VP Real
	Portfolio - Class	Portfolio - Class	Value Portfolio	Portfolio - Class	Estate Portfolio
	I	I	- Class I	I	- Class S

Assets
Investments in mutual funds
at fair value	$ 442	$ 8,755	$ 5,820	$ 5,787	$ 1,094
Total assets	442	8,755	5,820	5,787	1,094

Liabilities
Payable to related parties	-	1	-	-	-
Total liabilities	-	1	-	-	-
Net assets	$ 442	$ 8,754	$ 5,820	$ 5,787	$ 1,094

Net assets
Accumulation units	$ 442	$ 8,754	$ 5,820	$ 5,787	$ 1,094
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 442	$ 8,754	$ 5,820	$ 5,787	$ 1,094

Total number of mutual fund shares	27,882	2,815,317	381,372	709,206	55,805

Cost of mutual fund shares	$ 389	$ 8,441	$ 4,437	$ 4,590	$ 1,042

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

				Neuberger
	ING VP			Berman AMT
	SmallCap	ING VP	ING VP	Socially
	Opportunities	Balanced	Intermediate	Responsive
	Portfolio - Class	Portfolio - Class	Bond Portfolio -	Portfolio® -
	I	I	Class I	Class I

Assets
Investments in mutual funds
at fair value	$ 5,251	$ 11,311	$ 647	$ 519
Total assets	5,251	11,311	647	519

Liabilities
Payable to related parties	-	1	-	-
Total liabilities	-	1	-	-
Net assets	$ 5,251	$ 11,310	$ 647	$ 519

Net assets
Accumulation units	$ 5,251	$ 11,296	$ 647	$ 519
Contracts in payout (annuitization)	-	14	-	-
Total net assets	$ 5,251	$ 11,310	$ 647	$ 519

Total number of mutual fund shares	262,925	772,115	49,923	31,052

Cost of mutual fund shares	$ 5,492	$ 10,678	$ 657	$ 405

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

			American	American
		American	Funds	Funds
	AIM V.I.	Funds	Insurance	Insurance	Fidelity® VIP
	Demographic	Insurance	Series®	Series®	Equity-Income
	Trends Fund -	Series® Growth	Growth Income	International	Portfolio -
	Series I Shares	Fund - Class 2	Fund - Class 2	Fund - Class 2	Initial Class

Net investment income (loss)
Income:
Dividends	$ -	$ 23	$ 31	$ 36	$ 1,836
Total investment income	-	23	31	36	1,836
Expenses:
Mortality, expense risk
and other charges	3	41	28	31	752
Total expenses	3	41	28	31	752
Net investment income (loss)	(3)	(18)	3	5	1,084

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	180	116	61	185	3,539
Capital gains distributions	-	19	49	21	6,551
Total realized gain (loss) on investments
and capital gains distributions	180	135	110	206	10,090
Net unrealized appreciation
(depreciation) of investments	(135)	121	149	132	(1,845)

Net realized and unrealized gain (loss)
on investments	45	256	259	338	8,245
Net increase (decrease) in net assets
resulting from operations	$ 42	$ 238	$ 262	$ 343	$ 9,329

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

					Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Asset
	Growth	High Income	Money Market	Overseas	ManagerSM
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class

Net investment income (loss)
Income:
Dividends	$ 170	$ 7	$ 2	$ 54	$ 344
Total investment income	170	7	2	54	344
Expenses:
Mortality, expense risk
and other charges	194	40	1	27	56
Total expenses	194	40	1	27	56
Net investment income (loss)	(24)	(33)	1	27	288

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	8,821	(445)	-	886	(415)
Capital gains distributions	-	-	-	38	-
Total realized gain (loss) on investments
and capital gains distributions	8,821	(445)	-	924	(415)
Net unrealized appreciation
(depreciation) of investments	(6,902)	718	-	(322)	588
Net realized and unrealized gain (loss)
on investments	1,919	273	-	602	173
Net increase (decrease) in net assets
resulting from operations	$ 1,895	$ 240	$ 1	$ 629	$ 461

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

					ING BlackRock Large Cap Growth Portfolio - Institutional Class
			Fidelity® VIP	ING AllianceBernstein Mid Cap Growth Portfolio - Institutional Class
	Fidelity® VIP	Fidelity® VIP Index 500 Portfolio - Initial Class	Investment
	Contrafund®		Grade Bond
	Portfolio -		Portfolio -
	Initial Class		Initial Class

Net investment income (loss)
Income:
Dividends	$445	$-	$534	$-	$-
Total investment income	445	-	534	-	-
Expenses:
Mortality, expense risk
and other charges	490	-	159	2	-
Total expenses	490	-	159	2	-
Net investment income (loss)	(45)	-	375	(2)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4,879	-	(415)	(6)	-
Capital gains distributions	2,630	-	32	18	3
Total realized gain (loss) on investments
and capital gains distributions	7,509	-	(383)	12	3
Net unrealized appreciation
(depreciation) of investments	(4,103)	-	284	(28)	(1)

Net realized and unrealized gain (loss)
on investments	3,406	-	(99)	(16)	2
Net increase (decrease) in net assets
resulting from operations	$3,361	$-	$276	$(18)	$2

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

	ING BlackRock	ING BlackRock	ING Evergreen		ING Evergreen
	Large Cap	Large Cap	Health Sciences	ING Evergreen	Omega
	Growth	Value Portfolio	Portfolio -	Health Sciences	Portfolio -
	Portfolio -	- Institutional	Institutional	Portfolio -	Institutional
	Service Class	Class	Class	Service Class	Class

Net investment income (loss)
Income:
Dividends	$ -	$ 31	$ -	$ -	$ -
Total investment income	-	31	-	-	-
Expenses:
Mortality, expense risk
and other charges	-	55	3	(1)	395
Total expenses	-	55	3	(1)	395
Net investment income (loss)	-	(24)	(3)	1	(395)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3	174	3	5	318
Capital gains distributions	-	99	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	3	273	3	5	318
Net unrealized appreciation
(depreciation) of investments	(2)	304	6	(2)	1,168
Net realized and unrealized gain (loss)
on investments	1	577	9	3	1,486
Net increase (decrease) in net assets
resulting from operations	$ 1	$ 553	$ 6	$ 4	$ 1,091

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

			ING FMRSM	ING FMRSM Mid Cap Growth Portfolio - Institutional Class
	ING FMRSM		Large Cap		ING Global
	Diversified Mid	ING FMRSM	Growth		Resources
	Cap Portfolio -	Diversified Mid	Portfolio -		Portfolio -
	Institutional	Cap Portfolio -	Institutional		Institutional
	Class	Service Class	Class		Class

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 1	$ -	$ 6
Total investment income	-	-	1	-	6
Expenses:
Mortality, expense risk
and other charges	1	-	490	-	21
Total expenses	1	-	490	-	21
Net investment income (loss)	(1)	-	(489)	-	(15)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(21)	4	(124)	4	27
Capital gains distributions	18	-	37	-	232
Total realized gain (loss) on investments
and capital gains distributions	(3)	4	(87)	4	259
Net unrealized appreciation
(depreciation) of investments	(5)	-	(149)	(3)	(94)

Net realized and unrealized gain (loss)
on investments	(8)	4	(236)	1	165
Net increase (decrease) in net assets
resulting from operations	$ (9)	$ 4	$ (725)	$ 1	$ 150

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

	ING JPMorgan		ING JPMorgan
	Emerging	ING JPMorgan	Value	ING Julius Baer Foreign Portfolio - Institutional Class	ING Legg Mason Value Portfolio - Institutional Class
	Markets Equity	Small Cap Core	Opportunities
	Portfolio -	Equity Portfolio	Portfolio -
	Institutional	- Institutional	Institutional
	Class	Class	Class

Net investment income (loss)
Income:
Dividends	$ -	$ 6	$ 127	$ -	$ -
Total investment income	-	6	127	-	-
Expenses:
Mortality, expense risk
and other charges	1	130	239	9	1
Total expenses	1	130	239	9	1
Net investment income (loss)	(1)	(124)	(112)	(9)	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(3)	360	418	50	4
Capital gains distributions	-	226	202	-	-
Total realized gain (loss) on investments
and capital gains distributions	(3)	586	620	50	4
Net unrealized appreciation
(depreciation) of investments	57	902	2,419	110	7
Net realized and unrealized gain (loss)
on investments	54	1,488	3,039	160	11
Net increase (decrease) in net assets
resulting from operations	$ 53	$ 1,364	$ 2,927	$ 151	$ 10

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

	ING LifeStyle Aggressive Growth Portfolio - Institutional Class	ING LifeStyle Growth Portfolio - Institutional Class	ING LifeStyle Moderate Growth Portfolio - Institutional Class
				ING LifeStyle Moderate Portfolio - Institutional Class
					ING Limited
					Maturity Bond
					Portfolio -
					Service Class

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 2	$ 3	$ 188
Total investment income	-	-	2	3	188
Expenses:
Mortality, expense risk
and other charges	1	-	3	3	46
Total expenses	1	-	3	3	46
Net investment income (loss)	(1)	-	(1)	-	142

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	2	1	(19)
Capital gains distributions	1	-	3	5	-
Total realized gain (loss) on investments
and capital gains distributions	1	-	5	6	(19)
Net unrealized appreciation
(depreciation) of investments	11	4	34	22	(21)

Net realized and unrealized gain (loss)
on investments	12	4	39	28	(40)
Net increase (decrease) in net assets
resulting from operations	$ 11	$ 4	$ 38	$ 28	$ 102

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

		ING Lord Abbett Affiliated Portfolio - Institutional Class	ING Marsico Growth Portfolio - Institutional Class	ING Marsico
				International	ING MFS Total
	ING Liquid			Opportunities	Return
	Assets Portfolio			Portfolio -	Portfolio -
	- Institutional			Institutional	Institutional
	Class			Class	Class

Net investment income (loss)
Income:
Dividends	$ 677	$ -	$ -	$ 7	$ 5
Total investment income	677	-	-	7	5
Expenses:
Mortality, expense risk
and other charges	192	-	2	114	3
Total expenses	192	-	2	114	3
Net investment income (loss)	485	-	(2)	(107)	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	1	571	-
Capital gains distributions	-	1	-	24	9
Total realized gain (loss) on investments
and capital gains distributions	-	1	1	595	9
Net unrealized appreciation
(depreciation) of investments	-	1	8	1,097	10
Net realized and unrealized gain (loss)
on investments	-	2	9	1,692	19
Net increase (decrease) in net assets
resulting from operations	$ 485	$ 2	$ 7	$ 1,585	$ 21

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

		ING Oppenheimer Main Street Portfolio® - Institutional Class
	ING MFS				ING Pioneer
	Utilities		ING Pioneer		Mid Cap Value
	Portfolio -		Fund Portfolio -	ING Pioneer	Portfolio -
	Institutional		Institutional	Fund Portfolio -	Institutional
	Class		Class	Service Class	Class

Net investment income (loss)
Income:
Dividends	$ 5	$ 2	$ -	$ -	$ -
Total investment income	5	2	-	-	-
Expenses:
Mortality, expense risk
and other charges	38	1	-	-	1
Total expenses	38	1	-	-	1
Net investment income (loss)	(33)	1	-	-	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	43	1	-	-	2
Capital gains distributions	13	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	56	1	-	-	2
Net unrealized appreciation
(depreciation) of investments	710	4	7	-	2
Net realized and unrealized gain (loss)
on investments	766	5	7	-	4
Net increase (decrease) in net assets
resulting from operations	$ 733	$ 6	$ 7	$ -	$ 3

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

		ING T. Rowe Price Capital Appreciation Portfolio - Institutional Class	ING T. Rowe Price Equity Income Portfolio - Institutional Class	ING UBS U.S Allocation Portfolio - Service Class	ING Van
					Kampen Equity
	ING Stock				Growth
	Index Portfolio				Portfolio -
	- Institutional				Institutional
	Class				Class

Net investment income (loss)
Income:
Dividends	$ 457	$ 21	$ 10	$ -	$ -
Total investment income	457	21	10	-	-
Expenses:
Mortality, expense risk
and other charges	399	18	8	-	95
Total expenses	399	18	8	-	95
Net investment income (loss)	58	3	2	-	(95)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,285	28	11	-	344
Capital gains distributions	224	88	26	-	230
Total realized gain (loss) on investments
and capital gains distributions	1,509	116	37	-	574
Net unrealized appreciation
(depreciation) of investments	2,141	53	52	-	(359)

Net realized and unrealized gain (loss)
on investments	3,650	169	89	-	215
Net increase (decrease) in net assets
resulting from operations	$ 3,708	$ 172	$ 91	$ -	$ 120

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

	ING Van		ING Wells
	Kampen	ING VP Index	Fargo Small	ING American	ING American
	Growth and	Plus	Cap Disciplined	Century Large	Century Small-
	Income	International	Portfolio -	Company	Mid Cap Value
	Portfolio -	Equity Portfolio	Institutional	Value Portfolio	Portfolio -
	Service Class	- Service Class	Class	- Initial Class	Initial Class

Net investment income (loss)
Income:
Dividends	$ 69	$ 57	$ -	$ -	$ -
Total investment income	69	57	-	-	-
Expenses:
Mortality, expense risk
and other charges	54	52	-	-	1
Total expenses	54	52	-	-	1
Net investment income (loss)	15	5	-	-	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(97)	(14)	-	1	(2)
Capital gains distributions	516	127	-	1	-
Total realized gain (loss) on investments
and capital gains distributions	419	113	-	2	(2)
Net unrealized appreciation
(depreciation) of investments	17	345	1	1	15
Net realized and unrealized gain (loss)
on investments	436	458	1	3	13
Net increase (decrease) in net assets
resulting from operations	$ 451	$ 463	$ 1	$ 3	$ 12

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

		ING Columbia Small Cap Value II Portfolio - Initial Class			ING Legg
	ING Baron		ING Fundamental Research Portfolio - Initial Class		Mason Partners
	Small Cap			ING JPMorgan	Aggressive
	Growth			Mid Cap Value	Growth
	Portfolio -			Portfolio -	Portfolio -
	Initial Class			Initial Class	Initial Class

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 4	$ -	$ -
Total investment income	-	-	4	-	-
Expenses:
Mortality, expense risk
and other charges	6	-	18	8	-
Total expenses	6	-	18	8	-
Net investment income (loss)	(6)	-	(14)	(8)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	15	-	9	5	-
Capital gains distributions	5	-	20	4	-
Total realized gain (loss) on investments
and capital gains distributions	20	-	29	9	-
Net unrealized appreciation
(depreciation) of investments	39	-	112	81	2
Net realized and unrealized gain (loss)
on investments	59	-	141	90	2
Net increase (decrease) in net assets
resulting from operations	$ 53	$ -	$ 127	$ 82	$ 2

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

	ING Lord Abbett U.S. Government Securities Portfolio - Initial Class		ING Oppenheimer Strategic Income Portfolio - Service Class		ING T. Rowe
					Price
		ING		ING PIMCO	Diversified Mid
		Oppenheimer		Total Return	Cap Growth
		Global Portfolio		Portfolio -	Portfolio -
		- Initial Class		Initial Class	Initial Class

Net investment income (loss)
Income:
Dividends	$ 6	$ 11	$ 2	$ 8	$ -
Total investment income	6	11	2	8	-
Expenses:
Mortality, expense risk
and other charges	1	232	19	6	243
Total expenses	1	232	19	6	243
Net investment income (loss)	5	(221)	(17)	2	(243)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	1,173	4	1	1,081
Capital gains distributions	-	23	-	-	358
Total realized gain (loss) on investments
and capital gains distributions	-	1,196	4	1	1,439
Net unrealized appreciation
(depreciation) of investments	-	1,530	104	9	17
Net realized and unrealized gain (loss)
on investments	-	2,726	108	10	1,456
Net increase (decrease) in net assets
resulting from operations	$ 5	$ 2,505	$ 91	$ 12	$ 1,213

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

				ING VP	ING VP
		ING Van Kampen Comstock Portfolio - Initial Class	ING Van	Strategic	Strategic
	ING UBS U.S.		Kampen Equity	Allocation	Allocation
	Large Cap		and Income	Conservative	Growth
	Equity Portfolio		Portfolio -	Portfolio - Class	Portfolio - Class
	- Initial Class		Initial Class	I	I

Net investment income (loss)
Income:
Dividends	$ 20	$ 3	$ 4	$ -	$ 1
Total investment income	20	3	4	-	1
Expenses:
Mortality, expense risk
and other charges	35	4	2	-	1
Total expenses	35	4	2	-	1
Net investment income (loss)	(15)	(1)	2	-	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	79	17	1	-	2
Capital gains distributions	-	14	7	-	1
Total realized gain (loss) on investments
and capital gains distributions	79	31	8	-	3
Net unrealized appreciation
(depreciation) of investments	230	10	9	-	1
Net realized and unrealized gain (loss)
on investments	309	41	17	-	4
Net increase (decrease) in net assets
resulting from operations	$ 294	$ 40	$ 19	$ -	$ 4

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

	ING VP
	Strategic			ING VP Index
	Allocation	ING VP Index	ING VP Index	Plus	ING VP Value
	Moderate	Plus LargeCap	Plus MidCap	SmallCap	Opportunity
	Portfolio - Class	Portfolio - Class	Portfolio -	Portfolio -	Portfolio - Class
	I	I	Class I	Class I	I

Net investment income (loss)
Income:
Dividends	$ 1	$ 1	$ 9	$ 5	$ 8
Total investment income	1	1	9	5	8
Expenses:
Mortality, expense risk
and other charges	1	2	21	19	7
Total expenses	1	2	21	19	7
Net investment income (loss)	-	(1)	(12)	(14)	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	2	24	47	8
Capital gains distributions	1	-	107	65	-
Total realized gain (loss) on investments
and capital gains distributions	1	2	131	112	8
Net unrealized appreciation
(depreciation) of investments	3	16	(14)	44	56
Net realized and unrealized gain (loss)
on investments	4	18	117	156	64
Net increase (decrease) in net assets
resulting from operations	$ 4	$ 17	$ 105	$ 142	$ 65

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

			ING VP		ING VP
	ING VP High	ING VP	MidCap		SmallCap
	Yield Bond	International	Opportunities	ING VP Real	Opportunities
	Portfolio - Class	Value Portfolio	Portfolio - Class	Estate Portfolio	Portfolio - Class
	I	- Class I	I	- Class S	I

Net investment income (loss)
Income:
Dividends	$ 497	$ 157	$ -	$ 12	$ -
Total investment income	497	157	-	12	-
Expenses:
Mortality, expense risk
and other charges	95	91	92	8	81
Total expenses	95	91	92	8	81
Net investment income (loss)	402	66	(92)	4	(81)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(53)	689	379	112	(1,043)
Capital gains distributions	-	300	-	10	-
Total realized gain (loss) on investments
and capital gains distributions	(53)	989	379	122	(1,043)
Net unrealized appreciation
(depreciation) of investments	204	576	133	44	1,744
Net realized and unrealized gain (loss)
on investments	151	1,565	512	166	701
Net increase (decrease) in net assets
resulting from operations	$ 553	$ 1,631	$ 420	$ 170	$ 620

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

			Neuberger Berman AMT Growth Portfolio® - Class I	Neuberger	Neuberger Berman AMT Socially Responsive Portfolio® - Class I
				Berman AMT
	ING VP	ING VP		Limited
	Balanced	Intermediate		Maturity Bond
	Portfolio - Class	Bond Portfolio -		Portfolio® -
	I	Class I		Class I

Net investment income (loss)
Income:
Dividends	$ -	$ 26	$ 1	$ -	$ 1
Total investment income	-	26	1	-	1
Expenses:
Mortality, expense risk
and other charges	104	7	-	25	7
Total expenses	104	7	-	25	7
Net investment income (loss)	(104)	19	1	(25)	(6)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(4)	(2)	1	(273)	68
Capital gains distributions	-	-	-	-	7
Total realized gain (loss) on investments
and capital gains distributions	(4)	(2)	1	(273)	75
Net unrealized appreciation
(depreciation) of investments	633	(1)	-	318	(10)

Net realized and unrealized gain (loss)
on investments	629	(3)	1	45	65
Net increase (decrease) in net assets
resulting from operations	$ 525	$ 16	$ 2	$ 20	$ 59

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

	Premier VIT	Putnam VT
	OpCap	Diversified
	Managed	Income Fund -
	Portfolio	Class IA Shares

Net investment income (loss)
Income:
Dividends	$ 119	$ 96
Total investment income	119	96
Expenses:
Mortality, expense risk
and other charges	31	8
Total expenses	31	8
Net investment income (loss)	88	88

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	365	(86)
Capital gains distributions	734	-
Total realized gain (loss) on investments
and capital gains distributions	1,099	(86)
Net unrealized appreciation
(depreciation) of investments	(937)	-
Net realized and unrealized gain (loss)
on investments	162	(86)
Net increase (decrease) in net assets
resulting from operations	$ 250	$ 2

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

			American	American
		American	Funds	Funds
	AIM V.I.	Funds	Insurance	Insurance
	Demographic	Insurance	Series® Growth	Series®
	Trends Fund -	Series® Growth	Income Fund -	International
	Series I Shares	Fund - Class 2	Class 2	Fund - Class 2

Net Assets at January 1, 2005	$ 846	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9)	1	12	14
Total realized gain (loss) on investments
and capital gains distributions	(114)	16	2	12
Net unrealized appreciation (depreciation)
of investments	146	119	23	98
Net increase (decrease) in net assets from operations	23	136	37	124
Changes from principal transactions:
Premiums	16	4	1	3
Surrenders and withdrawals	(134)	(155)	(157)	(188)
Death benefits	(12)	-	-	-
Transfers between Divisions
(including fixed account), net	(105)	2,613	1,871	1,685
Contract charges	(1)	1	1	(1)

Increase (decrease) in net assets derived from
principal transactions	(236)	2,463	1,716	1,499
Total increase (decrease) in net assets	(213)	2,599	1,753	1,623
Net assets at December 31, 2005	633	2,599	1,753	1,623

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(18)	3	5
Total realized gain (loss) on investments
and capital gains distributions	180	135	110	206
Net unrealized appreciation (depreciation)
of investments	(135)	121	149	132
Net increase (decrease) in net assets from operations	42	238	262	343
Changes from principal transactions:
Premiums	3	39	11	13
Surrenders and withdrawals	(61)	(1,086)	(767)	(1,036)
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	(617)	1,124	702	1,274
Contract charges	-	(1)	(1)	(1)

Increase (decrease) in net assets derived from
principal transactions	(675)	76	(55)	250
Total increase (decrease) in net assets	(633)	314	207	593
Net assets at December 31, 2006	$ -	$ 2,913	$ 1,960	$ 2,216

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	Fidelity® VIP	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP	Fidelity® VIP Money Market Portfolio - Initial Class
	Equity-Income		High Income
	Portfolio -		Portfolio -
	Initial Class		Initial Class

Net Assets at January 1, 2005	$74,193	$57,700	$12,356	$63

Increase (decrease) in net assets
Operations:
Net investment income (loss)	265	(400)	1,423	1
Total realized gain (loss) on investments
and capital gains distributions	4,273	(4,079)	(10)	-
Net unrealized appreciation (depreciation)
of investments	(1,995)	6,238	(1,306)	-
Net increase (decrease) in net assets from operations	2,543	1,759	107	1
Changes from principal transactions:
Premiums	628	556	94	(4)
Surrenders and withdrawals	(14,829)	(11,667)	(2,649)	-
Death benefits	(411)	(304)	(109)	-
Transfers between Divisions
(including fixed account), net	(2,576)	(3,019)	(656)	(9)
Contract charges	(55)	(51)	(7)	1
Increase (decrease) in net assets derived from
principal transactions	(17,243)	(14,485)	(3,327)	(12)

Total increase (decrease) in net assets	(14,700)	(12,726)	(3,220)	(11)

Net assets at December 31, 2005	59,493	44,974	9,136	52

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,084	(24)	(33)	1
Total realized gain (loss) on investments
and capital gains distributions	10,090	8,821	(445)	-
Net unrealized appreciation (depreciation)
of investments	(1,845)	(6,902)	718	-
Net increase (decrease) in net assets from operations	9,329	1,895	240	1
Changes from principal transactions:
Premiums	620	192	34	-
Surrenders and withdrawals	(14,002)	(2,860)	(720)	-
Death benefits	(370)	(65)	(40)	-
Transfers between Divisions
(including fixed account), net	(1,699)	(44,118)	(8,647)	(3)
Contract charges	(46)	(18)	(3)	-
Increase (decrease) in net assets derived from
principal transactions	(15,497)	(46,869)	(9,376)	(3)

Total increase (decrease) in net assets	(6,168)	(44,974)	(9,136)	(2)

Net assets at December 31, 2006	$53,325	$-	$-	$50

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	Fidelity® VIP Overseas Portfolio - Initial Class	Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class

Net Assets at January 1, 2005	$6,714	$15,894	$44,163	$1

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(38)	215	(444)	-
Total realized gain (loss) on investments
and capital gains distributions	(173)	(431)	2,193	-
Net unrealized appreciation (depreciation)
of investments	1,155	539	4,067	-
Net increase (decrease) in net assets from operations	944	323	5,816	-
Changes from principal transactions:
Premiums	-	-	402	-
Surrenders and withdrawals	(1,318)	(2,638)	(11,459)	-
Death benefits	(48)	(149)	(233)	-
Transfers between Divisions
(including fixed account), net	(146)	(274)	1,365	2
Contract charges	(7)	(16)	(32)	(1)

Increase (decrease) in net assets derived from
principal transactions	(1,519)	(3,077)	(9,957)	1
Total increase (decrease) in net assets	(575)	(2,754)	(4,141)	1
Net assets at December 31, 2005	6,139	13,140	40,022	2

Increase (decrease) in net assets
Operations:
Net investment income (loss)	27	288	(45)	-
Total realized gain (loss) on investments
and capital gains distributions	924	(415)	7,509	-
Net unrealized appreciation (depreciation)
of investments	(322)	588	(4,103)	-
Net increase (decrease) in net assets from operations	629	461	3,361	-
Changes from principal transactions:
Premiums	-	-	374	-
Surrenders and withdrawals	(425)	(1,036)	(10,539)	-
Death benefits	(5)	(10)	(201)	-
Transfers between Divisions
(including fixed account), net	(6,335)	(12,549)	(1,049)	1
Contract charges	(3)	(6)	(28)	-
Increase (decrease) in net assets derived from
principal transactions	(6,768)	(13,601)	(11,443)	1
Total increase (decrease) in net assets	(6,139)	(13,140)	(8,082)	1
Net assets at December 31, 2006	$-	$-	$31,940	$3

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

			ING BlackRock Large Cap Growth Portfolio - Institutional Class	ING BlackRock Large Cap Growth Portfolio - Service Class
	Fidelity® VIP	ING AllianceBernstein Mid Cap Growth Portfolio - Institutional Class
	Investment
	Grade Bond
	Portfolio -
	Initial Class

Net Assets at January 1, 2005	$21,547	$-	$-	$-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	509	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	358	-	-	-
Net unrealized appreciation (depreciation)
of investments	(728)	1	-	2
Net increase (decrease) in net assets from operations	139	1	-	2
Changes from principal transactions:
Premiums	193	-	-	-
Surrenders and withdrawals	(6,800)	-	-	(3)
Death benefits	(97)	-	-	-
Transfers between Divisions
(including fixed account), net	(414)	17	-	38
Contract charges	(12)	-	-	-
Increase (decrease) in net assets derived from
principal transactions	(7,130)	17	-	35
Total increase (decrease) in net assets	(6,991)	18	-	37
Net assets at December 31, 2005	14,556	18	-	37

Increase (decrease) in net assets
Operations:
Net investment income (loss)	375	(2)	-	-
Total realized gain (loss) on investments
and capital gains distributions	(383)	12	3	3
Net unrealized appreciation (depreciation)
of investments	284	(28)	(1)	(2)

Net increase (decrease) in net assets from operations	276	(18)	2	1
Changes from principal transactions:
Premiums	58	-	-	-
Surrenders and withdrawals	(4,253)	(45)	-	(2)
Death benefits	(36)	-	-	-
Transfers between Divisions
(including fixed account), net	(1,152)	185	51	(36)
Contract charges	(8)	-	-	-
Increase (decrease) in net assets derived from
principal transactions	(5,391)	140	51	(38)

Total increase (decrease) in net assets	(5,115)	122	53	(37)

Net assets at December 31, 2006	$9,441	$140	$53	$-

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING BlackRock Large Cap Value Portfolio - Institutional Class	ING Evergreen Health Sciences Portfolio - Institutional Class		ING Evergreen Omega Portfolio - Institutional Class
			ING Evergreen
			Health Sciences
			Portfolio -
			Service Class

Net Assets at January 1, 2005	$5,889	$-	$-	$-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(70)	-	-	(119)
Total realized gain (loss) on investments
and capital gains distributions	52	-	2	36
Net unrealized appreciation (depreciation)
of investments	194	-	2	942
Net increase (decrease) in net assets from operations	176	-	4	859
Changes from principal transactions:
Premiums	63	-	-	76
Surrenders and withdrawals	(1,388)	-	-	(2,388)
Death benefits	(47)	-	-	(14)
Transfers between Divisions
(including fixed account), net	(385)	-	48	34,876
Contract charges	(4)	-	-	(8)

Increase (decrease) in net assets derived from
principal transactions	(1,761)	-	48	32,542
Total increase (decrease) in net assets	(1,585)	-	52	33,401
Net assets at December 31, 2005	4,304	-	52	33,401

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(24)	(3)	1	(395)
Total realized gain (loss) on investments
and capital gains distributions	273	3	5	318
Net unrealized appreciation (depreciation)
of investments	304	6	(2)	1,168
Net increase (decrease) in net assets from operations	553	6	4	1,091
Changes from principal transactions:
Premiums	20	-	-	289
Surrenders and withdrawals	(982)	-	(5)	(7,711)
Death benefits	(46)	-	-	(120)
Transfers between Divisions
(including fixed account), net	(299)	114	(51)	(1,320)
Contract charges	(3)	-	-	(32)

Increase (decrease) in net assets derived from
principal transactions	(1,310)	114	(56)	(8,894)

Total increase (decrease) in net assets	(757)	120	(52)	(7,803)

Net assets at December 31, 2006	$3,547	$120	$-	$25,598

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	ING FMRSM Diversified Mid Cap Portfolio - Service Class	ING FMRSM Large Cap Growth Portfolio - Institutional Class	ING FMRSM Mid Cap Growth Portfolio - Institutional Class

Net Assets at January 1, 2005	$-	$-	$-	$-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	(31)	(1)
Total realized gain (loss) on investments
and capital gains distributions	-	-	75	2
Net unrealized appreciation (depreciation)
of investments	-	-	331	3
Net increase (decrease) in net assets from operations	-	-	375	4
Changes from principal transactions:
Premiums	-	-	35	-
Surrenders and withdrawals	-	-	(1,404)	-
Death benefits	-	-	(3)	-
Transfers between Divisions
(including fixed account), net	-	19	14,602	75
Contract charges	-	-	(3)	-
Increase (decrease) in net assets derived from
principal transactions	-	19	13,227	75
Total increase (decrease) in net assets	-	19	13,602	79
Net assets at December 31, 2005	-	19	13,602	79

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	-	(489)	-
Total realized gain (loss) on investments
and capital gains distributions	(3)	4	(87)	4
Net unrealized appreciation (depreciation)
of investments	(5)	-	(149)	(3)

Net increase (decrease) in net assets from operations	(9)	4	(725)	1
Changes from principal transactions:
Premiums	-	-	380	-
Surrenders and withdrawals	-	(3)	(9,416)	(78)
Death benefits	-	-	(195)	-
Transfers between Divisions
(including fixed account), net	136	(20)	41,670	-
Contract charges	-	-	(33)	-
Increase (decrease) in net assets derived from
principal transactions	136	(23)	32,406	(78)

Total increase (decrease) in net assets	127	(19)	31,681	(77)

Net assets at December 31, 2006	$127	$-	$45,283	$2

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING Global Resources Portfolio - Institutional Class	ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class		ING JPMorgan Value Opportunities Portfolio - Institutional Class
			ING JPMorgan
			Small Cap Core
			Equity Portfolio
			- Institutional
			Class

Net Assets at January 1, 2005	$-	$-	$4,238	$-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	-	(81)	(71)
Total realized gain (loss) on investments
and capital gains distributions	9	-	593	1
Net unrealized appreciation (depreciation)
of investments	77	-	(289)	451
Net increase (decrease) in net assets from operations	82	-	223	381
Changes from principal transactions:
Premiums	(1)	-	72	40
Surrenders and withdrawals	(41)	-	(1,727)	(1,296)
Death benefits	-	-	(21)	(33)
Transfers between Divisions
(including fixed account), net	748	-	7,911	19,588
Contract charges	1	-	(4)	(2)

Increase (decrease) in net assets derived from
principal transactions	707	-	6,231	18,297
Total increase (decrease) in net assets	789	-	6,454	18,678
Net assets at December 31, 2005	789	-	10,692	18,678

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(15)	(1)	(124)	(112)
Total realized gain (loss) on investments
and capital gains distributions	259	(3)	586	620
Net unrealized appreciation (depreciation)
of investments	(94)	57	902	2,419
Net increase (decrease) in net assets from operations	150	53	1,364	2,927
Changes from principal transactions:
Premiums	22	2	130	149
Surrenders and withdrawals	(271)	(1)	(2,752)	(4,369)
Death benefits	-	-	(16)	(268)
Transfers between Divisions
(including fixed account), net	706	328	(1,141)	(464)
Contract charges	(1)	-	(7)	(14)

Increase (decrease) in net assets derived from
principal transactions	456	329	(3,786)	(4,966)

Total increase (decrease) in net assets	606	382	(2,422)	(2,039)

Net assets at December 31, 2006	$1,395	$382	$8,270	$16,639

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING Julius Baer Foreign Portfolio - Institutional Class	ING Legg Mason Value Portfolio - Institutional Class	ING LifeStyle Aggressive Growth Portfolio - Institutional Class	ING LifeStyle Growth Portfolio - Institutional Class

Net Assets at January 1, 2005	$-	$-	$-	$-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	26	-	-	-
Net unrealized appreciation (depreciation)
of investments	-	5	-	-
Net increase (decrease) in net assets from operations	24	5	-	-
Changes from principal transactions:
Premiums	2	-	-	-
Surrenders and withdrawals	(18)	-	-	-
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	427	81	-	-
Contract charges	-	-	-	-
Increase (decrease) in net assets derived from
principal transactions	411	81	-	-
Total increase (decrease) in net assets	435	86	-	-
Net assets at December 31, 2005	435	86	-	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9)	(1)	(1)	-
Total realized gain (loss) on investments
and capital gains distributions	50	4	1	-
Net unrealized appreciation (depreciation)
of investments	110	7	11	4
Net increase (decrease) in net assets from operations	151	10	11	4
Changes from principal transactions:
Premiums	13	-	-	-
Surrenders and withdrawals	(148)	(12)	(1)	(7)
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	331	69	122	47
Contract charges	-	-	-	-
Increase (decrease) in net assets derived from
principal transactions	196	57	121	40
Total increase (decrease) in net assets	347	67	132	44
Net assets at December 31, 2006	$782	$153	$132	$44

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING LifeStyle Moderate Growth Portfolio - Institutional Class	ING LifeStyle Moderate Portfolio - Institutional Class	ING Limited Maturity Bond Portfolio - Service Class	ING Liquid Assets Portfolio - Institutional Class

Net Assets at January 1, 2005	$-	$-	$-	$18,058

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	255
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	-
Net unrealized appreciation (depreciation)
of investments	-	-	1	-
Net increase (decrease) in net assets from operations	-	-	1	255
Changes from principal transactions:
Premiums	-	-	-	308
Surrenders and withdrawals	-	-	-	(7,062)
Death benefits	-	-	-	(127)
Transfers between Divisions
(including fixed account), net	-	-	119	2,333
Contract charges	-	-	-	(12)

Increase (decrease) in net assets derived from
principal transactions	-	-	119	(4,560)

Total increase (decrease) in net assets	-	-	120	(4,305)

Net assets at December 31, 2005	-	-	120	13,753

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	-	142	485
Total realized gain (loss) on investments
and capital gains distributions	5	6	(19)	-
Net unrealized appreciation (depreciation)
of investments	34	22	(21)	-
Net increase (decrease) in net assets from operations	38	28	102	485
Changes from principal transactions:
Premiums	-	1	41	242
Surrenders and withdrawals	(7)	(13)	(1,134)	(7,540)
Death benefits	-	-	(16)	(443)
Transfers between Divisions
(including fixed account), net	393	366	5,158	5,702
Contract charges	-	-	(2)	(10)

Increase (decrease) in net assets derived from
principal transactions	386	354	4,047	(2,049)

Total increase (decrease) in net assets	424	382	4,149	(1,564)

Net assets at December 31, 2006	$424	$382	$4,269	$12,189

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING Lord	ING Marsico Growth Portfolio - Institutional Class	ING Marsico	ING MFS Total Return Portfolio - Institutional Class
	Abbett		International
	Affiliated		Opportunities
	Portfolio -		Portfolio -
	Institutional		Institutional
	Class		Class

Net Assets at January 1, 2005	$-	$-	$-	$-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(1)	(18)	3
Total realized gain (loss) on investments
and capital gains distributions	1	-	165	5
Net unrealized appreciation (depreciation)
of investments	-	6	781	(1)

Net increase (decrease) in net assets from operations	1	5	928	7
Changes from principal transactions:
Premiums	-	-	13	-
Surrenders and withdrawals	(17)	(7)	(630)	-
Death benefits	-	-	(5)	-
Transfers between Divisions
(including fixed account), net	31	117	8,701	212
Contract charges	-	-	(2)	-
Increase (decrease) in net assets derived from
principal transactions	14	110	8,077	212
Total increase (decrease) in net assets	15	115	9,005	219
Net assets at December 31, 2005	15	115	9,005	219

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(2)	(107)	2
Total realized gain (loss) on investments
and capital gains distributions	1	1	595	9
Net unrealized appreciation (depreciation)
of investments	1	8	1,097	10
Net increase (decrease) in net assets from operations	2	7	1,585	21
Changes from principal transactions:
Premiums	-	2	81	2
Surrenders and withdrawals	(1)	(19)	(2,296)	(96)
Death benefits	-	-	(12)	-
Transfers between Divisions
(including fixed account), net	(1)	105	(940)	46
Contract charges	-	-	(6)	-
Increase (decrease) in net assets derived from
principal transactions	(2)	88	(3,173)	(48)

Total increase (decrease) in net assets	-	95	(1,588)	(27)

Net assets at December 31, 2006	$15	$210	$7,417	$192

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING MFS Utilities Portfolio - Institutional Class	ING Oppenheimer Main Street Portfolio® - Institutional Class	ING Pioneer Fund Portfolio - Institutional Class	ING Pioneer Fund Portfolio - Service Class

Net Assets at January 1, 2005	$-	$-	$-	$-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	10	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	49	-	-	-
Net unrealized appreciation (depreciation)
of investments	(60)	1	-	-
Net increase (decrease) in net assets from operations	(1)	1	-	-
Changes from principal transactions:
Premiums	-	1	-	-
Surrenders and withdrawals	(124)	-	-	-
Death benefits	(4)	-	-	-
Transfers between Divisions
(including fixed account), net	2,671	26	-	4
Contract charges	-	-	-	-
Increase (decrease) in net assets derived from
principal transactions	2,543	27	-	4
Total increase (decrease) in net assets	2,542	28	-	4
Net assets at December 31, 2005	2,542	28	-	4

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(33)	1	-	-
Total realized gain (loss) on investments
and capital gains distributions	56	1	-	-
Net unrealized appreciation (depreciation)
of investments	710	4	7	-
Net increase (decrease) in net assets from operations	733	6	7	-
Changes from principal transactions:
Premiums	3	1	-	-
Surrenders and withdrawals	(466)	(1)	-	(3)
Death benefits	(3)	-	-	-
Transfers between Divisions
(including fixed account), net	474	39	98	(1)
Contract charges	(2)	-	-	-
Increase (decrease) in net assets derived from
principal transactions	6	39	98	(4)

Total increase (decrease) in net assets	739	45	105	(4)

Net assets at December 31, 2006	$3,281	$73	$105	$-

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING Pioneer Mid Cap Value Portfolio - Institutional Class	ING Stock Index Portfolio - Institutional Class	ING T. Rowe Price Capital Appreciation Portfolio - Institutional Class	ING T. Rowe Price Equity Income Portfolio - Institutional Class

Net Assets at January 1, 2005	$-	$44,722	$-	$-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(522)	(3)	(1)
Total realized gain (loss) on investments
and capital gains distributions	2	839	2	-
Net unrealized appreciation (depreciation)
of investments	1	622	31	3
Net increase (decrease) in net assets from operations	2	939	30	2
Changes from principal transactions:
Premiums	2	484	5	2
Surrenders and withdrawals	(20)	(10,919)	(34)	(3)
Death benefits	-	(217)	-	-
Transfers between Divisions
(including fixed account), net	92	(2,424)	947	401
Contract charges	-	(35)	-	-
Increase (decrease) in net assets derived from
principal transactions	74	(13,111)	918	400
Total increase (decrease) in net assets	76	(12,172)	948	402
Net assets at December 31, 2005	76	32,550	948	402

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	58	3	2
Total realized gain (loss) on investments
and capital gains distributions	2	1,509	116	37
Net unrealized appreciation (depreciation)
of investments	2	2,141	53	52
Net increase (decrease) in net assets from operations	3	3,708	172	91
Changes from principal transactions:
Premiums	-	324	33	12
Surrenders and withdrawals	(44)	(7,182)	(549)	(113)
Death benefits	-	(163)	-	-
Transfers between Divisions
(including fixed account), net	(3)	(1,921)	1,000	216
Contract charges	-	(28)	(1)	-
Increase (decrease) in net assets derived from
principal transactions	(47)	(8,970)	483	115
Total increase (decrease) in net assets	(44)	(5,262)	655	206
Net assets at December 31, 2006	$32	$27,288	$1,603	$608

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING UBS U.S. Allocation Portfolio - Service Class	ING Van Kampen Equity Growth Portfolio - Institutional Class	ING Van	ING VP Index Plus International Equity Portfolio - Service Class
			Kampen
			Growth and
			Income
			Portfolio -
			Service Class

Net Assets at January 1, 2005	$-	$9,897	$-	$-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(72)	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	161	-	-
Net unrealized appreciation (depreciation)
of investments	-	913	-	-
Net increase (decrease) in net assets from operations	-	1,002	-	-
Changes from principal transactions:
Premiums	1	90	-	-
Surrenders and withdrawals	-	(2,234)	-	-
Death benefits	-	(42)	-	-
Transfers between Divisions
(including fixed account), net	-	(533)	24	-
Contract charges	-	(9)	-	-
Increase (decrease) in net assets derived from
principal transactions	1	(2,729)	24	-
Total increase (decrease) in net assets	1	(1,727)	24	-
Net assets at December 31, 2005	1	8,170	24	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(95)	15	5
Total realized gain (loss) on investments
and capital gains distributions	-	574	419	113
Net unrealized appreciation (depreciation)
of investments	-	(359)	17	345
Net increase (decrease) in net assets from operations	-	120	451	463
Changes from principal transactions:
Premiums	-	26	78	1
Surrenders and withdrawals	-	(1,912)	(1,419)	(806)
Death benefits	-	(45)	-	(14)
Transfers between Divisions
(including fixed account), net	-	(317)	6,475	6,239
Contract charges	-	(7)	(3)	(4)

Increase (decrease) in net assets derived from
principal transactions	-	(2,255)	5,131	5,416
Total increase (decrease) in net assets	-	(2,135)	5,582	5,879
Net assets at December 31, 2006	$1	$6,035	$5,606	$5,879

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING Wells Fargo Small Cap Disciplined Portfolio - Institutional Class	ING American Century Large Company Value Portfolio - Initial Class	ING American Century Small- Mid Cap Value Portfolio - Initial Class	ING Baron Small Cap Growth Portfolio - Initial Class

Net Assets at January 1, 2005	$-	$-	$-	$-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	(1)
Total realized gain (loss) on investments
and capital gains distributions	-	-	11	-
Net unrealized appreciation (depreciation)
of investments	-	-	(8)	4
Net increase (decrease) in net assets from operations	-	-	3	3
Changes from principal transactions:
Premiums	-	1	-	1
Surrenders and withdrawals	-	-	(3)	(7)
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	-	8	117	325
Contract charges	-	-	-	-
Increase (decrease) in net assets derived from
principal transactions	-	9	114	319
Total increase (decrease) in net assets	-	9	117	322
Net assets at December 31, 2005	-	9	117	322

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	(1)	(6)
Total realized gain (loss) on investments
and capital gains distributions	-	2	(2)	20
Net unrealized appreciation (depreciation)
of investments	1	1	15	39
Net increase (decrease) in net assets from operations	1	3	12	53
Changes from principal transactions:
Premiums	-	1	-	9
Surrenders and withdrawals	-	(9)	(30)	(111)
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	19	7	(23)	189
Contract charges	-	-	-	-
Increase (decrease) in net assets derived from
principal transactions	19	(1)	(53)	87
Total increase (decrease) in net assets	20	2	(41)	140
Net assets at December 31, 2006	$20	$11	$76	$462

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

					ING Legg
	ING Columbia		ING		Mason Partners
	Small Cap		Fundamental	ING JPMorgan	Aggressive
	Value II		Research	Mid Cap Value	Growth
	Portfolio -		Portfolio -	Portfolio -	Portfolio -
	Initial Class		Initial Class	Initial Class	Initial Class

Net Assets at January 1, 2005		$-	$-	$-	$-

Increase (decrease) in net assets
Operations:
Net investment income (loss)		-	(2)	1	-
Total realized gain (loss) on investments
and capital gains distributions		-	-	35	-
Net unrealized appreciation (depreciation)
of investments		-	(17)	(24)	1
Net increase (decrease) in net assets from operations		-	(19)	12	1
Changes from principal transactions:
Premiums		-	4	1	-
Surrenders and withdrawals		-	(39)	(63)	(1)
Death benefits		-	-	-	-
Transfers between Divisions
(including fixed account), net		-	1,453	574	19
Contract charges		-	-	-	-
Increase (decrease) in net assets derived from
principal transactions		-	1,418	512	18
Total increase (decrease) in net assets		-	1,399	524	19
Net assets at December 31, 2005		-	1,399	524	19

Increase (decrease) in net assets
Operations:
Net investment income (loss)		-	(14)	(8)	-
Total realized gain (loss) on investments
and capital gains distributions		-	29	9	-
Net unrealized appreciation (depreciation)
of investments		-	112	81	2
Net increase (decrease) in net assets from operations		-	127	82	2
Changes from principal transactions:
Premiums		-	7	8	-
Surrenders and withdrawals		-	(339)	(166)	(1)
Death benefits		-	(2)	-	-
Transfers between Divisions
(including fixed account), net		5	(46)	150	6
Contract charges		-	(1)	-	-
Increase (decrease) in net assets derived from
principal transactions		5	(381)	(8)	5
Total increase (decrease) in net assets		5	(254)	74	7
Net assets at December 31, 2006		$5	$1,145	$598	$26

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING Lord		ING
	Abbett U.S.		Oppenheimer
	Government	ING	Strategic	ING PIMCO
	Securities	Oppenheimer	Income	Total Return
	Portfolio -	Global Portfolio	Portfolio -	Portfolio -
	Initial Class	- Initial Class	Service Class	Initial Class

Net Assets at January 1, 2005	$-	$-	$-	$-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(16)	3	(1)
Total realized gain (loss) on investments
and capital gains distributions	-	729	-	-
Net unrealized appreciation (depreciation)
of investments	-	2,522	(2)	2
Net increase (decrease) in net assets from operations	-	3,235	1	1
Changes from principal transactions:
Premiums	-	121	1	-
Surrenders and withdrawals	-	(3,581)	(4)	(14)
Death benefits	-	(47)	-	-
Transfers between Divisions
(including fixed account), net	-	18,951	202	335
Contract charges	-	(10)	-	-
Increase (decrease) in net assets derived from
principal transactions	-	15,434	199	321
Total increase (decrease) in net assets	-	18,669	200	322
Net assets at December 31, 2005	-	18,669	200	322

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	(221)	(17)	2
Total realized gain (loss) on investments
and capital gains distributions	-	1,196	4	1
Net unrealized appreciation (depreciation)
of investments	-	1,530	104	9
Net increase (decrease) in net assets from operations	5	2,505	91	12
Changes from principal transactions:
Premiums	-	196	5	6
Surrenders and withdrawals	(41)	(4,752)	(287)	(112)
Death benefits	-	(68)	-	-
Transfers between Divisions
(including fixed account), net	169	(841)	2,002	185
Contract charges	-	(15)	(1)	-
Increase (decrease) in net assets derived from
principal transactions	128	(5,480)	1,719	79
Total increase (decrease) in net assets	133	(2,975)	1,810	91
Net assets at December 31, 2006	$133	$15,694	$2,010	$413

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING T. Rowe
	Price		ING Van	ING Van
	Diversified Mid	ING UBS U.S.	Kampen	Kampen Equity
	Cap Growth	Large Cap	Comstock	and Income
	Portfolio -	Equity Portfolio	Portfolio -	Portfolio -
	Initial Class	- Initial Class	Initial Class	Initial Class

Net Assets at January 1, 2005	$-	$-	$-	$-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(136)	(10)	(2)	-
Total realized gain (loss) on investments
and capital gains distributions	573	8	1	-
Net unrealized appreciation (depreciation)
of investments	1,786	136	10	1
Net increase (decrease) in net assets from operations	2,223	134	9	1
Changes from principal transactions:
Premiums	123	7	2	-
Surrenders and withdrawals	(2,357)	(99)	(5)	-
Death benefits	(36)	(18)	-	-
Transfers between Divisions
(including fixed account), net	20,886	2,716	287	39
Contract charges	(8)	-	-	-
Increase (decrease) in net assets derived from
principal transactions	18,608	2,606	284	39
Total increase (decrease) in net assets	20,831	2,740	293	40
Net assets at December 31, 2005	20,831	2,740	293	40

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(243)	(15)	(1)	2
Total realized gain (loss) on investments
and capital gains distributions	1,439	79	31	8
Net unrealized appreciation (depreciation)
of investments	17	230	10	9
Net increase (decrease) in net assets from operations	1,213	294	40	19
Changes from principal transactions:
Premiums	244	21	6	2
Surrenders and withdrawals	(5,386)	(667)	(113)	(8)
Death benefits	(85)	(37)	-	-
Transfers between Divisions
(including fixed account), net	(1,727)	(59)	32	173
Contract charges	(16)	(2)	-	-
Increase (decrease) in net assets derived from
principal transactions	(6,970)	(744)	(75)	167
Total increase (decrease) in net assets	(5,757)	(450)	(35)	186
Net assets at December 31, 2006	$15,074	$2,290	$258	$226

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING VP Strategic Allocation Conservative Portfolio - Class I	ING VP Strategic Allocation Growth Portfolio - Class I	ING VP Strategic Allocation Moderate Portfolio - Class I	ING VP Index Plus LargeCap Portfolio - Class I

Net Assets at January 1, 2005	$-	$-	$-	$-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	1
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	-
Net unrealized appreciation (depreciation)
of investments	-	2	1	3
Net increase (decrease) in net assets from operations	-	2	1	4
Changes from principal transactions:
Premiums	-	-	-	-
Surrenders and withdrawals	-	-	(1)	(18)
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	8	50	30	91
Contract charges	-	-	-	-
Increase (decrease) in net assets derived from
principal transactions	8	50	29	73
Total increase (decrease) in net assets	8	52	30	77
Net assets at December 31, 2005	8	52	30	77

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	(1)
Total realized gain (loss) on investments
and capital gains distributions	-	3	1	2
Net unrealized appreciation (depreciation)
of investments	-	1	3	16
Net increase (decrease) in net assets from operations	-	4	4	17
Changes from principal transactions:
Premiums	-	-	-	1
Surrenders and withdrawals	-	(36)	(1)	(30)
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	7	12	17	241
Contract charges	-	-	-	-
Increase (decrease) in net assets derived from
principal transactions	7	(24)	16	212
Total increase (decrease) in net assets	7	(20)	20	229
Net assets at December 31, 2006	$15	$32	$50	$306

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

	ING VP Index	ING VP Index	ING VP Value	ING VP High
	Plus MidCap	Plus SmallCap	Opportunity	Yield Bond
	Portfolio - Class	Portfolio - Class	Portfolio - Class	Portfolio - Class
	I	I	I	I

Net Assets at January 1, 2005	$ -	$ -	$ -	$ 2,316

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(2)	(1)	103
Total realized gain (loss) on investments
and capital gains distributions	1	1	-	(14)
Net unrealized appreciation (depreciation)
of investments	27	5	(3)	(89)

Net increase (decrease) in net assets from operations	25	4	(4)	-
Changes from principal transactions:
Premiums	1	2	-	31
Surrenders and withdrawals	(98)	(85)	(2)	(468)
Death benefits	-	-	-	(26)
Transfers between Divisions
(including fixed account), net	1,375	1,236	644	(52)
Contract charges	-	-	-	(1)

Increase (decrease) in net assets derived from
principal transactions	1,278	1,153	642	(516)

Total increase (decrease) in net assets	1,303	1,157	638	(516)

Net assets at December 31, 2005	1,303	1,157	638	1,800

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(12)	(14)	1	402
Total realized gain (loss) on investments
and capital gains distributions	131	112	8	(53)
Net unrealized appreciation (depreciation)
of investments	(14)	44	56	204
Net increase (decrease) in net assets from operations	105	142	65	553
Changes from principal transactions:
Premiums	9	15	1	66
Surrenders and withdrawals	(791)	(732)	(85)	(1,974)
Death benefits	-	-	-	(102)
Transfers between Divisions
(including fixed account), net	765	646	(177)	8,416
Contract charges	(1)	(1)	-	(5)

Increase (decrease) in net assets derived from
principal transactions	(18)	(72)	(261)	6,401
Total increase (decrease) in net assets	87	70	(196)	6,954
Net assets at December 31, 2006	$ 1,390	$ 1,227	$ 442	$ 8,754

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

		ING VP		ING VP
	ING VP	MidCap		SmallCap
	International	Opportunities	ING VP Real	Opportunities
	Value Portfolio	Portfolio - Class	Estate Portfolio	Portfolio - Class
	- Class I	I	- Class S	I

Net Assets at January 1, 2005	$ 10,505	$ 8,744	$ -	$ 7,935

Increase (decrease) in net assets
Operations:
Net investment income (loss)	117	(106)	3	(95)
Total realized gain (loss) on investments
and capital gains distributions	942	159	-	(1,899)
Net unrealized appreciation (depreciation)
of investments	(481)	533	8	2,433
Net increase (decrease) in net assets from operations	578	586	11	439
Changes from principal transactions:
Premiums	104	74	2	79
Surrenders and withdrawals	(3,085)	(1,715)	(6)	(1,294)
Death benefits	(88)	(83)	-	(31)
Transfers between Divisions
(including fixed account), net	(425)	(383)	297	(786)
Contract charges	(6)	(8)	-	(6)

Increase (decrease) in net assets derived from
principal transactions	(3,500)	(2,115)	293	(2,038)

Total increase (decrease) in net assets	(2,922)	(1,529)	304	(1,599)

Net assets at December 31, 2005	7,583	7,215	304	6,336

Increase (decrease) in net assets
Operations:
Net investment income (loss)	66	(92)	4	(81)
Total realized gain (loss) on investments
and capital gains distributions	989	379	122	(1,043)
Net unrealized appreciation (depreciation)
of investments	576	133	44	1,744
Net increase (decrease) in net assets from operations	1,631	420	170	620
Changes from principal transactions:
Premiums	34	49	9	79
Surrenders and withdrawals	(2,398)	(1,460)	(59)	(1,480)
Death benefits	(16)	(6)	-	(32)
Transfers between Divisions
(including fixed account), net	(1,009)	(425)	670	(267)
Contract charges	(5)	(6)	-	(5)

Increase (decrease) in net assets derived from
principal transactions	(3,394)	(1,848)	620	(1,705)

Total increase (decrease) in net assets	(1,763)	(1,428)	790	(1,085)

Net assets at December 31, 2006	$ 5,820	$ 5,787	$ 1,094	$ 5,251

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

				Neuberger
			Neuberger	Berman AMT
	ING VP	ING VP	Berman AMT	Limited
	Balanced	Intermediate	Growth	Maturity Bond
	Portfolio - Class	Bond Portfolio -	Portfolio® -	Portfolio® -
	I	Class I	Class I	Class I

Net Assets at January 1, 2005	$ -	$ -	$ -	$ 9,095

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	10	-	86
Total realized gain (loss) on investments
and capital gains distributions	-	1	-	(173)
Net unrealized appreciation (depreciation)
of investments	-	(9)	-	86
Net increase (decrease) in net assets from operations	-	2	-	(1)
Changes from principal transactions:
Premiums	-	-	-	84
Surrenders and withdrawals	-	(492)	-	(2,674)
Death benefits	-	-	-	(54)
Transfers between Divisions
(including fixed account), net	-	796	2	(388)
Contract charges	-	-	-	(5)

Increase (decrease) in net assets derived from
principal transactions	-	304	2	(3,037)

Total increase (decrease) in net assets	-	306	2	(3,038)

Net assets at December 31, 2005	-	306	2	6,057

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(104)	19	1	(25)
Total realized gain (loss) on investments
and capital gains distributions	(4)	(2)	1	(273)
Net unrealized appreciation (depreciation)
of investments	633	(1)	-	318
Net increase (decrease) in net assets from operations	525	16	2	20
Changes from principal transactions:
Premiums	8	12	-	22
Surrenders and withdrawals	(1,474)	(135)	(6)	(728)
Death benefits	(25)	-	-	-
Transfers between Divisions
(including fixed account), net	12,282	448	3	(5,370)
Contract charges	(6)	-	-	(1)

Increase (decrease) in net assets derived from
principal transactions	10,785	325	(3)	(6,077)

Total increase (decrease) in net assets	11,310	341	(2)	(6,057)

Net assets at December 31, 2006	$ 11,310	$ 647	$ -	$ -

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	Neuberger Berman AMT Socially Responsive Portfolio® - Class I	Premier VIT OpCap Managed Portfolio	Putnam VT Diversified Income Fund - Class IA Shares

Net Assets at January 1, 2005	$653	$10,420	$2,322

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9)	(3)	136
Total realized gain (loss) on investments
and capital gains distributions	70	427	(97)
Net unrealized appreciation (depreciation)
of investments	(24)	(96)	(2)
Net increase (decrease) in net assets from operations	37	328	37
Changes from principal transactions:
Premiums	11	155	-
Surrenders and withdrawals	(80)	(2,776)	(528)
Death benefits	-	(90)	(12)
Transfers between Divisions
(including fixed account), net	-	(805)	(39)
Contract charges	(1)	(6)	(2)
Increase (decrease) in net assets derived from
principal transactions	(70)	(3,522)	(581)
Total increase (decrease) in net assets	(33)	(3,194)	(544)
Net assets at December 31, 2005	620	7,226	1,778

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	88	88
Total realized gain (loss) on investments
and capital gains distributions	75	1,099	(86)
Net unrealized appreciation (depreciation)
of investments	(10)	(937)	-
Net increase (decrease) in net assets from operations	59	250	2
Changes from principal transactions:
Premiums	10	39	-
Surrenders and withdrawals	(92)	(556)	(137)
Death benefits	(1)	(41)	(3)
Transfers between Divisions
(including fixed account), net	(77)	(6,916)	(1,640)
Contract charges	-	(2)	-
Increase (decrease) in net assets derived from
principal transactions	(160)	(7,476)	(1,780)
Total increase (decrease) in net assets	(101)	(7,226)	(1,778)
Net assets at December 31, 2006	$519	$-	$-

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Notes to Financial Statements

1. Organization

ReliaStar Life Insurance Company ReliaStar Select Variable Account (the “Account”) was established by ReliaStar Life Insurance Company (“ReliaStar Life” or “the Company”) to support the operations of variable annuity contracts (“Contracts”). ReliaStar Life is an indirect wholly owned subsidiary of ING America Insurance Holdings, Inc. (“ING AIH”), an insurance holding company domiciled in the State of Delaware. ING AIH is an indirect wholly owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. ReliaStar Life provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the contractowners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ReliaStar Life may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ReliaStar Life. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ReliaStar Life.

At December 31, 2006, the Account had, under Select*Annuity II and Select*Annuity III Contracts, 74 investment divisions (the “Divisions”), 9 of which invest in independently managed mutual funds and 65 of which invest in mutual funds managed by affiliates, either ING Investments, LLC or Directed Services, LLC. The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (the “Trusts”). Investment Divisions with asset balances at December 31, 2006 and related Trusts are as follows:

American Funds Insurance Series:	ING Investors Trust (continued):
American Funds Insurance Series® Growth	ING BlackRock Large Cap Value
Fund - Class 2*	Portfolio - Institutional Class
American Funds Insurance Series® Growth Income	ING Evergreen Health Sciences
Fund - Class 2*	Portfolio - Institutional Class**
American Funds Insurance Series® International	ING Evergreen Omega Portfolio - Institutional Class*
Fund - Class 2*	ING FMRSM Diversified Mid Cap
Fidelity® Variable Insurance Products:	Portfolio - Institutional Class**
Fidelity® VIP Equity-Income Portfolio - Initial Class	ING FMRSM Large Cap Growth
Fidelity® VIP Money Market Portfolio - Initial Class	Portfolio - Institutional Class*
Fidelity® Variable Insurance Products II:	ING FMRSM Mid Cap Growth
Fidelity® VIP Contrafund® Portfolio - Initial Class	Portfolio - Institutional Class*
Fidelity® VIP Index 500 Portfolio - Initial Class	ING Global Resources Portfolio - Institutional Class*
Fidelity® VIP Investment Grade Bond	ING JPMorgan Emerging Markets Equity
Portfolio - Initial Class	Portfolio - Institutional Class**
ING Investors Trust:	ING JPMorgan Small Cap Core Equity
ING AllianceBernstein Mid Cap Growth	Portfolio - Institutional Class
Portfolio - Institutional Class*	ING JPMorgan Value Opportunities
ING BlackRock Large Cap Growth	Portfolio - Institutional Class*
Portfolio - Institutional Class**

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Notes to Financial Statements

ING Investors Trust (continued):	ING Partners, Inc. (continued):
ING Julius Baer Foreign	ING Fundamental Research Portfolio - Initial Class*
Portfolio - Institutional Class*	ING JPMorgan Mid Cap Value
ING Legg Mason Value Portfolio - Institutional Class*	Portfolio - Initial Class*
ING LifeStyle Aggressive Growth	ING Legg Mason Partners Aggressive Growth
Portfolio - Institutional Class**	Portfolio - Initial Class*
ING LifeStyle Growth Portfolio - Institutional Class**	ING Lord Abbett U.S. Government Securities
ING LifeStyle Moderate Growth	Portfolio - Initial Class**
Portfolio - Institutional Class**	ING Oppenheimer Global Portfolio - Initial Class*
ING LifeStyle Moderate	ING Oppenheimer Strategic Income
Portfolio - Institutional Class**	Portfolio - Service Class*
ING Limited Maturity Bond Portfolio - Service Class*	ING PIMCO Total Return Portfolio - Initial Class*
ING Liquid Assets Portfolio - Institutional Class	ING T. Rowe Price Diversified Mid Cap Growth
ING Lord Abbett Affiliated	Portfolio - Initial Class*
Portfolio - Institutional Class*	ING UBS U.S. Large Cap Equity
ING Marsico Growth Portfolio - Institutional Class*	Portfolio - Initial Class*
ING Marsico International Opportunities Portfolio -	ING Van Kampen Comstock Portfolio - Initial Class*
Institutional Class*	ING Van Kampen Equity and Income
ING MFS Total Return Portfolio - Institutional Class*	Portfolio - Initial Class*
ING MFS Utilities Portfolio - Institutional Class*	ING Strategic Allocation Portfolios, Inc.:
ING Oppenheimer Main Street	ING VP Strategic Allocation Conservative
Portfolio® - Institutional Class*	Portfolio - Class I*
ING Pioneer Fund Portfolio - Institutional Class**	ING VP Strategic Allocation Growth
ING Pioneer Mid Cap Value	Portfolio - Class I*
Portfolio - Institutional Class*	ING VP Strategic Allocation Moderate
ING Stock Index Portfolio - Institutional Class	Portfolio - Class I*
ING T. Rowe Price Capital Appreciation	ING Variable Portfolios, Inc.:
Portfolio - Institutional Class*	ING VP Index Plus LargeCap Portfolio - Class I*
ING T. Rowe Price Equity Income	ING VP Index Plus MidCap Portfolio - Class I*
Portfolio - Institutional Class*	ING VP Index Plus SmallCap Portfolio - Class I*
ING UBS U.S. Allocation Portfolio - Service Class*	ING VP Value Opportunity Portfolio - Class I*
ING Van Kampen Equity Growth	ING Variable Products Trust:
Portfolio - Institutional Class	ING VP High Yield Bond Portfolio - Class I
ING Van Kampen Growth and Income	ING VP International Value Portfolio - Class I
Portfolio - Service Class*	ING VP MidCap Opportunities Portfolio - Class I
ING VP Index Plus International Equity	ING VP Real Estate Portfolio - Class S*
Portfolio - Service Class**	ING VP SmallCap Opportunities Portfolio - Class I
ING Wells Fargo Small Cap Disciplined	ING VP Balanced Portfolio, Inc.:
Portfolio - Institutional Class**	ING VP Balanced Portfolio - Class I**
ING Partners, Inc.:	ING VP Intermediate Bond Portfolio:
ING American Century Large Company Value	ING VP Intermediate Bond Portfolio - Class I*
Portfolio - Initial Class*	Neuberger Berman Advisers Management Trust:
ING American Century Small-Mid Cap Value	Neuberger Berman AMT Socially Responsive
Portfolio - Initial Class*	Portfolio® - Class I
ING Baron Small Cap Growth Portfolio - Initial Class*
ING Columbia Small Cap Value II	* Division became available in 2005
Portfolio - Initial Class**	** Division became available in 2006

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Notes to Financial Statements

The names of certain Divisions and Trusts were changed during 2006. The following is a summary of current and former names for those Divisions and Trusts:

Current Name	Former Name

ING Investors Trust:	ING Investors Trust:
ING BlackRock Large Cap Growth	ING Mercury Large Cap Growth
Portfolio - Institutional Class	Portfolio - Institutional Class
ING BlackRock Large Cap Growth	ING Mercury Large Cap Growth Portfolio - Service Class
Portfolio - Service Class
ING BlackRock Large Cap Value	ING Mercury Large Cap Value
Portfolio - Institutional Class	Portfolio - Institutional Class
ING FMRSM Large Cap Growth	ING FMRSM Earnings Growth
Portfolio - Institutional Class	Portfolio - Institutional Class
ING FMRSM Mid Cap Growth	ING MFS Mid Cap Growth Portfolio - Institutional Class
Portfolio - Institutional Class
ING JPMorgan Small Cap Core Equity	ING JPMorgan Small Cap Equity
Portfolio - Institutional Class	Portfolio - Institutional Class
ING Partners, Inc.:	ING Partners, Inc.:
ING American Century Small-Mid Cap Value	ING American Century Small Cap Value
Portfolio - Initial Class	Portfolio - Initial Class
ING Legg Mason Partners Aggressive Growth	ING Salomon Brothers Aggressive Growth
Portfolio - Initial Class	Portfolio - Initial Class
ING Strategic Allocation Portfolios, Inc.:	ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative	ING VP Strategic Allocation Income Portfolio - Class I
Portfolio - Class I
ING VP Strategic Allocation Moderate	ING VP Strategic Allocation Balanced Portfolio - Class I
Portfolio - Class I

During 2006, the following Divisions were closed to contractowners:

AIM Variable Insurance Funds:
AIM V.I. Demographic Trends Fund - Series I Shares
Fidelity® Variable Insurance Products:
Fidelity® VIP Growth Portfolio - Initial Class
Fidelity® VIP High Income Portfolio - Initial Class
Fidelity® VIP Overseas Portfolio - Initial Class
Fidelity® Variable Insurance Products II:
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class
ING Investors Trust:
ING BlackRock Large Cap Growth Portfolio - Service Class
ING Evergreen Health Sciences Portfolio - Service Class
ING FMRSM Diversified Mid Cap Portfolio - Service Class
ING Pioneer Fund Portfolio - Service Class
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Growth Portfolio® - Class I
Neuberger Berman AMT Limited Maturity Bond Portfolio® - Class I
Premier VIT:
Premier VIT OpCap Managed Portfolio
Putnam Variable Trust:
Putnam VT Diversified Income Fund - Class IA Shares

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Notes to Financial Statements

The following Divisions were offered to contractowners during 2006, but had no activity as of December 31, 2006:

ING Investors Trust:
ING MarketPro Portfolio - Class I
ING MarketStyle Growth Portfolio - Class I
ING MarketStyle Moderate Growth Portfolio - Class I
ING MarketStyle Moderate Portfolio - Class I
ING Partners, Inc.:
ING American Century Select Portfolio - Initial Class
ING Neuberger Berman Partners Portfolio - Initial Class
ING Neuberger Berman Regency Portfolio - Initial Class

2. Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined on the specific identification basis. The difference between cost and current market value owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of ReliaStar Life, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the contractowners are excluded in the determination of the federal income tax liability of ReliaStar Life.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Notes to Financial Statements

Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves of the Account are represented by net assets on the Statements of Assets and Liabilities and are equal to the aggregate account values of the contractowners invested in the Account Divisions. To the extent that benefits to be paid to the contractowners exceed their account values, ReliaStar Life will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ReliaStar Life.

Changes from Principal Transactions

Included in Changes from Principal Transactions on the Statements of Changes in Net Assets are items which relate to contractowner activity, including deposits, surrenders and withdrawals, benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) ReliaStar Life related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ReliaStar Life). Any net unsettled transactions as of the reporting date are included in Payable to related parties on the Statements of Assets and Liabilities.

3. Charges and Fees

Under the terms of the Contracts, certain charges are allocated to the Contracts to cover ReliaStar Life expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

Mortality and Expense Risk Charges

ReliaStar Life assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge. Daily charges are deducted at annual rates of 1.30% for Select*Annuity II Contracts and 1.25% for Select*Annuity III Contracts of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts.

Asset Based Administrative Charges

A daily charge to cover administrative expenses of the Account is deducted at an annual rate of up to 0.15% of the assets attributable to Select*Annuity III Contracts.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Notes to Financial Statements

Contract Maintenance Charges

An annual Contract maintenance fee of $30 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contracts.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 6.00% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken as specified in the Contract.

Transfer Charges

A transfer charge of up to $25 my be imposed on each transfer between Divisions in excess of twenty-four in any one calendar year.

Premium Taxes

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of deduction depends on the contractowner’s state of residence.

4. Related Party Transactions

During the year ended December 31, 2006, management and service fees were paid indirectly to Directed Services, Inc. (“DSI”), an affiliate of the Company, in its capacity as investment manager to ING Investors Trust. The Fund’s advisory agreement provided for fees at annual rates ranging from 0.14% to 1.25% of the average net assets of each respective Portfolio.

Management fees were also paid indirectly to ING Investments, LLC, an affiliate of the Company, in its capacity as investment adviser to ING Strategic Allocation Portfolios, Inc., ING Variable Portfolios, Inc., ING Variable Products Trust, ING VP Balanced Portfolio, Inc., and ING VP Intermediate Bond Portfolio. The annual fee rate ranged from 0.35% to 1.00% of the average net assets of each respective Fund.

In addition, management fees were paid to ING Life Insurance and Annuity Company (“ILIAC”), an affiliate of the Company, in its capacity as investment adviser to ING Partners, Inc. The annual fee rate ranged from 0.47% to 1.00% of the average net assets of each respective Fund.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Notes to Financial Statements

On November 9, 2006, the Board of Trustees of ING Partners, Inc. and ING Investors Trust approved a consolidation of the Advisory functions for all of the Portfolios. Effective December 31, 2006 DSI was reorganized into a limited liability corporation, renamed to Directed Services, LLC (“DSL”) and transferred so that it became a wholly owned subsidiary of ILIAC. The functions of DSI and ILIAC were consolidated into DSL effective December 31, 2006. DSL is a dually registered investment adviser and broker-dealer. DSI’s current advisory contracts will remain within the newly organized DSL, and ILIAC’s advisory contracts will be assumed by DSL.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Notes to Financial Statements

5. Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments follow:

	Year Ending December 31
	2006		2005

	Purchases	Sales	Purchases	Sales

	(Dollars in thousands)
AIM Variable Insurance Funds:
AIM V.I. Demographic Trends Fund - Series I Shares	$ 6	$ 685	$ 51	$ 296
American Funds Insurance Series:
American Funds Insurance Series® Growth Fund - Class 2	1,302	1,225	2,863	400
American Funds Insurance Series® Growth Income Fund - Class 2	832	835	1,799	72
American Funds Insurance Series® International Fund - Class 2	1,482	1,206	1,614	102
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	8,824	16,684	3,780	18,202
Fidelity® VIP Growth Portfolio - Initial Class	231	47,127	452	15,336
Fidelity® VIP High Income Portfolio - Initial Class	75	9,484	1,824	3,729
Fidelity® VIP Money Market Portfolio - Initial Class	4	6	3	15
Fidelity® VIP Overseas Portfolio - Initial Class	137	6,840	85	1,610
Fidelity® Variable Insurance Products II:
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	348	13,663	423	3,279
Fidelity® VIP Contrafund® Portfolio - Initial Class	3,860	12,717	1,474	11,866
Fidelity® VIP Index 500 Portfolio - Initial Class	-	-	7	6
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	669	5,651	1,824	7,983
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth
Portfolio - Institutional Class	297	141	17	1
ING BlackRock Large Cap Growth Portfolio - Institutional Class	58	3	-	-
ING BlackRock Large Cap Growth Portfolio - Service Class	12	50	39	3
ING BlackRock Large Cap Value Portfolio - Institutional Class	175	1,409	141	1,972
ING Evergreen Health Sciences Portfolio - Institutional Class	218	109	-	-
ING Evergreen Health Sciences Portfolio - Service Class	16	70	50	-
ING Evergreen Omega Portfolio - Institutional Class	17	9,305	35,486	3,062
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	260	106	-	-
ING FMRSM Diversified Mid Cap Portfolio - Service Class	65	89	19	-
ING FMRSM Large Cap Growth Portfolio - Institutional Class	43,998	12,042	15,846	2,618
ING FMRSM Mid Cap Growth Portfolio - Institutional Class	-	78	123	50
ING Global Resources Portfolio - Institutional Class	1,729	1,056	749	43
ING JPMorgan Emerging Markets Equity
Portfolio - Institutional Class	365	36	-	-
ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class	347	4,031	9,675	3,166
ING JPMorgan Value Opportunities Portfolio - Institutional Class	384	5,259	19,753	1,527
ING Julius Baer Foreign Portfolio - Institutional Class	571	385	445	11
ING Legg Mason Value Portfolio - Institutional Class	132	76	81	-
ING LifeStyle Aggressive Growth Portfolio - Institutional Class	123	2	-	-

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Notes to Financial Statements

	Year Ending December 31
	2006		2005

	Purchases	Sales	Purchases	Sales

	(Dollars in thousands)
ING Investors Trust (continued):
ING LifeStyle Growth Portfolio - Institutional Class	$ 48	$ 8	$ -	$ -
ING LifeStyle Moderate Growth Portfolio - Institutional Class	508	121	-	-
ING LifeStyle Moderate Portfolio - Institutional Class	429	70	-	-
ING Limited Maturity Bond Portfolio - Service Class	5,650	1,461	120	1
ING Liquid Assets Portfolio - Institutional Class	6,760	8,323	4,119	8,423
ING Lord Abbett Affiliated Portfolio - Institutional Class	2	3	32	17
ING Marsico Growth Portfolio - Institutional Class	112	26	162	54
ING Marsico International Opportunities
Portfolio - Institutional Class	383	3,639	9,658	1,482
ING MFS Total Return Portfolio - Institutional Class	61	98	222	1
ING MFS Utilities Portfolio - Institutional Class	543	557	2,770	167
ING Oppenheimer Main Street Portfolio® - Institutional Class	104	63	26	-
ING Pioneer Fund Portfolio - Institutional Class	101	3	-	-
ING Pioneer Fund Portfolio - Service Class	-	4	3	-
ING Pioneer Mid Cap Value Portfolio - Institutional Class	11	58	110	38
ING Stock Index Portfolio - Institutional Class	917	9,605	210	13,841
ING T. Rowe Price Capital Appreciation
Portfolio - Institutional Class	1,147	573	947	29
ING T. Rowe Price Equity Income Portfolio - Institutional Class	287	145	403	4
ING UBS U.S. Allocation Portfolio - Service Class	4	4	1	-
ING Van Kampen Equity Growth Portfolio - Institutional Class	266	2,387	163	2,963
ING Van Kampen Growth and Income Portfolio - Service Class	7,218	1,556	25	-
ING VP Index Plus International Equity Portfolio - Service Class	6,526	978	-	-
ING Wells Fargo Small Cap Disciplined
Portfolio - Institutional Class	19	-	-	-
ING Partners, Inc.:
ING American Century Large Company Value
Portfolio - Initial Class	11	9	9	-
ING American Century Small-Mid Cap Value
Portfolio - Initial Class	25	80	127	2
ING Baron Small Cap Growth Portfolio - Initial Class	265	179	331	13
ING Columbia Small Cap Value II Portfolio - Initial Class	5	-	-	-
ING Fundamental Research Portfolio - Initial Class	27	402	1,455	40
ING JPMorgan Mid Cap Value Portfolio - Initial Class	277	290	607	60
ING Legg Mason Partners Aggressive Growth
Portfolio - Initial Class	6	1	19	1
ING Lord Abbett U.S. Government Securities
Portfolio - Initial Class	134	1	-	-
ING Oppenheimer Global Portfolio - Initial Class	209	5,885	19,927	4,187
ING Oppenheimer Strategic Income Portfolio - Service Class	1,988	285	221	19
ING PIMCO Total Return Portfolio - Initial Class	220	139	330	9
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class	417	7,273	23,002	4,354
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	94	852	2,907	311
ING Van Kampen Comstock Portfolio - Initial Class	164	227	292	8
ING Van Kampen Equity and Income Portfolio - Initial Class	189	13	40	-

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Notes to Financial Statements

	Year Ending December 31
	2006		2005

	Purchases	Sales	Purchases	Sales

	(Dollars in thousands)
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative Portfolio - Class I	$ 6	$ -	$ 8	$ -
ING VP Strategic Allocation Growth Portfolio - Class I	15	37	50	-
ING VP Strategic Allocation Moderate Portfolio - Class I	21	3	30	1
ING Variable Portfolios, Inc.:
ING VP Index Plus LargeCap Portfolio - Class I	247	35	118	44
ING VP Index Plus MidCap Portfolio - Class I	895	818	1,349	72
ING VP Index Plus SmallCap Portfolio - Class I	712	732	1,174	23
ING VP Value Opportunity Portfolio - Class I	9	269	643	3
ING Variable Products Trust:
ING VP High Yield Bond Portfolio - Class I	10,065	3,399	340	751
ING VP International Value Portfolio - Class I	474	3,503	1,556	4,293
ING VP MidCap Opportunities Portfolio - Class I	44	1,985	136	2,357
ING VP Real Estate Portfolio - Class S	1,101	466	297	1
ING VP SmallCap Opportunities Portfolio - Class I	88	1,875	201	2,333
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class I	12,413	1,730	-	-
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I	527	183	813	499
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Growth Portfolio® - Class I	69	72	1	-
Neuberger Berman AMT Limited Maturity Bond Portfolio® - Class I	34	6,135	590	3,540
Neuberger Berman AMT Socially Responsive Portfolio® - Class I	41	200	134	211
Premier VIT:
Premier VIT OpCap Managed Portfolio	858	7,512	617	3,819
Putnam Variable Trust:
Putnam VT Diversified Income Fund - Class IA Shares	96	1,789	164	608

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Notes to Financial Statements

6. Changes in Units

The net changes in units outstanding follow:

			Year Ending December 31
		2006			2005

			Net Units			Net Units
	Units	Units	Issued	Units	Units	Issued
	Issued	Redeemed	(Redeemed)	Issued	Redeemed	(Redeemed)

AIM Variable Insurance Funds:
AIM V.I. Demographic Trends Fund - Series I Shares	17,017	136,295	(119,278)	17,017	64,524	(47,507)
American Funds Insurance Series:
American Funds Insurance Series® Growth Fund - Class 2	261,862	255,182	6,680	261,862	47,083	214,779
American Funds Insurance Series® Growth Income Fund - Class 2	181,925	184,335	(2,410)	181,925	23,469	158,456
American Funds Insurance Series® International Fund - Class 2	147,749	126,203	21,546	147,749	16,440	131,309
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	199,576	635,524	(435,948)	81,405	635,057	(553,652)
Fidelity® VIP Growth Portfolio - Initial Class	42,636	1,413,377	(1,370,741)	42,799	543,891	(501,092)
Fidelity® VIP High Income Portfolio - Initial Class	46,426	598,218	(551,792)	46,426	255,079	(208,653)
Fidelity® VIP Money Market Portfolio - Initial Class	389	728	(339)	456	456	-
Fidelity® VIP Overseas Portfolio - Initial Class	920	259,113	(258,193)	920	74,766	(73,846)
Fidelity® Variable Insurance Products II:
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	3,212	607,021	(603,809)	3,242	159,355	(156,113)
Fidelity® VIP Contrafund® Portfolio - Initial Class	185,119	527,447	(342,328)	185,147	502,960	(317,813)
Fidelity® VIP Index 500 Portfolio - Initial Class	1,196	1,196	-	1,196	1,105	91
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	198,697	499,223	(300,526)	92,655	499,604	(406,949)
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Institutional Class	20,158	10,629	9,529	1,450	52	1,398
ING BlackRock Large Cap Growth Portfolio - Institutional Class	4,557	246	4,311	-	-	-
ING BlackRock Large Cap Growth Portfolio - Service Class	-	3,218	(3,218)	3,524	306	3,218
ING BlackRock Large Cap Value Portfolio - Institutional Class	75,454	182,732	(107,278)	22,144	182,660	(160,516)
ING Evergreen Health Sciences Portfolio - Institutional Class	18,919	9,170	9,749	-	-	-
ING Evergreen Health Sciences Portfolio - Service Class	-	4,654	(4,654)	4,656	2	4,654
ING Evergreen Omega Portfolio - Institutional Class	3,205,779	3,985,572	(779,793)	3,206,010	274,394	2,931,616

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Notes to Financial Statements

			Year Ending December 31
		2006			2005

			Net Units			Net Units
	Units	Units	Issued	Units	Units	Issued
	Issued	Redeemed	(Redeemed)	Issued	Redeemed	(Redeemed)

ING Investors Trust (continued):
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	24,409	11,488	12,921	-	-	-
ING FMRSM Diversified Mid Cap Portfolio - Service Class	1,893	3,786	(1,893)	1,893	-	1,893
ING FMRSM Large Cap Growth Portfolio - Institutional Class	3,206,691	260,604	2,946,087	1,545,912	255,387	1,290,525
ING FMRSM Mid Cap Growth Portfolio - Institutional Class	11,339	18,065	(6,726)	11,339	4,481	6,858
ING Global Resources Portfolio - Institutional Class	99,551	71,950	27,601	61,592	3,172	58,420
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	37,606	4,033	33,573	-	-	-
ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class	794,854	1,081,579	(286,725)	794,854	278,285	516,569
ING JPMorgan Value Opportunities Portfolio - Institutional Class	1,902,740	2,340,584	(437,844)	1,904,170	154,244	1,749,926
ING Julius Baer Foreign Portfolio - Institutional Class	38,638	23,660	14,978	38,638	1,637	37,001
ING Legg Mason Value Portfolio - Institutional Class	7,480	2,335	5,145	7,480	2	7,478
ING LifeStyle Aggressive Growth Portfolio - Institutional Class	9,279	75	9,204	-	-	-
ING LifeStyle Growth Portfolio - Institutional Class	3,849	612	3,237	-	-	-
ING LifeStyle Moderate Growth Portfolio - Institutional Class	41,946	9,464	32,482	-	-	-
ING LifeStyle Moderate Portfolio - Institutional Class	35,944	5,551	30,393	-	-	-
ING Limited Maturity Bond Portfolio - Service Class	403,760	72	403,688	11,951	20	11,931
ING Liquid Assets Portfolio - Institutional Class	784,464	979,622	(195,158)	526,145	979,078	(452,933)
ING Lord Abbett Affiliated Portfolio - Institutional Class	-	208	(208)	2,927	1,547	1,380
ING Marsico Growth Portfolio - Institutional Class	15,184	7,535	7,649	15,184	5,201	9,983
ING Marsico International Opportunities Portfolio - Institutional Class	856,994	1,094,038	(237,044)	856,994	133,646	723,348
ING MFS Total Return Portfolio - Institutional Class	20,966	25,350	(4,384)	20,966	3	20,963
ING MFS Utilities Portfolio - Institutional Class	269,016	269,506	(490)	270,118	18,901	251,217
ING Oppenheimer Main Street Portfolio® - Institutional Class	3,331	-	3,331	2,490	-	-
ING Pioneer Fund Portfolio - Institutional Class	8,522	242	8,280	-	-	-
ING Pioneer Fund Portfolio - Service Class	-	322	(322)	323	1	322
ING Pioneer Mid Cap Value Portfolio - Institutional Class	930	5,204	(4,274)	10,452	3,533	6,919
ING Stock Index Portfolio - Institutional Class	542,322	1,305,199	(762,877)	101,357	1,302,980	(1,201,623)
ING T. Rowe Price Capital Appreciation Portfolio - Institutional Class	93,046	50,859	42,187	89,674	3,741	85,933
ING T. Rowe Price Equity Income Portfolio - Institutional Class	37,920	27,263	10,657	37,920	321	37,599

 RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

			Year Ending December 31
		2006			2005

			Net Units			Net Units
	Units	Units	Issued	Units	Units	Issued
	Issued	Redeemed	(Redeemed)	Issued	Redeemed	(Redeemed)

ING Investors Trust (continued):
ING UBS U.S. Allocation Portfolio - Service Class	62	63	(1)	62	-	62
ING Van Kampen Equity Growth Portfolio - Institutional Class	95,052	285,406	(190,354)	29,544	285,895	(256,351)
ING Van Kampen Growth and Income Portfolio - Service Class	438,133	56	438,077	2,191	1	2,190
ING VP Index Plus International Equity Portfolio - Service Class	459,495	32	459,463	-	-	-
ING Wells Fargo Small Cap Disciplined Portfolio - Institutional Class	1,904	1	1,903	-	-	-
ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Initial Class	821	733	88	821	-	821
ING American Century Small-Mid Cap Value Portfolio - Initial Class	10,542	15,011	(4,469)	10,542	238	10,304
ING Baron Small Cap Growth Portfolio - Initial Class	30,480	22,960	7,520	30,480	1,290	29,190
ING Columbia Small Cap Value II Portfolio - Initial Class	486	28	458	-	-	-
ING Fundamental Research Portfolio - Initial Class	130,156	163,381	(33,225)	130,156	3,483	126,673
ING JPMorgan Mid Cap Value Portfolio - Initial Class	55,026	55,528	(502)	55,026	7,167	47,859
ING Legg Mason Partners Aggressive Growth Portfolio - Initial Class	1,633	1,206	427	1,633	50	1,583
ING Lord Abbett U.S. Government Securities Portfolio - Initial Class	12,787	-	12,787	-	-	-
ING Oppenheimer Global Portfolio - Initial Class	1,965,027	2,396,839	(431,812)	1,965,040	406,725	1,558,315
ING Oppenheimer Strategic Income Portfolio - Service Class	168,929	2,138	166,791	21,968	2,195	19,773
ING PIMCO Total Return Portfolio - Initial Class	33,336	25,435	7,901	33,336	1,386	31,950
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	2,185,753	2,769,553	(583,800)	2,185,753	403,883	1,781,870
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	274,174	337,487	(63,313)	274,174	30,411	243,763
ING Van Kampen Comstock Portfolio - Initial Class	28,297	34,723	(6,426)	28,297	672	27,625
ING Van Kampen Equity and Income Portfolio - Initial Class	14,972	3	14,969	3,720	2	3,718
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative Portfolio - Class I	807	309	498	807	-	807
ING VP Strategic Allocation Growth Portfolio - Class I	4,741	6,832	(2,091)	4,741	1	4,740
ING VP Strategic Allocation Moderate Portfolio - Class I	2,864	1,366	1,498	2,864	89	2,775

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Notes to Financial Statements

			Year Ending December 31
		2006			2005

			Net Units			Net Units
	Units	Units	Issued	Units	Units	Issued
	Issued	Redeemed	(Redeemed)	Issued	Redeemed	(Redeemed)

ING Variable Portfolios, Inc.:
ING VP Index Plus LargeCap Portfolio - Class I	22,169	4,520	17,649	11,508	4,518	6,990
ING VP Index Plus MidCap Portfolio - Class I	125,333	126,648	(1,315)	125,333	12,978	112,355
ING VP Index Plus SmallCap Portfolio - Class I	107,954	113,454	(5,500)	107,954	7,474	100,480
ING VP Value Opportunity Portfolio - Class I	64,507	89,870	(25,363)	64,507	232	64,275
ING Variable Products Trust:
ING VP High Yield Bond Portfolio - Class I	706,425	81,008	625,417	29,413	81,015	(51,602)
ING VP International Value Portfolio - Class I	99,139	247,434	(148,295)	63,256	247,566	(184,310)
ING VP MidCap Opportunities Portfolio - Class I	111,112	360,964	(249,852)	43,630	361,394	(317,764)
ING VP Real Estate Portfolio - Class S	44,943	538	44,405	26,880	538	26,342
ING VP SmallCap Opportunities Portfolio - Class I	41,128	103,438	(62,310)	17,533	103,430	(85,897)
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class I	1,076,260	-	1,076,260	-	-	-
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I	81,573	49,593	31,980	79,856	49,578	30,278
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Growth Portfolio® - Class I	129	257	(128)	129	1	128
Neuberger Berman AMT Limited Maturity Bond Portfolio® - Class I	56,784	545,925	(489,141)	56,784	302,040	(245,256)
Neuberger Berman AMT Socially Responsive Portfolio® - Class I	12,043	24,205	(12,162)	12,043	17,280	(5,237)
Premier VIT:
Premier VIT OpCap Managed Portfolio	41,796	619,887	(578,091)	41,796	329,314	(287,518)
Putnam Variable Trust:
Putnam VT Diversified Income Fund - Class IA Shares	13	104,649	(104,636)	13	34,610	(34,597)

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

7.	Unit Summary

	Division/Contract	Units	Unit Value	Extended Value

	American Funds Insurance Series® Growth Fund - Class 2
	Contracts in accumulation period:
	Select*Annuity II	19,094.781	$13.17	$251,478
	Select*Annuity III	202,364.369	13.15	2,661,091
		221,459.150		$2,912,569

	American Funds Insurance Series® Growth Income
	Fund - Class 2
	Contracts in accumulation period:
	Select*Annuity II	12,164.591	$12.58	$153,031
	Select*Annuity III	143,881.535	12.56	1,807,152
		156,046.126		$1,960,183

	American Funds Insurance Series® International
	Fund - Class 2
	Contracts in accumulation period:
	Select*Annuity II	4,637.901	$14.52	$67,342
	Select*Annuity III	148,216.879	14.50	2,149,145
		152,854.780		$2,216,487

	Fidelity® VIP Equity-Income Portfolio - Initial Class
	Annuity contracts in payout	3,256.505	$13.44 to $23.38	$57,581
	Contracts in accumulation period:
	Select*Annuity II	417,150.272	61.54	25,671,428
	Select*Annuity III	834,835.524	33.06	27,599,662
		1,255,242.301		$53,328,671

	Fidelity® VIP Money Market Portfolio - Initial Class
	Annuity contracts in payout	4,660.783	$10.67	$49,731
	Contracts in accumulation period:
	Select*Annuity III	1.641	14.14	23
		4,662.424		$49,754

	Fidelity® VIP Contrafund® Portfolio - Initial Class
	Annuity contracts in payout	2,795.965	$11.30	$31,594
	Contracts in accumulation period:
	Select*Annuity II	119,647.152	21.26	2,543,698
	Select*Annuity III	807,671.089	36.36	29,366,921
		930,114.206		$31,942,213

	Fidelity® VIP Index 500 Portfolio - Initial Class
	Contracts in accumulation period:
	Select*Annuity III	90.777	$31.09	$2,822
		90.777		$2,822

	Fidelity® VIP Investment Grade Bond
	Portfolio - Initial Class
	Contracts in accumulation period:
	Select*Annuity II	79,588.168	$22.92	$1,824,161
	Select*Annuity III	428,235.292	17.79	7,618,306
		507,823.460		$9,442,467

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING AllianceBernstein Mid Cap Growth
Portfolio - Institutional Class
Contracts in accumulation period:
Select*Annuity III	10,926.522	$12.82	$140,078
	10,926.522		$140,078

ING BlackRock Large Cap Growth
Portfolio - Institutional Class
Contracts in accumulation period:
Select*Annuity II	537.757	$12.28	$6,604
Select*Annuity III	3,773.285	12.26	46,260
	4,311.042		$52,864

ING BlackRock Large Cap Value
Portfolio - Institutional Class
Contracts in accumulation period:
Select*Annuity II	29,226.614	$13.13	$383,745
Select*Annuity III	241,275.327	13.11	3,163,120
	270,501.941		$3,546,865

ING Evergreen Health Sciences
Portfolio - Institutional Class
Contracts in accumulation period:
Select*Annuity III	9,748.697	$12.26	$119,519
	9,748.697		$119,519

ING Evergreen Omega Portfolio - Institutional Class
Annuity contracts in payout	1,846.035	$10.75	$19,845
Contracts in accumulation period:
Select*Annuity II	219,673.216	11.91	2,616,308
Select*Annuity III	1,931,322.903	11.89	22,963,429
	2,152,842.154		$25,599,582

ING FMRSM Diversified Mid Cap
Portfolio - Institutional Class
Contracts in accumulation period:
Select*Annuity II	691.579	$9.86	$6,819
Select*Annuity III	12,229.164	9.86	120,580
	12,920.743		$127,399

ING FMRSM Large Cap Growth
Portfolio - Institutional Class
Annuity contracts in payout	28,712.636	$9.87 to $10.40	$283,914
Contracts in accumulation period:
Select*Annuity II	1,965,621.621	10.70	21,032,151
Select*Annuity III	2,242,277.335	10.69	23,969,945
	4,236,611.592		$45,286,010

ING FMRSM Mid Cap Growth
Portfolio - Institutional Class
Contracts in accumulation period:
Select*Annuity III	131.880	$11.87	$1,565
	131.880		$1,565

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Global Resources Portfolio - Institutional Class
Contracts in accumulation period:
Select*Annuity II	6,039.065	$16.24	$98,074
Select*Annuity III	79,982.031	16.22	1,297,309
	86,021.096		$1,395,383

ING JPMorgan Emerging Markets Equity
Portfolio - Institutional Class
Contracts in accumulation period:
Select*Annuity III	33,572.768	$11.39	$382,394
	33,572.768		$382,394

ING JPMorgan Small Cap Core Equity
Portfolio - Institutional Class
Contracts in accumulation period:
Select*Annuity II	69,614.652	$14.20	$988,528
Select*Annuity III	514,300.807	14.16	7,282,499
	583,915.459		$8,271,027

ING JPMorgan Value Opportunities
Portfolio - Institutional Class
Annuity contracts in payout	2,972.028	$12.13	$36,051
Contracts in accumulation period:
Select*Annuity II	136,042.777	12.68	1,725,022
Select*Annuity III	1,175,261.404	12.66	14,878,809
	1,314,276.209		$16,639,882

ING Julius Baer Foreign Portfolio - Institutional Class
Contracts in accumulation period:
Select*Annuity II	11,557.655	$15.06	$174,058
Select*Annuity III	40,421.466	15.04	607,939
	51,979.121		$781,997

ING Legg Mason Value Portfolio - Institutional Class
Contracts in accumulation period:
Select*Annuity II	585.575	$12.13	$7,103
Select*Annuity III	12,037.436	12.11	145,773
	12,623.011		$152,876

ING LifeStyle Aggressive Growth
Portfolio - Institutional Class
Contracts in accumulation period:
Select*Annuity III	9,203.960	$14.33	$131,893
	9,203.960		$131,893

ING LifeStyle Growth Portfolio - Institutional Class
Contracts in accumulation period:
Select*Annuity III	3,236.988	$13.69	$44,314
	3,236.988		$44,314

ING LifeStyle Moderate Growth
Portfolio - Institutional Class
Contracts in accumulation period:
Select*Annuity II	7,802.213	$13.05	$101,819
Select*Annuity III	24,680.052	13.04	321,828
	32,482.265		$423,647

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING LifeStyle Moderate Portfolio - Institutional Class
Contracts in accumulation period:
Select*Annuity II	849.932	$12.58	$10,692
Select*Annuity III	29,543.357	12.57	371,360
	30,393.289		$382,052

ING Limited Maturity Bond Portfolio - Service Class
Contracts in accumulation period:
Select*Annuity II	14,067.266	$10.28	$144,611
Select*Annuity III	401,552.182	10.27	4,123,941
	415,619.448		$4,268,552

ING Liquid Assets Portfolio - Institutional Class
Contracts in accumulation period:
Select*Annuity II	390,094.975	$10.53	$4,107,700
Select*Annuity III	769,051.441	10.51	8,082,731
	1,159,146.416		$12,190,431

ING Lord Abbett Affiliated Portfolio - Institutional Class
Contracts in accumulation period:
Select*Annuity III	1,171.655	$12.86	$15,067
	1,171.655		$15,067

ING Marsico Growth Portfolio - Institutional Class
Contracts in accumulation period:
Select*Annuity II	2,367.839	$11.95	$28,296
Select*Annuity III	15,264.358	11.93	182,104
	17,632.197		$210,400

ING Marsico International Opportunities
Portfolio - Institutional Class
Contracts in accumulation period:
Select*Annuity II	70,985.982	$15.27	$1,083,956
Select*Annuity III	415,318.437	15.25	6,333,606
	486,304.419		$7,417,562

ING MFS Total Return Portfolio - Institutional Class
Contracts in accumulation period:
Select*Annuity II	3,630.979	$11.57	$42,010
Select*Annuity III	12,948.480	11.55	149,555
	16,579.459		$191,565

ING MFS Utilities Portfolio - Institutional Class
Contracts in accumulation period:
Annuity contracts in payout	850.885	$12.95	$11,019
Select*Annuity II	12,021.184	14.79	177,793
Select*Annuity III	238,766.293	12.95	3,092,023
	251,638.362		$3,280,835

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Oppenheimer Main Street
Portfolio® - Institutional Class
Contracts in accumulation period:
Select*Annuity II	1,794.872	$12.61	$22,633
Select*Annuity III	4,023.804	12.59	50,660
	5,818.676		$73,293

ING Pioneer Fund Portfolio - Institutional Class
Contracts in accumulation period:
Select*Annuity III	8,280.284	$12.65	$104,746
	8,280.284		$104,746

ING Pioneer Mid Cap Value Portfolio - Institutional Class
Contracts in accumulation period:
Select*Annuity III	2,644.614	$12.13	$32,079
	2,644.614		$32,079

ING Stock Index Portfolio - Institutional Class
Contracts in accumulation period:
Select*Annuity II	313,596.286	$12.90	$4,045,392
Select*Annuity III	1,806,091.630	12.87	23,244,399
	2,119,687.916		$27,289,791

ING T. Rowe Price Capital Appreciation
Portfolio - Institutional Class
Contracts in accumulation period:
Select*Annuity II	26,162.514	$12.52	$327,555
Select*Annuity III	101,957.197	12.51	1,275,485
	128,119.711		$1,603,040

ING T. Rowe Price Equity Income
Portfolio - Institutional Class
Contracts in accumulation period:
Select*Annuity II	2,059.370	$12.61	$25,969
Select*Annuity III	46,196.857	12.59	581,618
	48,256.227		$607,587

ING UBS U.S. Allocation Portfolio - Service Class
Contracts in accumulation period:
Select*Annuity III	60.993	$11.86	$723
	60.993		$723

ING Van Kampen Equity Growth
Portfolio - Institutional Class
Contracts in accumulation period:
Select*Annuity II	57,296.514	$12.48	$715,060
Select*Annuity III	426,951.665	12.46	5,319,818
	484,248.179		$6,034,878

ING Van Kampen Growth and Income
Portfolio - Service Class
Contracts in accumulation period:
Select*Annuity II	77,882.613	$12.75	$993,003
Select*Annuity III	362,384.702	12.73	4,613,157
	440,267.315		$5,606,160

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Index Plus International Equity
Portfolio - Service Class
Contracts in accumulation period:
Select*Annuity II	256,640.595	$12.80	$3,285,000
Select*Annuity III	202,822.279	12.79	2,594,097
	459,462.874		$5,879,097

ING Wells Fargo Small Cap Disciplined
Portfolio - Institutional Class
Contracts in accumulation period:
Select*Annuity III	1,903.205	$10.46	$19,908
	1,903.205		$19,908

ING American Century Large Company Value
Portfolio - Initial Class
Contracts in accumulation period:
Select*Annuity III	909.079	$12.53	$11,391
	909.079		$11,391

ING American Century Small-Mid Cap Value
Portfolio - Initial Class
Contracts in accumulation period:
Select*Annuity II	350.382	$12.99	$4,551
Select*Annuity III	5,484.917	12.97	71,139
	5,835.299		$75,690

ING Baron Small Cap Growth Portfolio - Initial Class
Contracts in accumulation period:
Select*Annuity II	3,543.704	$12.60	$44,651
Select*Annuity III	33,166.274	12.58	417,232
	36,709.978		$461,883

ING Columbia Small Cap Value II
Portfolio - Initial Class
Contracts in accumulation period:
Select*Annuity III	457.537	$10.07	$4,607
	457.537		$4,607

ING Fundamental Research Portfolio - Initial Class
Contracts in accumulation period:
Select*Annuity II	1,985.872	$12.27	$24,367
Select*Annuity III	91,462.318	12.25	1,120,413
	93,448.190		$1,144,780

ING JPMorgan Mid Cap Value Portfolio - Initial Class
Contracts in accumulation period:
Select*Annuity II	4,196.572	$12.64	$53,045
Select*Annuity III	43,160.666	12.62	544,688
	47,357.238		$597,733

ING Legg Mason Partners Aggressive Growth
Portfolio - Initial Class
Contracts in accumulation period:
Select*Annuity III	2,010.267	$12.97	$26,073
	2,010.267		$26,073

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Lord Abbett U.S. Government Securities
Portfolio - Initial Class
Contracts in accumulation period:
Select*Annuity III	12,786.544	$10.43	$133,364
	12,786.544		$133,364

ING Oppenheimer Global Portfolio - Initial Class
Contracts in accumulation period:
Select*Annuity II	139,342.958	$13.95	$1,943,834
Select*Annuity III	987,159.869	13.93	13,751,137
	1,126,502.827		$15,694,971

ING Oppenheimer Strategic Income
Portfolio - Service Class
Contracts in accumulation period:
Select*Annuity II	12,846.793	$10.79	$138,617
Select*Annuity III	173,717.377	10.77	1,870,936
	186,564.170		$2,009,553

ING PIMCO Total Return Portfolio - Initial Class
Contracts in accumulation period:
Select*Annuity II	1,180.115	$10.38	$12,250
Select*Annuity III	38,670.413	10.36	400,625
	39,850.528		$412,875

ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class
Contracts in accumulation period:
Select*Annuity II	168,863.229	$12.60	$2,127,677
Select*Annuity III	1,029,206.814	12.58	12,947,422
	1,198,070.043		$15,075,099

ING UBS U.S. Large Cap Equity Portfolio - Initial Class
Contracts in accumulation period:
Select*Annuity II	8,286.228	$12.71	$105,318
Select*Annuity III	172,163.746	12.69	2,184,758
	180,449.974		$2,290,076

ING Van Kampen Comstock Portfolio - Initial Class
Contracts in accumulation period:
Select*Annuity II	3,310.097	$12.18	$40,317
Select*Annuity III	17,889.401	12.17	217,714
	21,199.498		$258,031

ING Van Kampen Equity and Income
Portfolio - Initial Class
Contracts in accumulation period:
Select*Annuity II	1,950.515	$12.12	$23,640
Select*Annuity III	16,736.558	12.10	202,512
	18,687.073		$226,152

ING VP Strategic Allocation Conservative
Portfolio - Class I
Contracts in accumulation period:
Select*Annuity III	1,305.349	$11.19	$14,607
	1,305.349		$14,607

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Strategic Allocation Growth Portfolio - Class I
Contracts in accumulation period:
Select*Annuity II	761.016	$12.26	$9,330
Select*Annuity III	1,888.002	12.25	23,128
	2,649.018		$32,458

ING VP Strategic Allocation Moderate Portfolio - Class I
Contracts in accumulation period:
Select*Annuity III	4,273.382	$11.74	$50,170
	4,273.382		$50,170

ING VP Index Plus LargeCap Portfolio - Class I
Contracts in accumulation period:
Select*Annuity II	11,429.345	$12.43	$142,067
Select*Annuity III	13,209.197	12.41	163,926
	24,638.542		$305,993

ING VP Index Plus MidCap Portfolio - Class I
Contracts in accumulation period:
Select*Annuity II	10,631.446	$12.54	$133,318
Select*Annuity III	100,408.884	12.52	1,257,119
	111,040.330		$1,390,437

ING VP Index Plus SmallCap Portfolio - Class I
Contracts in accumulation period:
Select*Annuity II	7,874.477	$12.93	$101,817
Select*Annuity III	87,105.104	12.92	1,125,398
	94,979.581		$1,227,215

ING VP Value Opportunity Portfolio - Class I
Contracts in accumulation period:
Select*Annuity III	38,912.143	$11.35	$441,653
	38,912.143		$441,653

ING VP High Yield Bond Portfolio - Class I
Contracts in accumulation period:
Select*Annuity II	267,312.662	$10.93	$2,921,727
Select*Annuity III	537,657.047	10.85	5,833,579
	804,969.709		$8,755,306

ING VP International Value Portfolio - Class I
Contracts in accumulation period:
Select*Annuity II	35,460.011	$26.22	$929,761
Select*Annuity III	188,003.417	26.01	4,889,969
	223,463.428		$5,819,730

ING VP MidCap Opportunities Portfolio - Class I
Contracts in accumulation period:
Select*Annuity II	22,484.423	$14.78	$332,320
Select*Annuity III	732,187.820	7.45	5,454,799
	754,672.243		$5,787,119

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Real Estate Portfolio - Class S
Contracts in accumulation period:
Select*Annuity II	1,538.444	$15.48	$23,815
Select*Annuity III	69,208.828	15.46	1,069,968
	70,747.272		$1,093,783

ING VP SmallCap Opportunities Portfolio - Class I
Contracts in accumulation period:
Select*Annuity II	28,625.400	$19.73	$564,779
Select*Annuity III	161,191.495	29.07	4,685,837
	189,816.895		$5,250,616

ING VP Balanced Portfolio - Class I
Annuity contracts in payout	1,299.898	$10.50	$13,649
Contracts in accumulation period:
Select*Annuity II	651,844.074	10.51	6,850,881
Select*Annuity III	423,116.024	10.51	4,446,949
	1,076,259.996		$11,311,479

ING VP Intermediate Bond Portfolio - Class I
Contracts in accumulation period:
Select*Annuity II	13,832.448	$10.40	$143,857
Select*Annuity III	48,425.959	10.39	503,146
	62,258.407		$647,003

Neuberger Berman AMT Socially Responsive
Portfolio® - Class I
Contracts in accumulation period:
Select*Annuity II	340.062	$12.72	$4,326
Select*Annuity III	35,584.871	14.46	514,557
	35,924.933		$518,883

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Notes to Financial Statements 8. Financial Highlights

A summary of unit values, units outstanding and net assets for variable annuity contracts, expense ratios, excluding expenses of underlying funds, investment income ratios, and total return for the years ended December 31, 2006, 2005, 2004, 2003 and 2002, follows:

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

American Funds Insurance Series® Growth Fund - Class 2
2006	221	$13.15 to $13.17	$2,913	0.84%	1.30% to 1.40%	8.68% to 8.75%
2005	215	$12.10 to $12.11	2,599	(b)	1.30% to 1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
American Funds Insurance Series® Growth Income Fund - Class 2
2006	156	$12.56 to $12.58	1,960	1.68%	1.30% to 1.40%	13.56% to 13.64%
2005	158	$11.06 to $11.07	1,753	(b)	1.30% to 1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
American Funds Insurance Series® International Fund - Class 2
2006	153	$14.50 to $14.52	2,216	1.87%	1.30% to 1.40%	17.31% to 17.38%
2005	131	$12.36 to $12.37	1,623	(b)	1.30% to 1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
Fidelity® VIP Equity-Income Portfolio - Initial Class
2006	1,255	$13.44 to $61.54	53,325	3.25%	1.30% to 1.40%	18.52% to 18.62%
2005	1,688	$27.89 to $51.88	59,493	1.74%	1.30% to 1.40%	4.38% to 4.51%
2004	2,242	$26.72 to $49.64	74,193	1.64%	1.30% to 1.40%	10.00% to 10.07%
2003	2,691	$24.29 to $45.10	80,104	1.74%	1.30% to 1.40%	28.52% to 28.64%
2002	2,928	$18.90 to $35.06	68,388	1.81%	1.30% to 1.40%	-18.10% to -18.03%

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

Fidelity® VIP Money Market Portfolio - Initial Class
2006	5	$10.67 to $14.14	$ 50	4.77%	1.30% to 1.40%	3.44% to 3.59%
2005	-	$13.67	52	3.05%	1.40%	1.64%
2004	-	$13.45	63	0.91%	1.30% to 1.40%	-0.22%
2003	1,805	$13.48 to $17.82	25,590	1.04%	1.30% to 1.40%	-0.37% to -0.28%
2002	3,659	$13.53 to $17.87	51,515	1.68%	1.30% to 1.40%	0.29% to 0.37%
Fidelity® VIP Contrafund® Portfolio - Initial Class
2006	930	$11.30 to $36.36	31,940	1.24%	1.30% to 1.40%	10.18% to 10.27%
2005	1,269	$19.28 to $33.00	40,022	0.31%	1.30% to 1.40%	15.30% to 15.45%
2004	1,587	$16.70 to $28.62	44,163	0.35%	1.30% to 1.40%	13.89% to 13.99%
2003	1,910	$14.65 to $25.13	47,044	0.46%	1.30% to 1.40%	26.66% to 26.73%
2002	2,116	$11.56 to $19.84	41,094	0.89%	1.30% to 1.40%	-10.60% to -10.53%
Fidelity® VIP Index 500 Portfolio - Initial Class
2006	-	$31.09	3	1.64%	1.40%	14.13%
2005	-	$27.24	2	0.60%	1.40%	3.46%
2004	-	-	1	2.56%	1.30% to 1.40%	0.00%
2003	2,075	$24.15 to $25.94	50,494	1.50%	1.30% to 1.40%	26.64% to 26.78%
2002	2,426	$19.07 to $20.46	46,609	1.41%	1.30% to 1.40%	-23.32% to -23.26%
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
2006	508	$17.79 to $22.92	9,441	4.45%	1.30% to 1.40%	2.89% to 3.01%
2005	808	$17.29 to $22.25	14,556	4.22%	1.30% to 1.40%	0.82% to 0.86%
2004	1,215	$17.15 to $22.06	21,547	4.39%	1.30% to 1.40%	3.00% to 3.08%
2003	1,620	$16.65 to $21.40	27,830	4.27%	1.30% to 1.40%	3.74% to 3.83%
2002	1,919	$16.05 to $20.61	31,723	3.74%	1.30% to 1.40%	8.82% to 8.91%
ING AllianceBernstein Mid Cap Growth Portfolio - Institutional Class
2006	11	$12.82	140	-	1.40%	0.63%
2005	1	$12.74	18	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING BlackRock Large Cap Growth Portfolio - Institutional Class
2006	4	$12.26 to $12.28	$ 53	(d)	1.30% to 1.40%	(d)
2005	3	$11.63 to $11.64	37	(b)	1.30% to 1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING BlackRock Large Cap Value Portfolio - Institutional Class
2006	271	$13.11 to $13.13	3,547	0.79%	1.30% to 1.40%	15.07% to 15.10%
2005	378	$11.39 to $11.41	4,304	-	1.30% to 1.40%	4.11% to 4.20%
2004	538	$10.94 to $10.95	5,889	(a)	1.30% to 1.40%	(a)
2003	(a)	(a)	(a)	(a)	(a)	(a)
2002	(a)	(a)	(a)	(a)	(a)	(a)
ING Evergreen Health Sciences Portfolio - Institutional Class
2006	10	$12.26	120	(d)	1.40%	(d)
2005	5	$11.16	52	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING Evergreen Omega Portfolio - Institutional Class
2006	2,153	$10.75 to $11.91	25,598	-	1.30% to 1.40%	4.39% to 4.57%
2005	2,932	$11.39	33,401	(b)	1.30% to 1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class
2006	13	$9.86	127	(c)	1.30% to 1.40%	(c)
2005	(c)	(c)	(c)	(c)	(c)	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING FMRSM Large Cap Growth Portfolio - Institutional Class
2006	4,237	$9.87 to $10.70	$ 45,283	-	1.30% to 1.40%	1.42%
2005	1,291	$10.54 to $10.55	13,602	(b)	1.30% to 1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING FMRSM Mid Cap Growth Portfolio - Institutional Class
2006	-	$11.87	2	-	1.40%	3.40%
2005	7	$11.48	79	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING Global Resources Portfolio - Institutional Class
2006	86	$16.22 to $16.24	1,395	0.54%	1.30% to 1.40%	20.06% to 20.12%
2005	58	$13.51 to $13.52	789	(b)	1.30% to 1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class
2006	34	$11.39	382	(c)	1.40%	(c)
2005	(c)	(c)	(c)	(c)	(c)	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class
2006	584	$14.16 to $14.20	8,270	0.06%	1.30% to 1.40%	15.31% to 15.45%
2005	871	$12.28 to $12.30	10,692	-	1.30% to 1.40%	2.59% to 2.67%
2004	354	$11.97 to $11.98	4,238	(a)	1.30% to 1.40%	(a)
2003	(a)	(a)	(a)	(a)	(a)	(a)
2002	(a)	(a)	(a)	(a)	(a)	(a)

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Notes to Financial Statements

Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING JPMorgan Value Opportunities Portfolio - Institutional Class
2006	1,314	$12.13 to $12.68	$ 16,639	0.72%	1.30% to 1.40%	18.76% to 18.84%
2005	1,750	$10.66 to $10.67	18,678	(b)	1.30% to 1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING Julius Baer Foreign Portfolio - Institutional Class
2006	52	$15.04 to $15.06	782	-	1.30% to 1.40%	27.89% to 27.95%
2005	37	$11.76 to $11.77	435	(b)	1.30% to 1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING Legg Mason Value Portfolio - Institutional Class
2006	13	$12.11 to $12.13	153	-	1.30% to 1.40%	5.30% to 5.39%
2005	7	$11.50 to $11.51	86	(b)	1.30% to 1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING LifeStyle Aggressive Growth Portfolio - Institutional Class
2006	9	$14.33	132	(c)	1.40%	(c)
2005	(c)	(c)	(c)	(c)	(c)	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING LifeStyle Growth Portfolio - Institutional Class
2006	3	$13.69	44	(c)	1.40%	(c)
2005	(c)	(c)	(c)	(c)	(c)	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING LifeStyle Moderate Growth Portfolio - Institutional Class
2006	32	$13.04 to $13.05	$ 424	(c)	1.30% to 1.40%	(c)
2005	(c)	(c)	(c)	(c)	(c)	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING LifeStyle Moderate Portfolio - Institutional Class
2006	30	$12.57 to $12.58	382	(c)	1.30% to 1.40%	(c)
2005	(c)	(c)	(c)	(c)	(c)	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING Limited Maturity Bond Portfolio - Service Class
2006	416	$10.27 to $10.28	4,269	8.56%	1.30% to 1.40%	2.39%
2005	12	$10.03	120	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING Liquid Assets Portfolio - Institutional Class
2006	1,159	$10.51 to $10.53	12,189	5.22%	1.30% to 1.40%	3.54% to 3.55%
2005	1,354	$10.15 to $10.17	13,753	2.99%	1.30% to 1.40%	0.16% to 0.17%
2004	1,807	$9.99 to $10.00	18,058	(a)	1.30% to 1.40%	(a)
2003	(a)	(a)	(a)	(a)	(a)	(a)
2002	(a)	(a)	(a)	(a)	(a)	(a)
ING Lord Abbett Affiliated Portfolio - Institutional Class
2006	1	$12.86	15	1.24%	1.40%	16.27%
2005	1	$11.06	15	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Marsico Growth Portfolio - Institutional Class
2006	18	$11.93 to $11.95	$ 210	-	1.30% to 1.40%	3.74% to 3.82%
2005	10	$11.50 to $11.51	115	(b)	1.30% to 1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING Marsico International Opportunities Portfolio - Institutional Class
2006	486	$15.25 to $15.27	7,417	0.08%	1.30% to 1.40%	22.49% to 22.65%
2005	723	$12.45	9,005	(b)	1.30% to 1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING MFS Total Return Portfolio - Institutional Class
2006	17	$11.55 to $11.57	192	2.45%	1.30% to 1.40%	10.63% to 10.72%
2005	21	$10.44 to $10.45	219	(b)	1.30% to 1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING MFS Utilities Portfolio - Institutional Class
2006	252	$12.95 to $14.79	3,281	0.17%	1.30% to 1.40%	29.24% to 29.40%
2005	251	$10.02 to $11.43	2,542	(b)	1.30% to 1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING Oppenheimer Main Street Portfolio® - Institutional Class
2006	6	$12.59 to $12.61	73	2.98%	1.30% to 1.40%	13.63% to 13.81%
2005	2	$11.08	28	(b)	1.30% to 1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Pioneer Fund Portfolio - Institutional Class
2006	8	$12.65	$ 105	(c)	1.40%	(c)
2005	(c)	(c)	(c)	(c)	(c)	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING Pioneer Mid Cap Value Portfolio - Institutional Class
2006	3	$12.13	32	0.39%	1.40%	11.08%
2005	7	$10.92	76	(b)	1.30% to 1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING Stock Index Portfolio - Institutional Class
2006	2,120	$12.87 to $12.90	27,288	1.53%	1.30% to 1.40%	13.99% to 14.06%
2005	2,883	$11.29 to $11.31	32,550	-	1.30% to 1.40%	3.11% to 3.29%
2004	4,084	$10.95	44,722	(a)	1.30% to 1.40%	(a)
2003	(a)	(a)	(a)	(a)	(a)	(a)
2002	(a)	(a)	(a)	(a)	(a)	(a)
ING T. Rowe Price Capital Appreciation Portfolio - Institutional Class
2006	128	$12.51 to $12.52	1,603	1.65%	1.30% to 1.40%	13.41% to 13.42%
2005	86	$11.03 to $11.04	948	(b)	1.30% to 1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING T. Rowe Price Equity Income Portfolio - Institutional Class
2006	48	$12.59 to $12.61	608	1.95%	1.30% to 1.40%	17.77% to 17.85%
2005	38	$10.69 to $10.70	(b)	(b)	1.30% to 1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING UBS U.S. Allocation Portfolio - Service Class
2006	-	$11.86	1	-	1.40%	9.51%
2005	-	$10.83	1	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING Van Kampen Equity Growth Portfolio - Institutional Class
2006	484	$12.46 to $12.48	6,035	-	1.30% to 1.40%	2.89%
2005	675	$12.11 to $12.13	8,170	0.50%	1.30% to 1.40%	13.92% to 14.00%
2004	931	$10.63 to $10.64	9,897	(a)	1.30% to 1.40%	(a)
2003	(a)	(a)	(a)	(a)	(a)	(a)
2002	(a)	(a)	(a)	(a)	(a)	(a)
ING Van Kampen Growth and Income Portfolio - Service Class
2006	440	$12.73 to $12.75	5,606	2.47%	1.30% to 1.40%	14.38%
2005	2	$11.13	24	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING VP Index Plus International Equity Portfolio - Service Class
2006	459	$12.79 to $12.80	5,879	(c)	1.30% to 1.40%	(c)
2005	(c)	(c)	(c)	(c)	(c)	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING Wells Fargo Small Cap Disciplined Portfolio - Institutional Class
2006	2	$10.46	20	(c)	1.40%	(c)
2005	(c)	(c)	(c)	(c)	(c)	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING American Century Large Company Value Portfolio - Initial Class
2006	1	$12.53	$ 11	1.17%	1.40%	17.87%
2005	1	$10.63	9	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING American Century Small - Mid Cap Value Portfolio - Initial Class
2006	6	$12.97 to $12.99	76	0.02%	1.30% to 1.40%	14.17% to 14.25%
2005	10	$11.36 to $11.37	117	(b)	1.30% to 1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING Baron Small Cap Growth Portfolio - Initial Class
2006	37	$12.58 to $12.60	462	-	1.30% to 1.40%	13.95% to 14.03%
2005	29	$11.04 to $11.05	322	(b)	1.30% to 1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING Columbia Small Cap Value II Portfolio - Initial Class
2006	-	$10.07	5	(c)	1.40%	(c)
2005	(c)	(c)	(c)	(c)	(c)	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING Fundamental Research Portfolio - Initial Class
2006	93	$12.25 to $12.27	1,145	0.30%	1.30% to 1.40%	10.96% to 11.04%
2005	127	$11.04 to $11.05	1,399	(b)	1.30% to 1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING JPMorgan Mid Cap Value Portfolio - Initial Class
2006	47	$12.62 to $12.64	$ 598	0.02%	1.30% to 1.40%	15.25% to 15.33%
2005	48	$10.95 to $10.96	524	(b)	1.30% to 1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING Legg Mason Partners Aggressive Growth Portfolio - Initial Class
2006	2	$12.97	26	-	1.40%	8.72%
2005	2	$11.93	19	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING Lord Abbett U.S. Government Securities Portfolio - Initial Class
2006	13	$10.43	133	(c)	1.40%	(c)
2005	(c)	(c)	(c)	(c)	(c)	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING Oppenheimer Global Portfolio - Initial Class
2006	1,127	$13.93 to $13.95	15,694	0.06%	1.30% to 1.40%	16.28% to 16.44%
2005	1,558	$11.98	18,669	(b)	1.30% to 1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING Oppenheimer Strategic Income Portfolio - Service Class
2006	187	$10.77 to $10.79	2,010	0.20%	1.30% to 1.40%	6.74% to 6.83%
2005	20	$10.09 to $10.10	200	(b)	1.30% to 1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING PIMCO Total Return Portfolio - Initial Class
2006	40	$10.36 to $10.38	$ 413	2.31%	1.30% to 1.40%	2.78% to 2.87%
2005	32	$10.08 to $10.09	322	(b)	1.30% to 1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
2006	1,198	$12.58 to $12.60	15,074	-	1.30% to 1.40%	7.61% to 7.69%
2005	1,782	$11.69 to $11.70	20,831	(b)	1.30% to 1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING UBS U.S. Large Cap Equity Portfolio - Initial Class
2006	180	$12.69 to $12.71	2,290	0.79%	1.30% to 1.40%	12.90% to 13.08%
2005	244	$11.24	2,740	(b)	1.30% to 1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING Van Kampen Comstock Portfolio - Initial Class
2006	21	$12.17 to $12.18	258	1.03%	1.30% to 1.40%	14.60% to 14.69%
2005	28	$10.62	293	(b)	1.30% to 1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING Van Kampen Equity and Income Portfolio - Initial Class
2006	19	$12.10 to $12.12	226	2.87%	1.30% to 1.40%	11.11% to 11.29%
2005	4	$10.89	40	(b)	1.30% to 1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING VP Strategic Allocation Conservative Portfolio - Class I
2006	1	$11.19	$ 15	3.16%	1.40%	6.88%
2005	1	$10.47	8	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING VP Strategic Allocation Growth Portfolio - Class I
2006	3	$12.25 to $12.26	32	2.16%	1.30% to 1.40%	11.66% to 11.67%
2005	5	$10.97 to $10.98	52	(b)	1.30% to 1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING VP Strategic Allocation Moderate Portfolio - Class I
2006	4	$11.74	50	2.20%	1.40%	9.62%
2005	3	$10.71	30	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING VP Index Plus LargeCap Portfolio - Class I
2006	25	$12.41 to $12.43	306	0.48%	1.30% to 1.40%	13.02% to 13.10%
2005	7	$10.98 to $10.99	77	(b)	1.30% to 1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING VP Index Plus MidCap Portfolio - Class I
2006	111	$12.52 to $12.54	1,390	0.65%	1.30% to 1.40%	7.93% to 8.01%
2005	112	$11.60 to $11.61	1,303	(b)	1.30% to 1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING VP Index Plus SmallCap Portfolio - Class I
2006	95	$12.92 to $12.93	$ 1,227	0.42%	1.30% to 1.40%	12.25% to 12.34%
2005	100	$11.51	1,157	(b)	1.30% to 1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING VP Value Opportunity Portfolio - Class I
2006	39	$11.35	442	1.52%	1.40%	14.42%
2005	64	$9.92	638	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING VP High Yield Bond Portfolio - Class I
2006	805	$10.85 to $10.93	8,754	9.42%	1.30% to 1.40%	8.28% to 8.33%
2005	180	$10.02 to $10.09	1,800	6.44%	1.30% to 1.40%	0.10%
2004	231	$10.01 to $10.08	2,316	4.24%	1.30% to 1.40%	6.38% to 6.55%
2003	529	$9.41 to $9.46	4,976	5.44%	1.30% to 1.40%	15.74% to 15.79%
2002	256	$8.13 to $8.17	2,080	9.34%	1.30% to 1.40%	-2.51% to -2.43%
ING VP International Value Portfolio - Class I
2006	223	$26.01 to $26.22	5,820	2.34%	1.30% to 1.40%	27.63% to 27.78%
2005	372	$20.38 to $20.52	7,583	2.70%	1.30% to 1.40%	7.94% to 8.00%
2004	556	$18.88 to $19.00	10,505	1.34%	1.30% to 1.40%	15.76% to 15.92%
2003	629	$16.31 to $16.39	10,269	1.24%	1.30% to 1.40%	28.12% to 28.25%
2002	452	$12.73 to $12.78	5,762	1.00%	1.30% to 1.40%	-16.54% to -16.47%
ING VP MidCap Opportunities Portfolio - Class I
2006	755	$7.45 to $14.78	5,787	-	1.30% to 1.40%	6.28% to 6.41%
2005	1,005	$7.01 to $13.89	7,215	-	1.30% to 1.40%	8.85% to 8.94%
2004	1,322	$6.44 to $12.75	8,744	-	1.30% to 1.40%	5.55% to 10.09%
2003	120	$5.85	702	-	1.40%	34.79%
2002	78	$4.34	340	-	1.40%	-26.89%

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING VP Real Estate Portfolio - Class S
2006	71	$15.46 to $15.48	$ 1,094	1.65%	1.30% to 1.40%	33.97% to 34.03%
2005	26	$11.54 to $11.55	304	(b)	1.30% to 1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING VP SmallCap Opportunities Portfolio - Class I
2006	190	$19.73 to $29.07	5,251	-	1.30% to 1.40%	11.04% to 11.09%
2005	252	$17.76 to $26.18	6,336	-	1.30% to 1.40%	7.60% to 7.70%
2004	338	$16.49 to $24.33	7,935	-	1.30% to 1.40%	8.62% to 8.70%
2003	453	$15.17 to $22.40	9,842	-	1.30% to 1.40%	36.67% to 36.79%
2002	668	$11.09 to $16.39	10,699	-	1.30% to 1.40%	-44.37% to -44.33%
ING VP Balanced Portfolio - Class I
2006	1,076	$10.50 to $10.51	11,310	(c)	1.30% to 1.40%	(c)
2005	(c)	(c)	(c)	(c)	(c)	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING VP Intermediate Bond Portfolio - Class I
2006	62	$10.39 to $10.40	647	5.39%	1.30% to 1.40%	2.67%
2005	30	$10.12 to $10.13	306	(b)	1.30% to 1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
Neuberger Berman AMT Socially Responsive Portfolio® - Class I
2006	36	$12.72 to $14.46	519	0.17%	1.30% to 1.40%	12.09% to 12.27%
2005	48	$11.33 to $12.90	620	-	1.30% to 1.40%	4.42% to 5.39%
2004	53	$12.24	653	-	1.40%	11.78%
2003	64	$10.95	698	-	1.40%	32.57%
2002	48	$8.26	399	-	1.40%	-15.93%

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Notes to Financial Statements

(a)	As this investment division was not available until 2004, this data is not meaningful and therefore is not presented.

(b)	As this investment division was not available until 2005, this data is not meaningful and therefore is not presented.

(c)	As this investment division was not available until 2006, this data is not meaningful and therefore is not presented.

(d)	As prior Contracts were replaced in 2006, this data is not meaningful and is therefore not presented.

A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.

B	The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense charge, plus the annual administrative charge, as defined in Note 3. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

* Includes units for annuity contracts in payout beginning in 2006.

FINANCIAL STATEMENTS — STATUTORY BASIS ReliaStar Life Insurance Company Years ended December 31, 2006 and 2005 with Report of Independent Registered Public Accounting Firm

RELIASTAR LIFE INSURANCE COMPANY
Financial Statements Statutory Basis
Years ended December 31, 2006 and 2005

Contents

Report of Independent Registered Public Accounting Firm	1

Audited Financial Statements Statutory Basis

Balance Sheets Statutory Basis	3
Statements of Operations Statutory Basis	5
Statements of Changes in Capital and Surplus Statutory Basis	6
Statements of Cash Flows Statutory Basis	7
Notes to Financial Statements Statutory Basis	8

Report of Independent Registered Public Accounting Firm

Board of Directors and Stockholder ReliaStar Life Insurance Company

We have audited the accompanying statutory basis balance sheets of ReliaStar Life Insurance Company (the “Company,” an indirect wholly owned subsidiary of ING America Insurance Holdings, Inc.), as of December 31, 2006 and 2005, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Minnesota Department of Commerce, Division of Insurance (“Minnesota Division of Insurance”), which practices differ from United States generally accepted accounting principles. The variances between such practices and United States generally accepted accounting principles and the effects on the accompanying financial statements are described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with United States generally accepted accounting principles, the financial position of ReliaStar Life Insurance Company at December 31, 2006 and 2005, or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ReliaStar Life Insurance Company at December 31, 2006 and 2005, and the results of its operations and its cash flows for the years then ended, in conformity with accounting practices prescribed or permitted by the Minnesota Division of Insurance.

/s/ Ernst & Young LLP

Atlanta, Georgia March 30, 2007

RELIASTAR LIFE INSURANCE COMPANY
Balance Sheets - Statutory Basis

	December 31
	2006	2005

	(In Thousands)
Admitted assets
Cash and invested assets:
Bonds	$ 13,365,486	$ 13,443,308
Preferred stocks	129,773	52,473
Common stocks	3,045	808
Subsidiaries	330,204	286,170
Mortgage loans	2,134,551	2,216,503
Real estate:
Properties occupied by the Company	87,007	89,812
Properties held for the production of income	8,348	9,351
Contract loans	674,130	664,252
Other invested assets	596,303	393,768
Cash and short-term investments	341,241	182,231

Total cash and invested assets	17,670,088	17,338,676

Deferred and uncollected premiums, less loading (2006-$23,190; 2005-$14,095)	141,945	148,381
Accrued investment income	175,674	171,913
Reinsurance balances recoverable	186,164	153,332
Indebtedness from related parties	54,183	24,125
Net deferred tax asset	111,666	84,453
Separate account assets	3,688,327	4,078,427
Other assets	22,561	24,097

Total admitted assets	$ 22,050,608	$ 22,023,404

The accompanying notes are an integral part of these financial statements.

3

RELIASTAR LIFE INSURANCE COMPANY
Balance Sheets - Statutory Basis

	December 31
	2006	2005

	(In Thousands,
	except share amounts)
Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$ 12,715,529	$ 12,777,909
Accident and health reserves	1,234,942	1,179,674
Deposit type contracts	610,245	642,142
Policyholders’ funds	718	913
Dividends payable	14,186	12,555
Policy and contract claims	420,472	418,142

Total policy and contract liabilities	14,996,092	15,031,335

Interest maintenance reserve	6,818	43,755
Accounts payable and accrued expenses	161,300	155,581
Reinsurance balances	79,832	83,709
Current federal income taxes payable (including ($14,367) and
$1,527 on realized capital losses at December 31, 2006
and 2005, respectively)	24,638	33,863
Indebtedness to related parties	13,844	17,406
Contingency reserve	58,487	37,298
Asset valuation reserve	135,266	130,783
Borrowed money	566,540	573,175
Net transfers to separate accounts	(177,076)	(211,715)
Other liabilities	174,703	172,399
Separate account liabilities	3,686,705	4,075,675

Total liabilities	19,727,149	20,143,264

Capital and surplus:
Common stock: authorized 25,000,000 shares of $1.25 par value;
2,000,000 shares issued and outstanding	2,500	2,500
Preferred capital stock	100	100
Surplus note	100,000	100,000
Paid-in and contributed surplus	1,672,125	1,472,125
Unassigned surplus	548,834	305,515
Preferred capital stock, held in treasury	(100)	(100)

Total capital and surplus	2,323,459	1,880,140

Total liabilities and capital and surplus	$ 22,050,608	$ 22,023,404

The accompanying notes are an integral part of these financial statements.

4

RELIASTAR LIFE INSURANCE COMPANY
Statements of Operations - Statutory Basis

		Year ended December 31
	2006	2005

		(In Thousands)
Premiums and other revenues:
Life, annuity, and accident and health premiums	$ 3,038,520	$ 3,114,418
Considerations for supplementary contracts with life contingencies	1,765	2,400
Net investment income	946,258	932,511
Amortization of interest maintenance reserve	2,655	12,027
Commissions, expense allowances and reserve adjustments
on reinsurance ceded	100,541	61,228
Other revenue	168,885	161,776

Total premiums and other revenues	4,258,624	4,284,360

Benefits paid or provided:
Death benefits	1,039,020	900,400
Annuity benefits	114,877	120,306
Surrender benefits and withdrawals	2,209,109	1,926,257
Interest on policy or contract funds	9,920	19,507
Accident and health benefits	456,140	401,269
Other benefits	7,991	8,440
(Decrease) increase in life, annuity and accident and health reserves	(7,113)	355,324
Net transfers from separate accounts	(672,208)	(454,724)

Total benefits paid or provided	3,157,736	3,276,779

Insurance expenses and other deductions:
Commissions	310,088	309,210
General expenses	366,642	353,688
Insurance taxes, licenses and fees	47,773	48,873
Other deductions	127,813	1,092

Total insurance expenses and other deductions	852,316	712,863

Gain from operations before policyholder dividends, federal income
taxes and net realized capital losses	248,572	294,718

Dividends to policyholders	18,257	17,248

Gain from operations before federal income taxes
and net realized capital losses	230,315	277,470

Federal income tax expense	97,155	86,763

Gain from operations before net realized capital losses	133,160	190,707
Net realized capital losses	(3,660)	(8,193)

Net income	$ 129,500	$ 182,514

The accompanying notes are an integral part of these financial statements.

5

RELIASTAR LIFE INSURANCE COMPANY
Statements of Changes in Capital and Surplus - Statutory Basis

	Year ended December 31
	2006	2005

	(In Thousands)
Common stock:
Balance at beginning and end of year	$ 2,500	$ 2,500

Surplus note:
Balance at beginning and end of year	100,000	100,000

Paid-in and contributed surplus:
Balance at beginning of year	1,472,125	1,272,125
Capital contributions	200,000	200,000

Balance at end of year	1,672,125	1,472,125

Unassigned surplus:
Balance at beginning of year	305,515	163,867
Net income	129,500	182,514
Change in net unrealized capital gains (losses)	4,514	4,633
Change in nonadmitted assets	43,687	(48,593)
Change in liability for reinsurance in unauthorized companies	(2,022)	4,563
Change in asset valuation reserve	(4,483)	(3,557)
Change in reserve on account of change in valuation basis	-	717
Other changes in surplus in separate account statement	(1,128)	9,810
Change in net deferred income tax	11,857	(2,930)
Change in surplus as a result of reinsurance	94,908	(1,999)
Dividends to stockholder	(35,000)	-
Additional minimum pension liability	1,486	(3,510)

Balance at end of year	548,834	305,515

Total capital and surplus	$ 2,323,459	$ 1,880,140

The accompanying notes are an integral part of these financial statements.

6

RELIASTAR LIFE INSURANCE COMPANY
Statements of Cash Flows - Statutory Basis

		Year ended December 31
	2006	2005

		(In Thousands)
Operations
Premiums, policy proceeds, and other considerations received, net of reinsurance paid	$ 3,034,308	$ 3,091,025
Net investment income received	993,570	979,664
Commissions and expenses paid	(723,944)	(710,423)
Benefits paid	(3,818,615)	(3,360,175)
Net transfers from separate accounts	664,165	471,491
Dividends paid to policyholders	(16,626)	(17,274)
Federal income taxes paid	(92,015)	(42,765)
Miscellaneous income	233,289	219,007

Net cash provided by operations	274,132	630,550

Investment activities
Proceeds from sales, maturities, or repayments of investments:
Bonds	6,340,198	10,686,980
Stocks	665	10,324
Mortgage loans	426,875	505,453
Real estate	-	705
Other invested assets	30,281	38,239
Net loss on cash and short-term investments	(7,325)	(7,011)
Miscellaneous proceeds	53,124	10,662

Total investment proceeds	6,843,818	11,245,352

Cost of investments acquired:
Bonds	6,433,242	11,504,307
Stocks	2,781	11,496
Mortgage loans	346,337	492,190
Real estate	477	9,978
Other invested assets	274,568	51,943
Miscellaneous applications	27,447	24,345

Total cost of investments acquired	7,084,852	12,094,259

Net decrease in contract loans	9,878	574

Net cash used in investment activities	(250,912)	(849,481)

Financing and miscellaneous activities
Other cash provided (applied):
Capital and surplus paid-in	200,000	200,000
Borrowed money	(7,643)	(4,182)
Net (withdrawals) deposits on deposit-type contracts	(31,896)	16,223
Dividends paid to stockholder	(35,000)	-
Other cash provided	10,329	7,732

Net cash provided by financing and miscellaneous activities	135,790	219,773

Net increase in cash and short-term investments	159,010	842
Cash and short-term investments:
Beginning of year	182,231	181,389

End of year	$ 341,241	$ 182,231

The accompanying notes are an integral part of these financial statements.

7

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

1. Nature of Operations and Significant Accounting Policies

ReliaStar Life Insurance Company (the “Company”) is domiciled in Minnesota and is a wholly owned subsidiary of Lion Connecticut Holdings Inc. (“Lion”), a Connecticut holding and management company. Lion, in turn, is a wholly owned subsidiary of ING America Insurance Holdings, Inc. (“ING AIH”). ING AIH’s ultimate parent is ING Groep, N.V. (“ING”), a global financial services company based in The Netherlands.

The Company is principally engaged in the business of providing individual life insurance and annuities, employee benefit products and services, retirement plans, and life and health reinsurance. The Company is presently licensed in all states (approved for reinsurance only in New York), the District of Columbia, Guam, Puerto Rico and Canada.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Minnesota Division of Insurance, which practices differ from U.S. generally accepted accounting principles (“GAAP”). The most significant variances from GAAP are as follows:

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or market value based on the National Association of Insurance Commissioners (“NAIC”) rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized capital gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income in stockholder’s equity for those designated as available-for-sale.

In addition, the Company invests in structured securities including mortgage-backed securities/collateralized mortgage obligations, asset-backed securities, collateralized debt obligations, and commercial mortgage-backed securities. For these structured securities, management compares the undiscounted cash flows to the carrying value. An other than temporary impairment is considered to have occurred when the undiscounted cash flows are less than the carrying value.

For structured securities, when a negative yield results from a revaluation based on new prepayment assumptions (i.e., undiscounted cash flows are less than current book value), an other than temporary impairment is considered to have occurred and the asset is

8

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

written down to the value of the undiscounted cash flows. For GAAP, assets are reevaluated based on the discounted cash flows using a current market rate. Impairments are recognized when there has been an adverse change in cash flows and the fair value is less than book value. The asset is then written down to fair value. When a decline in fair value is determined to be other than temporary, the individual security is written down to fair value and the loss is accounted for as a realized loss.

Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of these properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than income as would be required under GAAP.

Statement of Statutory Accounting Principles (“SSAP”) No. 31, Derivative Instruments, applies to derivative transactions prior to January 1, 2003. The Company also follows the hedge accounting guidance in SSAP No. 86, Accounting for Derivative Instruments and Hedging Activities, for derivative transactions entered into or modified on or after January 1, 2003. Under this guidance, derivatives that are deemed effective hedges are accounted for in a manner which is consistent with the underlying hedged item. Derivatives used in hedging transactions that do not meet the requirements of SSAP No. 86 as an effective hedge are carried at fair value with the change in value recorded in surplus as unrealized gains or losses. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately. An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of stockholders’ equity rather than to income as required for fair value hedges.

Valuation Reserves: The asset valuation reserve (“AVR”) is determined by an NAIC–prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus.

Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed–income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates, and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five–year bands. The net deferral or interest maintenance reserve (“IMR”) is reported as a liability in the accompanying Balance Sheets.

Realized gains and losses on investments are reported in the Statements of Operations net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the Statements of Operations on a pretax basis in the period that the asset giving rise to the gain or loss is sold. Realized losses due to impairment are

9

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

recorded when there has been a decline in value deemed to be other than temporary, in which case the provision for such declines is charged to income.

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus. Under GAAP, such allowances are included as a component of earnings.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium–paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized generally in proportion to the present value of expected gross margins from surrender charges and investment, mortality, and expense margins.

Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting. In deposit accounting, premiums are credited to an appropriate policy reserve account, without recognizing premium through income.

Under GAAP, premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance policies, are recognized as revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Revenues for universal life, annuities and guaranteed interest contracts consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed during the period.

Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium and Commissioners’ Reserve Valuation methods using statutory rates for mortality and interest. GAAP requires that policy reserves for traditional products be based upon the net level premium method utilizing reasonably conservative estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest-sensitive

10

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

products, the GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

Reinsurance: For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the treaty be recorded as an offsetting liability and charged against unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Statutory income recognized on certain reinsurance treaties representing financing arrangements is not recognized on a GAAP basis.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Gains and losses generated in certain reinsurance transactions are deferred and amortized over the remaining life the business for GAAP purposes. For statutory, such amounts are recognized immediately in income, with gains reported as a separate component of surplus.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated. Certain affiliated investments for which audited GAAP statements are not available or expected to be available are non-admitted. Under GAAP, the accounts and operations of the Company’s subsidiaries are consolidated. All affiliated investments are included in the Consolidated Balance Sheets.

Nonadmitted Assets: Certain assets designated as “nonadmitted,” principally deferred federal income tax assets, disallowed interest maintenance reserves, non–operating software, past–due agents’ balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the Balance Sheets.

Employee Benefits: For purposes of calculating the Company’s postretirement benefit obligation, only vested participants and current retirees are included in the valuation. Under GAAP, active participants not currently vested are also included.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would

11

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

represent the excess of benefits paid over the policy account value and interest credited to the account values.

Policyholder Dividends: Policyholder dividends are recognized when declared; rather than over the term of the related policies as required by GAAP.

Deferred Income Taxes: Deferred tax assets are provided for and admitted to an amount determined under a standard formula. This formula considers the amount of differences that will reverse in the subsequent year, taxes paid in prior years that could be recovered through carrybacks, surplus limits and the amount of deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are nonadmitted. Deferred taxes do not include any amounts for state taxes. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets that are expected to be realized in future years and a valuation allowance is established for the portion that is not realizable.

Surplus Notes: Surplus notes are reported as a component of surplus. Under statutory accounting practices, no interest is recorded on the surplus notes until payment has been approved by the Minnesota Division of Insurance. Under GAAP, surplus notes are reported as liabilities and the related interest is reported as a charge to earnings over the term of the note.

Statements of Cash Flows: Cash and short–term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

Participation Fund Account

On January 3, 1989, the Minnesota Division of Insurance approved a Plan of Conversion and Reorganization (“the Plan”), which provided, among other things, for the conversion of the Company from a combined stock and mutual life insurance company to a stock life insurance company.

The Plan provided for the establishment of a Participation Fund Account (“PFA”) for the benefit of certain participating individual life insurance policies and annuities issued by the Company prior to the effective date of the Plan. Under the terms of the PFA, the insurance liabilities and assets (approximately $257.9 as of December 31, 2006) with respect to such policies are included in the Company’s financial statements but are segregated in the accounting records of the Company to assure the continuation of policyholder dividend practices.

Reconciliation to GAAP

The effects of the preceding variances from GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

12

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

Other significant accounting practices are as follows:

Investments

Investments are stated at values prescribed by the NAIC, as follows:

Bonds not backed by other loans are principally stated at amortized cost using the interest method.

Single class and multi class mortgage backed/asset backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except for higher risk asset backed securities, which are valued using the prospective method. The Company has elected to use the book value as of January 1, 1994 as the cost for applying the retrospective method to securities purchased prior to that date where historical cash flows are not readily available.

Redeemable preferred stocks rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or market value and nonredeemable preferred stocks are reported at market value or the lower of cost or market value as determined by the Securities Valuation Office of the NAIC (“SVO”).

Hybrid securities are generally defined as securities including both debt and equity characteristics. During 2005 and prior, hybrid securities were reported as bonds on the balance sheet. During 2006, the NAIC held discussions regarding the appropriate reporting/classification of these securities. Although discussion on the issues will continue into 2007, the short-term reporting guidance from the NAIC recommends that hybrid securities, as defined by this same NAIC guidance, be reported as preferred stock. Therefore, all hybrid securities have been reclassified as preferred stock on the Company’s balance sheet as of December 31, 2006. This resulted in a reclassification of $77.3 from bonds to preferred stock on the Company’s balance sheet as of December 31, 2006.

Common stocks are reported at market value as determined by the SVO and the related unrealized capital gains/losses are reported in unassigned surplus along with the adjustment for federal income taxes.

The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis. Management considers the length of time and the extent to which the market value has been less than cost, the financial condition and near-term prospects of the issuer,

13

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

future economic conditions and market forecasts, and the Company's intent and ability to not sell the investment in the issuer for a period of time sufficient to allow for recovery in market value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred. The Company also considers the negative market impact of the interest rate changes, in addition to credit related items, when performing other-than-temporary impairment testing. As part of this testing, the Company determines whether or not it has the ability and intent to not sell the investments for a period of time sufficient to allow for recovery in fair value.

The Company uses derivatives such as interest rate swaps, caps and floors, forwards and options as part of its overall interest rate and other economical risk management strategy for certain life insurance and annuity products. For those derivatives in effective hedging relationships, the Company values all derivative instruments on a consistent basis with the hedged item. Upon termination, gains and losses on those instruments are deferred to IMR or included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold. Derivatives used in hedging transactions that do not meet the requirements of SSAP No. 31 or SSAP No. 86 as an effective hedge are carried at fair value with change in value recorded in surplus as unrealized gain or loss.

Credit default swaps and total return swaps are utilized to replicate the investment characteristics of permissible investments using the derivative in conjunction with other investments. The replication (synthetic asset) and the derivative and other cash instrument are carried at amortized cost.

Interest rate swap contracts are used to convert the interest rate characteristics (fixed or variable) of certain investments to match those of the related insurance liabilities that the investments are supporting. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

Interest rate caps and floors are used to limit the effects of changing interest rates on yields of variable rate or short-term assets or liabilities. The initial cost of any such agreement is amortized to net investment income over the life of the agreement. Periodic payments that are receivable as a result of the agreements are accrued as an adjustment of interest income or benefits from the hedged items.

All effective derivatives are reported at amortized cost with the exception of S&P Options. S&P Options are reported at fair value since they do not meet the hedge requirement of SSAP No. 31 or SSAP No. 86. The unrealized gains or losses from S&P Options are reported as unrealized gain or loss in surplus.

14

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

SSAP No. 88, Investments in Subsidiary, Controlled and Affiliated Entities, applies to the Company’s subsidiaries, controlled and affiliated entities (“SCA”). The Company’s insurance subsidiaries are reported at their underlying statutory basis net assets, and the Company’s noninsurance subsidiaries are reported at the GAAP basis of their net assets. Dividends from subsidiaries are included in net investment income. The total net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses.

Mortgage loans are reported at amortized cost, less write down for impairments.

Contract loans are reported at unpaid principal balances.

Land is reported at cost. Real estate occupied by the Company is reported at depreciated cost; other real estate is reported at the lower of depreciated cost or fair value. Depreciation is calculated on a straight–line basis over the estimated useful lives of the properties.

For reverse repurchase agreements, Company policies require a minimum of 95% of the fair value of securities sold under reverse repurchase agreements to be maintained as collateral. Cash collateral received is invested in short–term investments and the offsetting collateral liability is included in miscellaneous liabilities.

Reverse dollar repurchase agreements are accounted for as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities.

The Company engages in securities lending whereby certain domestic bonds from its portfolio are loaned to other institutions for short periods of time. Collateral, primarily cash, which is in excess of the market value of the loaned securities, is deposited by the borrower with a lending agent, and retained and invested by the lending agent to generate additional income for the Company. The Company does not have access to the collateral. The Company’s policy requires a minimum of 102% of the fair value of securities loaned to be maintained as collateral. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value fluctuates.

Short-term investments are reported at amortized cost, which approximates market value. Short-term investments include investments with maturities of less than one year at the date of acquisition.

Partnership interests, which are included in other invested assets on the Balance Sheets, are reported at the underlying audited GAAP equity of the investee.

Residual collateralized mortgage obligations, which are included in other invested assets on the Balance Sheet, are reported at amortized cost using the effective interest method.

15

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

Realized capital gains and losses are determined using the first-in first-out method.

Cash on hand includes cash equivalents. Cash equivalents are short-term investments that are both readily convertible to cash and have an original maturity date of three months or less.

Aggregate Reserve for Life Policies and Contracts

Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 2.0% to 13.3% .

The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company’s practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues.

The methods used in the valuation of substandard policies are as follows:

For life, endowment and term policies issued substandard, the standard reserve during the premium–paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid–Up Limited Pay contracts.

For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating.

For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

The amount of insurance in force for which the gross premiums are less than the net premiums, according to the standard of valuation required by the Minnesota Division of Insurance, is $21.7 billion and $21.4 billion at December 31, 2006 and 2005, respectively. The amount of premium deficiency reserves for policies on which gross premiums are less than the net premiums is $517.5 and $457.3 at December 31, 2006 and December 31, 2005, respectively.

The Company anticipates investment income as a factor in the premium deficiency calculation in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts.

The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance

16

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

classified as group Section 79. The method of determination of tabular interest of funds not involving life contingencies is as follows: one hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

Reinsurance

Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations.

Electronic Data Processing Equipment

Electronic data processing equipment is carried at cost less accumulated depreciation. Depreciation for major classes of assets is calculated on a straight–line basis over the estimated useful life of the assets.

Participating Insurance

Participating business approximates less than 1.0% of the Company’s ordinary life insurance in force and 11.4% of premium income. The amount of dividends to be paid is determined annually by the Board of Directors. Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales. Dividend expense of $18.3 and $17.2 was incurred in 2006 and 2005, respectively.

Benefit Plans

The Company provides noncontributory retirement plans for substantially all employees and certain agents. Pension costs are charged to operations as contributions are made to the plan. The Company also provides a contributory retirement plan for substantially all employees.

17

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

Nonadmitted Assets

Nonadmitted assets are summarized as follows:

	December 31
	2006	2005

	(In Thousands)
Subsidiaries	$ 1,061	$ 47,122
Deferred and uncollected premium	5,761	3,445
Net deferred tax asset	206,439	224,633
Electronic data processing equipment and software	28,567	12,145
Furniture and equipment	1,957	3,078
Health care and other amounts receivable	1,949	3,895
Aggregate write-ins for other than invested assets	13,014	5,674
Other	11,109	13,552

Total nonadmitted assets	$ 269,857	$ 313,544

Changes in nonadmitted assets are generally reported directly in surplus as an increase or decrease in nonadmitted assets.

Claims and Claims Adjustment Expenses

Claims expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2006. The Company does not discount claims and claims adjustment expense reserves. Such estimates are based on actuarial projections applied to historical claims payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company’s obligations for claims incurred but unpaid as of December 31, 2006.

Guaranteed Benefits

For the Guaranteed Minimum Death Benefit (“GMDB”), Actuarial Guideline 34 is followed. AG34 interprets the standards for applying CARVM to GMDBs in variable annuity contracts where GMDBs are integrated with other benefits such as surrenders and annuitizations. This guideline requires that GMDBs be projected assuming an immediate drop in the value of the assets supporting the variable annuity contract, followed by a subsequent recovery at a Net Assumed Return. The immediate drops and assumed returns used in the projections are provided in AG34 and vary by five asset classes in order to reflect the risk/return differential inherent in each class. Contract specific asset based charges are deducted to obtain the Net Assumed Returns. This Guideline interprets mortality standards to be applied to projected GMDBs in the reserve calculation. In addition, this Guideline clarifies standards for reinsurance transactions revolving GMDBs with the Integrated Benefit Streams modified to reflect both the payment of future reinsurance premiums and the recovery of future reinsured death benefits.

18

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

Cash Flow Information

Cash and short-term investments include cash on hand, demand deposits and short-term fixed maturity instruments with a maturity of less than one year at the date of acquisition.

Separate Accounts

Most separate account assets and liabilities held by the Company represent funds held for the benefit of the Company’s variable life and annuity policy and contract holders who bear all of the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders’ account values. The assets and liabilities of these accounts are carried at fair value.

Certain other separate accounts relate to experience-rated group annuity contracts that fund defined contribution pension plans. These contracts provide guaranteed interest returns for one year only, where the guaranteed interest rate is re-established each year based on the investment experience of the separate account. In no event can the interest rate be less than zero. The assets and liabilities of these separate accounts are carried at book value.

Reserves related to the Company’s mortality risk associated with these policies are included in life and annuity reserves. These reserves include reserves for guaranteed minimum death benefits (before reinsurance) that totaled $14.5 and $18.3 at December 31, 2006 and 2005, respectively. The operations of the separate accounts are not included in the accompanying statements of operations.

2. Permitted Statutory Basis Accounting Practices

The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Minnesota Division of Insurance. The Minnesota Division of Insurance recognizes only statutory accounting practices prescribed or permitted by the state of Minnesota for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Minnesota Insurance Laws. The NAIC Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the state of Minnesota. The Minnesota Commissioner of Commerce has the right to permit other specific practices that deviate from prescribed practices.

The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the Minnesota Division of Insurance. As of December 31, 2006 and 2005, the Company had no such permitted accounting practices.

19

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

3.	Investments

	The amortized cost and fair value of bonds and equity securities are as follows:

			Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
		Amortized Cost

		(In Thousands)
	At December 31, 2006:
	U.S. Treasury securities and
	obligations of U.S. government
	corporations and agencies	$ 523,735	$ 7,516	$ 5,215	$ 526,036
	States, municipalities, and political
	subdivisions	32,876	1,213	118	33,971
	Foreign other (par value - $1,756,709)	1,765,734	17,152	41,055	1,741,831
	Foreign government (par value - $113,124)	107,527	9,753	1,395	115,885
	Public utilities securities	283,270	6,703	2,887	287,086
	Corporate securities	4,839,353	79,163	67,055	4,851,461
	Residential-backed securities	3,037,401	28,401	81,355	2,984,447
	Commercial mortgage-backed
	securities	1,787,890	8,704	21,960	1,774,634
	Other asset-backed securities	987,760	3,944	8,405	983,299

	Total fixed maturities	13,365,546	162,549	229,445	13,298,650

	Preferred stocks	129,773	2,555	2,618	129,710
	Common stocks	3,043	2	-	3,045

	Total equity securities	132,816	2,557	2,618	132,755

	Total	$ 13,498,362	$ 165,106	$ 232,063	$ 13,431,405

	At December 31, 2005:
	U.S. Treasury securities and
	obligations of U.S. government
	corporations and agencies	$ 514,993	$ 876	$ 6,396	$ 509,473
	States, municipalities, and political
	subdivisions	14,336	526	51	14,811
	Foreign other (par value - $1,741,881)	1,752,585	17,749	1,738	186,882
	Foreign government (par value - $174,682)	170,871	23,155	36,206	1,739,534
	Public utilities securities	335,168	10,994	2,756	343,406
	Corporate securities	5,402,252	113,721	69,649	5,446,324
	Residential-backed securities	2,740,475	27,755	75,627	2,692,603
	Commercial mortgage-backed
	securities	1,950,649	10,507	31,207	1,929,949
	Other asset-backed securities	563,216	1,156	13,068	551,304

	Total fixed maturities	13,444,545	206,439	236,698	13,414,286

	Preferred stocks	52,473	269	300	52,442
	Common stocks	532	277	-	808

	Total equity securities	53,005	546	300	53,250

	Total	$ 13,497,550	$ 206,985	$ 236,998	$ 13,467,536

20

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

Reconciliation of bonds from amortized cost to carrying value as of December 31, 2006 and 2005 is as follows:

	December 31
	2006	2005

	(In Thousands)
Amortized cost	$ 13,365,546	$ 13,444,545
Adjustment for below investment grade bonds	(60)	(1,237)

Carrying value	$ 13,365,486	$ 13,443,308

The aggregate fair values of debt securities with unrealized losses and the time period that cost exceeded fair value are as follows:

More than 6
	Less than	months and less	More than
	6 months	than 12 months	12 months
	below cost	below cost	below cost	Total

(In Thousands)
At December 31, 2006:
Fair value	$ 4,067,150	$ 1,102,702	$ 3,960,556	$ 9,130,408
Unrealized loss	25,644	17,130	186,671	229,445

More than 6
	Less than	months and less	More than
	6 months	than 12 months	12 months
	below cost	below cost	below cost	Total

(In Thousands)
At December 31, 2005:
Fair value	$ 4,218,385	$ 1,882,883	$ 2,021,224	$ 8,122,492
Unrealized loss	85,355	63,199	88,144	236,698

21

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

The amortized cost and fair value of investments in bonds at December 31, 2006, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Fair
	Cost	Value

	(In Thousands)
Maturity:
Due in 1 year or less	$ 258,950	$ 258,839
Due after 1 year through 5 years	2,717,055	2,706,911
Due after 5 years through 10 years	3,108,121	3,096,426
Due after 10 years	1,468,369	1,494,094

	7,552,495	7,556,270
Residential-backed securities	3,037,401	2,984,447
Commercial mortgage-backed securities	1,787,890	1,774,634
Other asset-backed securities	987,760	983,299

Total	$ 13,365,546	$ 13,298,650

At December 31, 2006 and 2005, investments in certificates of deposit and bonds, with an admitted asset value of $292.4 and $204.3, were on deposit with state insurance departments to satisfy regulatory requirements.

At December 31, 2006 and 2005, the Company had loaned securities (which are reflected as invested assets on the balance sheets) with a market value of approximately $398.6 and $185.3, respectively.

Proceeds from the sale of investments in bonds and other fixed maturity interest securities were $3.2 billion and $5.8 billion in 2006 and 2005, respectively. Gross gains of $31.3 and $64.9 and gross losses of $51.5 and $85.9 during 2006 and 2005, respectively, were realized on those sales. A portion of the gains and losses realized in 2006 and 2005 has been deferred to future periods in the IMR.

Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows:

	December 31
	2006	2005

	(In Thousands)
Realized capital losses	$ (52,309)	$ (12,910)
Amount transferred to IMR (net of related taxes of
$(18,459) in 2006 and $(3,362) in 2005)	34,282	6,244
Federal income tax benefit (expense)	14,367	(1,527)

Net realized capital losses	$ (3,660)	$ (8,193)

22

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

Major categories of net investment income are summarized as follows:

	Year ended December 31
	2006	2005

	(In Thousands)
Income:
Subsidiaries	$ 27,600	$ 21,765
Equity securities	5,731	3,427
Bonds	761,657	755,918
Mortgage loans	145,321	163,291
Derivatives	11,966	(3,379)
Contract loans	39,193	49,506
Real estate	22,834	22,747
Other	45,890	21,350

Total investment income	1,060,192	1,034,625
Investment expenses	(113,934)	(102,114)

Net investment income	$ 946,258	$ 932,511

The Company entered into reverse dollar repurchase agreements to increase its return on investments and improve liquidity. Reverse dollar repurchases involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. The reverse dollar repurchases are accounted for as short-term collateralized financing and the repurchase obligation is reported in borrowed money on the Balance Sheets. The repurchase obligation totaled $188.8 and $245.8 at December 31, 2006 and 2005, respectively. The securities underlying these agreements are mortgage-backed securities with a book value of $193.0 and $254.2 and fair value of $187.1 and $247.4 at December 31, 2006 and 2005, respectively. The securities have a weighted average coupon rate of 5.3% and have maturities ranging from December 2021 through December 2036. The primary risk associated with short-term collateralized borrowings is that the counterparty may be unable to perform under the terms of the contract. The Company’s exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, which was not material at December 31, 2006. The Company believes the counterparties to the reverse dollar repurchase agreements are financially responsible and that the counterparty risk is minimal.

The Company participates in reverse repurchase transactions. Such transactions include the sale of corporate securities to a major securities dealer and a simultaneous agreement to repurchase the same securities in the near term. The proceeds are invested in new securities of intermediate durations. As of December 31, 2006 and 2005, the amount outstanding on these agreements was $376.0 and $326.6, respectively. The securities underlying these agreements are mortgage-backed securities with a book value of $377.5 and $329.5 and fair value of $375.8 and $325.0 at December 31, 2006 and 2005, respectively. The securities have a weighted average coupon rate of 5.5% and have maturities ranging from September 2017 through March 2045.

23

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

The maximum and minimum lending rates for long-term mortgage loans during 2006 were 7.7% and 5.0% . Fire insurance is required on all properties covered by mortgage loans and must at least equal the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.

The maximum percentage of a loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 71.3% on commercial properties. As of December 31, 2006 and 2005, the Company held $1.1 and nil, respectively, in mortgages with interest more than 180 days overdue.

As of December 31, 2006, the average recorded investment in impaired loans was $1.9. Interest income recognized during the period the loans were impaired was $0.8 and interest income recognized on a cash basis was $0.9. As of December 31, 2005, the average recorded investment in impaired loans was $1.9. Interest income recognized during the period the loans were impaired was $0.6 and interest income recognized on a cash basis was $0.5.

The Company had impaired mortgage loans without an allowance for credit losses of $7.4 and $7.9 as of December 31, 2006 and 2005, respectively.

In the course of the Company’s asset management activities, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s return on its investment portfolio or to manage interest rate risk. The table below summarizes the number of transactions, the book value, and the gain or loss of the Company’s financial instruments with respect to securities sold and reacquired within 30 days of the sale date:

				Cost of
	NAIC	Number of		Securities
	Rating	Transactions	Book Value	Repurchased	Gain/(Loss)

2006			(In Thousands)
	3	6	$ 575	$ 572	$ -

				Cost of
	NAIC	Number of		Securities
	Rating	Transactions	Book Value	Repurchased	Gain

2005			(In Thousands)
	3	14	$ 1,430	$ 1,557	$ 115
	4	4	780	796	12

		18	$ 2,210 $	2,353	$ 127

There were no encumbrances on real estate at December 31, 2006 and 2005, respectively.

24

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

4. Derivative Financial Instruments Held for Purposes Other than Trading

The Company utilizes derivatives such as options, futures and interest rate swaps to reduce and manage risks, which include the risk of a change in the value, yield, price, cash flows, exchange rates or quantity of, or a degree of exposure with respect to, assets, liabilities, or future cash flows which the Company has acquired or incurred. The Company’s hedge accounting practices are in accordance with the requirements set in SSAP No. 86. The Company also enters into credit default swaps and total return swaps to replicate the investment characteristics of permissible investments using the derivative in conjunction with other investments. Replicated (Synthetic) Assets filed with the NAIC SVO result in both the derivative and cash instrument being carried at amortized cost. Hedge accounting practices are followed in accordance with requirements set forth in SSAP No. 86 for those derivatives that are deemed highly effective.

All effective derivatives are reported at amortized cost with the exception of S&P Options. S&P Options are reported at fair value since they do not meet the hedge requirement of SSAP No. 31 or SSAP No. 86. The unrealized gains or losses from S&P Options are reported as unrealized gain or loss in surplus.

The Company uses interest rate swaps to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities. Interest rate swap agreements generally involve the exchange of fixed and floating interest payments over the life of the agreement without an exchange of the underlying principal amount. Currency swap agreements generally involve the exchange of local and foreign currency payments over the life of the agreement without an exchange of the underlying principal amount.

Interest rate cap and interest rate floor agreements owned entitle the Company to receive payments to the extent reference interest rates exceed or fall below strike levels in the contracts based on the notional amounts.

Credit default swaps and total return swaps are utilized to replicate the investment characteristics of permissible investments using the derivative in conjunction with other investments. The replication (synthetic asset) and the derivative and other cash instrument are carried at amortized cost.

All premiums paid for the purchase of derivative contracts are included in other invested assets on the balance sheets and are being amortized to interest expense over the remaining terms of the contracts or in a manner consistent with the financial instruments being hedged.

Amounts paid or received, if any, from such contracts are included in interest expense or income on the statements of operations. Accrued amounts payable to or receivable from counterparties are included in other liabilities or other invested assets.

25

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

Gains or losses realized as a result of early terminations of interest rate contracts are amortized to investment income over the remaining term of the items being hedged to the extent the hedge is considered to be effective; otherwise, they are recognized upon termination.

Derivatives that are designated as being in an effective hedging relationship are reported in a manner that is consistent with the hedged asset or liability. Derivative contracts that are matched or otherwise designated to be associated with other financial instruments are recorded at fair value if the related financial instruments mature, are sold, or are otherwise terminated or if the interest rate contracts cease to be effective hedges. Changes in the fair value of derivatives not designated in effective hedging relationships are recorded as unrealized capital gains in surplus.

The Company is exposed to credit loss in the event of nonperformance by counterparties on interest rate contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains related to such contracts. The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties’ credit standing, collateral agreements, and master netting agreements.

The table below summarizes the Company’s derivative contracts included in other invested assets at December 31, 2006 and 2005:

	Notional	Carrying	Fair
	Amount	Value	Value

(In Thousands)
December 31, 2006
Derivative contracts:
Swaps	$ 4,036,458	$ (1,176)	$ (5,705)
Options owned	52,433	3,419	3,419

Total derivatives	$ 4,088,891	$ 2,243	$ (2,286)

December 31, 2005
Derivative contracts:
Swaps	$ 3,275,764	$ (2,618)	$ 6,474
Options owned	54,151	3,239	3,239

Total derivatives	$ 3,329,915	$ 621	$ 9,713

26

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

5. Concentrations of Credit Risk

The Company held less-than-investment-grade corporate bonds with an aggregate book value of $451.7 and $537.6 and an aggregate market value of $459.4 and $545.1 at December 31, 2006 and 2005, respectively. Those holdings amounted to 3.4% of the Company’s investments in bonds and 2.1% of total admitted assets at December 31, 2006. The holdings of less-than-investment-grade bonds are widely diversified and of satisfactory quality based on the Company’s investment policies and credit standards.

The Company held unrated bonds of $326.0 and $633.0, with an aggregate NAIC market value of $333.4 and $627.5 at December 31, 2006 and 2005, respectively. The carrying value of these holdings amounted to 2.4% of the Company’s investment in bonds and 1.5% of the Company’s total admitted assets at December 31, 2006.

At December 31, 2006, the Company’s commercial mortgages involved a concentration of properties located in California (20.9%) and Texas (9.5%) . The remaining commercial mortgages relate to properties located in 40 other states. The portfolio is well diversified, covering many different types of income-producing properties on which the Company has first mortgage liens. The maximum mortgage outstanding on any individual property is $36.0.

6. Annuity Reserves

At December 31, 2006 and 2005, the Company’s annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment, and not subject to discretionary withdrawal provisions are summarized as follows:

	Amount	Percent

	(In Thousands)
December 31, 2006
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$ 271,325	2.4%
At book value less surrender charge	1,225,832	10.8
At fair value	2,000,906	17.6

Subtotal	3,498,063	30.8
Subject to discretionary withdrawal (without adjustment):
At book value with minimal or no charge or adjustment	7,025,008	61.9
Not subject to discretionary withdrawal	819,298	7.3

Total annuity reserves and deposit fund liabilities
before reinsurance	11,342,369	100.0%

Less reinsurance ceded	11,869

Net annuity reserves and deposit fund liabilities	$ 11,330,500

27

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

	Amount	Percent

	(In Thousands)
December 31, 2005
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$ 342,844	2.9%
At book value less surrender charge	1,360,331	11.3
At fair value	2,496,534	20.7

Subtotal	4,199,709	34.9
Subject to discretionary withdrawal (without adjustment):
At book value with minimal or no charge or adjustment	7,005,737	58.3
Not subject to discretionary withdrawal	818,444	6.8

Total annuity reserves and deposit fund liabilities
before reinsurance	12,023,890	100.0%

Less reinsurance ceded	12,324

Net annuity reserves and deposit fund liabilities	$ 12,011,566

Of the total net annuity reserves and deposit fund liabilities of $11.3 billion at December 31, 2006, $9.2 billion is included in the general account and $2.1 billion is included in the separate account. Of the total net annuity reserves and deposit fund liabilities of $12.0 billion at December 31, 2005, $9.3 billion is included in the general account and $2.7 billion is included in the separate account.

7. Employee Benefit Plans

Defined Benefit Plan

ING North America Insurance Corporation (“ING North America”) sponsors the ING Americas Retirement Plan (the “Retirement Plan”), effective as of December 31, 2001. Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company’s employees.

The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). As of January 1, 2002, each participant in the Retirement Plan (except for certain specified employees) earns a benefit under a final average compensation formula. The costs allocated to the Company for its employees’ participation in the Retirement Plan were $9.1 and $7.6 for 2006 and 2005, respectively.

28

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

Defined Contribution Plans

ING North America sponsors the ING Savings Plan and ESOP (the “Savings Plan”). Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than Company agents. The Savings Plan is a tax-qualified profit sharing and stock bonus plan, which includes an employee stock ownership plan (“ESOP”) component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6% of eligible compensation. All matching contributions are subject to a 4-year graded vesting schedule (although certain specified participants are subject to a 5-year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. The costs allocated to the Company for the Savings Plan were $7.0 and $6.3 for 2006 and 2005, respectively.

Other Benefit Plans

In addition to providing retirement plan benefits, the Company, in conjunction with ING North America, provides certain supplemental retirement benefits to eligible employees and health care and life insurance benefits to retired employees and other eligible dependents. The supplemental retirement plan includes a non-qualified defined benefit pension plan, and a non-qualified defined contribution plan, which means all benefits are payable from the general assets of the Company. The post-retirement health care plan is contributory, with retiree contribution levels adjusted annually. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

A summary of assets, obligations and assumptions of the Pension and Other Postretirement Benefits Plans are as follows:

	2006	2005	2006	2005

	(In Thousands)
Change in benefit obligation
Benefit obligation at beginning of year	$ 35,085	$ 31,971	$ 23,441	$ 16,376
Service cost	-	-	1,345	2,369
Interest cost	1,853	1,840	1,249	1,229
Contribution by plan participants	-	-	1,322	1,580
Actuarial (gain) loss	(313)	3,937	407	5,480
Benefits paid	(2,874)	(2,663)	(3,137)	(3,593)

Benefit obligation at end of year	$ 33,751	$ 35,085	$ 24,627	$ 23,441

29

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

	Pension Benefits		Other Benefits
	2006	2005	2006	2005

	(In Thousands)
Change in plan assets
Fair value of plan assets at beginning of year	$ -	$ -	$ -	$ -
Employer contributions	2,874	2,663	1,815	2,013
Plan participants' contributions	-	-	1,322	1,580
Benefits paid	(2,874)	(2,663)	(3,137)	(3,593)

Fair value of plan assets at end of year	$ -	$ -	$ -	$ -

Funded status	$ (33,751)	$ (35,085)	$ (24,626)	$ (23,441)
Unamortized prior service credit	(26)	(30)	3,959	(2,242)
Unrecognized net gains (loss)	11,373	12,936	(2,310)	3,674
Remaining net obligation	16,049	17,195	-	-

Total funded status	$ (6,355)	$ (4,984)	$ (22,977)	$ (22,009)

Amounts recognized in the balance sheets
consist of:
Accrued benefit cost	$ (33,751)	$ (35,010)	$ (22,978)	$ (22,009)
Intangible assets	16,049	17,195	-	-
Unassigned surplus - minimum pension
liability	11,347	12,831	-	-

Net amount recognized	$ (6,355)	$ (4,984)	$ (22,978)	$ (22,009)

Component of net periodic benefit cost
Service cost	$ -	$ -	$ 1,344	$ 2,369
Interest cost	1,852	1,840	1,249	1,229
Amortization of unrecognized transition
obligations or transition asset	1,146	1,146	-	-
Amount of unrecognized gains (losses)	712	367	122	101
Amount of prior service cost recognized	(5)	(5)	68	68

Total net periodic benefit cost	$ 3,705	$ 3,348	$ 2,783	$ 3,767

In addition, the Company had pension benefit obligation and other benefit obligation for non-vested employees as of December 31, 2006 and 2005 in the amount of $2.5 and $3.3, respectively.

30

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

Assumptions used in determining the accounting for the defined benefit plans and other benefit plan as of December 31, 2006 and 2005 were as follows:

	2006	2005

Weighted-average discount rate	5.9%	5.5%
Rate of increase in compensation level	4.0%	4.0%

The annual assumed rate of increase in the per capita cost of covered benefits (i.e., health care cost trend rate) for the medical plan is 9.0% graded to 5.0% over 5 years. Increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation for the medical plan as of December 31, 2006 by $.5. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation for the medical plan as of December 31, 2006 by $.5.

The Company expects to pay the following benefits:

Year ending
December 31,	Benefits

(In Thousands)
2007	$ 2,874
2008	2,828
2009	2,784
2010	2,732
2011	2,696
Thereafter	12,986

The measurement date used for postretirement benefits is December 31, 2006.

On December 8, 2003, the Medicare Prescription Drug Impairment and Modernization Act of 2003 (the “Act”) was signed into law. The Act introduced a prescription drug benefit under Medicare, as well as a federal subsidiary to sponsors of retiree health care benefit plans that provide a benefit that is at least actuarially equivalent to Medicare. The impact of the Act is not reflected in any amounts disclosed in the financial statements or accompanying notes. The 2007 expected benefit reduction in the net post retirement benefit cost for the subsidy related to benefits attributed to former employees is $0.3. There is no effect of the subsidy on the measurement of net periodic postretirement benefit cost for the current period.

The Company expects to pay contributions of $5.3 for all plans during 2007.

31

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

8. Separate Accounts

Separate account assets and liabilities represent funds segregated by the Company for the benefit of certain policy and contract holders who bear the investment risk. Revenues and expenses on the separate account assets and related liabilities equal the benefits paid or payable to the separate account policy and contract holders.

The general nature and characteristics of the separate account business follows:

	Non-Indexed	Non-
	Guarantee	Guaranteed
	Less than/	Separate
	equal to 4%	Accounts	Total

		(In Thousands)
December 31, 2006
Premium, consideration or deposits for the year	$ -	$ 376,794	$ 376,794

Reserves for separate accounts with assets at:
Fair value	$ 154,164	$ 3,355,444	$ 3,509,608
Amortized cost	-	-	-

Total reserves	154,164	3,355,444	3,509,608

Reserves for separate accounts by
withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$ 154,164	$ -	$ 154,164
At market value	-	3,345,283	3,345,283

Subtotal	154,164	3,345,283	3,499,447
Not subject to discretionary withdrawal	-	10,161	10,161

Total separate account liabilities	$ 154,164	$ 3,355,444	$ 3,509,608

December 31, 2005
Premium, consideration or deposits for the year	$ -	$ 459,458	$ 459,458

Reserves for separate accounts with assets at:
Fair value	$ 164,094	$ 3,706,254	$ 3,870,348
Amortized cost	-	-	-

Total reserves	164,094	3,706,254	3,870,348

Reserves for separate accounts by
withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$ 164,094	$ -	$ 164,094
At market value	-	3,694,101	3,694,101

Subtotal	164,094	3,694,101	3,858,195
Not subject to discretionary withdrawal	-	12,153	12,153

Total separate account liabilities	$ 164,094	$ 3,706,254	$ 3,870,348

32

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31
	2006	2005

	(In Thousands)
Transfers as reported in the Summary of Operations
of the Separate Accounts Statement:
Transfers to separate accounts	$ 376,794	$ 459,459
Transfers from separate accounts	(1,049,002)	(914,183)

Transfers as reported in the statements of operations	$ (672,208)	$ (454,724)

The separate account liabilities subject to minimum guaranteed benefits, the gross amount of reserve and the reinsurance reserve credit related to minimum guarantees, by type, at December 31, 2006 and 2005 were as follows:

Guaranteed Minimum
Death Benefit (GMDB)

(In Thousands)
December 31, 2006
	Separate Account Liability	$ 1,512,402
	Gross amount of reserve	5,111
	Reinsurance reserve credit	-

December 31, 2005
	Separate Account Liability	$ 1,662,664
	Gross amount of reserve	7,004
	Reinsurance reserve credit	-

9.	Reinsurance

The Company is involved in both ceded and assumed reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from retrocessionaire insolvencies, the Company evaluates the financial condition of the retrocessionaire and monitors concentrations of credit risk.

Assumed premiums amounted to $675.1 and $566.5 for the years ended December 31, 2006 and 2005, respectively.

33

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

The Company’s ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

	December 31
	2006	2005

	(In Thousands)
Premiums	$ 398,621	$ 393,117
Benefits paid or provided	379,191	395,382
Policy and contract liabilities at year end	2,404,221	2,131,021

The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement.

10. Federal Income Taxes

Effective January 1, 2006, the Company filed a consolidated federal income tax return with its ultimate U.S. parent, ING AIH, a Delaware corporation, and other U.S. affiliates and subsidiaries. The method of tax allocation is governed by a written tax sharing agreement. The tax sharing agreement provides that each member of the consolidated return shall reimburse ING AIH for its respective share of the consolidated federal income tax liability and shall receive a benefit for its losses at the statutory rate.

Current income taxes incurred consist of the following major components:

	Year ended December 31
	2006	2005

	(In Thousands)
Federal tax expense on operations	$ 97,155	$ 86,763
Federal tax (benefit) expense on capital losses	(14,367)	1,527

Total current tax expense incurred	$ 82,788	$ 88,290

34

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

The main components of deferred tax assets and deferred tax liabilities are as follows:

	December 31
	2006	2005

	(In Thousands)
Deferred tax assets resulting from book/tax differences in:
Deferred acquisition costs	$ 126,938	$ 124,676
Insurance reserves	157,965	170,433
Investments	18,807	22,812
Compensation and benefits	39,122	35,142
Nonadmitted assets and other surplus items	17,937	20,579
Litigation accruals	20,470	13,054
Costs of collection and loading	7,601	4,388
Other	31,641	25,101

Total deferred tax assets	420,481	416,185
Deferred tax assets nonadmitted	(206,439)	(224,633)

Admitted deferred tax assets	214,042	191,552

Deferred tax liabilities resulting from book/tax differences in:
Investments	8,501	10,192
Deferred and uncollected premium	56,290	52,474
Depreciable assets	18,099	25,756
Unrealized gain on common stocks	16,610	13,772
Insurance reserves	2,876	3,286
Other	-	1,619

Total deferred tax liabilities	102,376	107,099

Net admitted deferred tax asset	$ 111,666	$ 84,453

The change in net deferred income taxes is comprised of the following:

	December 31
	2006	2005	Change

		(In Thousands)
Total deferred tax assets	$ 420,481	$ 416,185	$ 4,296
Total deferred tax liabilities	(102,376)	(107,099)	4,723

Net deferred tax asset	$ 318,105	$ 309,086	9,019

Remove current year change in unrealized gains			2,838

Change in net deferred income tax			11,857
Remove other items in surplus:
Additional minimum pension liability			520
Current year change in nonadmitted assets			(7,418)
Other			(2,070)

Change in deferred taxes for rate reconciliation			$ 2,889

35

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income (including capital losses) before income taxes. The significant items causing this difference are:

Year Ended
December 31, 2006

(In Thousands)
Ordinary income	$ 230,315
Capital losses	(18,027)

Total pre-tax book income	$ 212,288

Provision computed at statutory rate	74,301
Dividends received deduction	(19,020)
Interest maintenance reserve	(12,928)
Reinsurance	38,419
Other	(873)

Total	$ 79,899

Federal income taxes incurred	$ 82,788
Change in net deferred income taxes	(2,889)

Total statutory income taxes	$ 79,899

The amount of federal income taxes incurred that will be available for recoupment in the event of future net losses is $21.4 and $71.6 from 2006 and 2005, respectively.

The Company has a payable of $24.6 and $33.9 at December 31, 2006 and 2005, respectively, for federal income taxes under the intercompany tax sharing agreement.

Under prior law, the Company was allowed to defer from taxation a portion of income. Deferred income of $32.6 was accumulated in the Policyholders’ Surplus Account and would only become taxable under certain conditions, which management believed to be remote. In 2004, Congress passed the American Jobs Creation Act of 2004 allowing certain tax-free distributions from the Policyholders’ Surplus Account during 2005 and 2006. During 2006, the Company made a dividend distribution of $35.0 which eliminated the $32.6 balance in the Policyholders Surplus Account and, therefore, eliminated any potential tax on the accumulated balance.

11. Investment in and Advances to Subsidiaries

The Company has two wholly owned insurance subsidiaries at December 31, 2006, ReliaStar Life Insurance Company of New York (“RNY”) and ING Re (UK) Limited. The Company also has three wholly owned noninsurance subsidiaries: NWNL Benefits Corporation, Whisperingwind I, LLC, and Whisperingwind II, LLC and one partially owned noninsurance subsidiary Superior Vision Services, Inc. (“SVS”). (See Subsequent

36

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

Event footnote related to SVS). Whisperingwind I, LLC and Whisperingwind II, LLC (“Captives”) were nonadmitted at December 31, 2006 in accordance with SSAP No. 88.

Amounts invested in and advanced to the Company’s subsidiaries are summarized as follows:

	December 31
	2006	2005

	(In Thousands)
Common stock (cost - $208,413 in 2006 and $196,153 in 2005)	$ 330,204	$ 286,170

Summarized financial information for these subsidiaries is as follows:

	December 31
	2006	2005

	(In Thousands)
Revenues	$ 590,335	$ 524,362
Income before net realized gains on investments	18,991	38,186
Net income	18,180	37,755
Admitted assets	3,055,769	2,815,419
Liabilities	2,725,565	2,529,249

The Company received cash dividends from its subsidiary RNY of $27.6 in 2006 and $20.8 in 2005.

The Company created the Captives with initial capital contributions of $0.3 each on October 27, 2006. Additional capital contributions were paid into Whisperingwind I, LLC of $7.1 and Whisperingwind II, LLC of $3.4 on December 14, 2006. The Captives have applied to the South Carolina Department of Insurance for their respective licenses to become special purpose financial captive reinsurance companies. Their applications were pending as of December 31, 2006. Consequently, the Captives have not commenced writing insurance business. Upon approval of the applications and the issuance of the licenses, the Company anticipates entering into reinsurance transactions with each of the Captives.

12. Capital and Surplus

Under Minnesota insurance regulations, the Company is required to maintain a minimum total capital and surplus of $2.0. Additionally, the amount of dividends which can be paid by the Company to its shareholder without prior approval of the Minnesota Division of Insurance is limited to the greater of 10% of statutory surplus or the statutory net gain from operations.

37

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

Lion loaned $100.0 to the Company under a surplus note dated December 1, 2001. The surplus note provides, subject to the regulatory constraints discussed below, that (1) it is a surplus note which will mature on September 15, 2021 with principal due at maturity, but payable without penalty, in whole or in part before maturity; (2) interest is payable at a variable rate based upon an annualized yield rate for U.S. Treasury Bonds payable semi-annually; and (3) in the event that the Company is in default in the payment of any required interest or principal, the Company cannot pay cash dividends on its capital stock (all of which is owned directly by Lion). The surplus note further provides that there may be no payment of interest or principal without the express approval of the Minnesota Division of Insurance. For the year ended December 31, 2006 and 2005, interest paid totaled $4.7 and $4.6, respectively. There is no accrued interest for the years ended December 31, 2006 and 2005.

Life and health insurance companies are subject to certain Risk Based Capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2006, the Company meets the RBC requirements.

13. Fair Values of Financial Instruments

In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the financial instrument. Accordingly, the aggregate fair value amounts presented herein do not represent the underlying value of the Company.

Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

38

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

The carrying amounts and fair values of the Company’s financial instruments are summarized as follows:

			December 31
	2006		2005

	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value

	(In Thousands)
Assets:
Bonds	$ 13,365,486	$ 13,298,650	$ 13,443,308	$ 13,414,287
Preferred stocks	129,773	129,710	52,473	52,442
Unaffiliated common stocks	3,045	3,045	808	808
Mortgage loans	2,134,551	2,135,988	2,216,503	2,254,565
Contract loans	674,130	674,130	664,252	664,252
Derivative securities	2,243	(2,286)	621	9,713
Cash, cash equivalents and
short-term investments	341,241	341,241	182,231	182,231
Separate account assets	3,688,327	3,688,327	4,078,427	4,078,427
Liabilities:
Policyholder dividends	14,186	14,186	12,555	12,555
Separate account liabilities	3,686,705	3,686,705	4,075,675	4,075,675
Payable for securities	-	-	10,039	10,039

The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

Cash and short-term investments: The carrying amounts reported in the accompanying Balance Sheets for these financial instruments approximate their fair values.

Bonds and equity securities: The fair values for bonds, preferred stocks and common stocks reported herein are based on quoted market prices, where available. For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting the expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 3.4% and 13.0% over the total portfolio. Fair values determined on this basis can differ from values published by the SVO. Fair value as determined by the SVO as of December 31, 2006 and 2005 is $13.9 billion and $13.8 billion, respectively.

Mortgage loans: Estimated market values for commercial real estate loans were generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31

39

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk. All residential loans are valued at their outstanding principal balances, which approximate their fair values.

Residual collateralized mortgage obligations: Residual collateralized mortgage obligations are included in the other invested assets balances. Fair values are based on independent pricing sources.

Derivative financial instruments: Fair values for on-balance sheet derivative financial instruments (caps, options and floors) and off-balance sheet derivative financial instruments (swaps) and forwards are based on broker/dealer valuations or on internal discounted cash flow pricing models taking into account current cash flow assumptions and the counterparties’ credit standing.

Investment in surplus notes: Estimated fair values in surplus notes were generated using a discounted cash flow approach. Cash flows were discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on surplus notes with similar characteristics.

Guaranteed investment contracts: The fair values of the Company’s guaranteed investment contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Other investment–type insurance contracts: The fair values of the Company’s deferred annuity contracts are estimated based on the cash surrender values of the contracts. The carrying values of other policyholder liabilities, including individual and group annuities, policyholder dividends and deposit-type contracts, approximate their fair values.

The carrying value of all other financial instruments approximates their fair value.

14. Commitments and Contingencies

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitration, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such

40

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Guarantee Agreement: The Company, effective January 2002, entered into a Guarantee Agreement with two other ING affiliates whereby it is jointly and severally liable for a $250.0 obligation of another ING affiliate, Security Life of Denver International Limited (“SLDI”). The Company’s Board of Directors approved this transaction on April 25, 2002. The two other affiliated life insurers were Security-Connecticut Life Insurance Company (subsequently merged into the Company on October 1, 2003), and Security Life of Denver Insurance Company. The joint and several guarantees of the two remaining insurers are capped at $250.0.

Investment Purchase Commitments

As part of its overall investment strategy, the Company has entered into agreements to purchase securities of $122.4 and $119.2 at December 31, 2006 and 2005, respectively. The Company is also committed to provide additional capital contributions of $166.4 and $61.3 in limited partnerships at December 31, 2006 and 2005, respectively.

Operating Leases

The Company leases office space under various noncancelable operating lease agreements that expire through April 2014. Rental expense for 2006 and 2005 was approximately $10.7 and $10.0, respectively.

Future minimum aggregate rental commitments under operating leasing arrangements as of December 31, 2006, are as follows:

Year ending
December 31	Commitments

(In Thousands)
2007	$ 6,896
2008	6,525
2009	2,396
2010	457
2011	198
Thereafter	20

Certain rental commitments have renewal options extending through the year 2014 subject to adjustments in future periods.

Lessor Leases

The Company owns or leases numerous sites that are leased or subleased to franchisees. Buildings owned or leased that meet the criteria for operating leases are carried at the

41

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

gross investment in the lease less unearned income. Unearned income is recognized in such a manner as to produce a constant periodic rate of return on the net investment. The typical lease period is 20 years and some leases contain renewal options. The franchisee is responsible for the payment of property taxes, insurance and maintenance costs related to the leased property. The cost of these properties are $147.2 at December 31, 2006, with accumulated depreciation of $83.7.

Future minimum lease payment receivables under noncancelable operating leasing arrangements as of December 31, 2006 are as follows:

Year ending	Future minimum Lease
December 31	Payment Receivables

(In Thousands)
2007	$ 11,670
2008	10,007
2009	6,036
2010	3,235
2011	1,946
Thereafter	3,225

Contingent rentals included in income for the years ended December 31, 2006 and 2005 amounted to $11.5 and $11.9, respectively. The net investment is classified as real estate.

Legal Proceedings

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitration, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Regulatory Matters

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

42

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

Insurance and Retirement Plan Products and Other Regulatory Matters

The New York Attorney General, other federal and state regulators and self-regulatory agencies are also conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices; specific product types (including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company. These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged. In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

Investment Product Regulatory Issues

Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of ING, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in reports previously filed by affiliates of the Company with the Securities and Exchange Commission (“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

Action may be taken by regulators with respect to the Company or certain affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject the Company or certain affiliates to adverse

43

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S. based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S. based operations, including the Company.

15. Financing Agreements

The Company maintains a revolving loan agreement with Bank of New York (“BONY”). Under this agreement, the Company can borrow up to $100.0 from BONY. Interest on any Company borrowing accrues at an annual rate equal to: (1) the cost of funds for BONY for the period applicable for the advance plus 0.4%, or (2) a rate quoted by BONY to the Company for the borrowing. Under this agreement, the Company incurred minimal interest expense for the years ended December 31, 2006 and 2005, respectively. At December 31, 2006 and 2005, the Company had no amounts payable to BONY.

The Company maintains a line of credit agreement with PNC Bank. Under this agreement, the Company can borrow up to $75.0. Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at any time to ING AIH and its affiliates of $75.0 Under this agreement, the Company incurred minimal interest expense for the year ended December 31, 2006 and 2005. The Company had no amounts payable to PNC at December 31, 2006 and 2005.

The Company maintains a line of credit agreement with Svenska Handelsbanken. Under this agreement, the Company can borrow up to $100.0 from Svenska. Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at any time to ING AIH and its affiliates of $100.0. Under this agreement, the Company incurred minimal interest expense for the year ended December 31, 2006. At December 31, 2006, the Company had no borrowings under this agreement. This agreement was not in affect at December 31, 2005.

The Company borrowed $2.2 billion and repaid $2.2 billion in 2006 and borrowed $3.2 billion and repaid $3.2 billion in 2005. These borrowings were on a short-term basis, at an interest rate that approximated current money market rates and exclude borrowings from reverse dollar repurchase agreements. Interest paid on borrowed money was $.5 and $.8 during 2006 and 2005, respectively. Interest paid includes reciprocal loan interest discussed in “Related Party Transactions” note.

44

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

The Company is the beneficiary of letters of credit totaling $265.3; terms of the letters of credit provide for automatic renewal for the following year at December 31, unless otherwise canceled or terminated by either party to the financing. The letters were unused during both 2006 and 2005.

16. Related Party Transactions

Affiliates: Management and services contracts and all cost sharing arrangements with other affiliated ING U.S. life insurance companies are allocated among companies in accordance with systematic cost allocation methods.

Assets and liabilities, and the related revenues and expenses recorded as a result of transactions and agreements with affiliates, may not be the same as those recorded if the Company was not a wholly-owned subsidiary of its parent.

Administrative Services Agreement: The Company has entered into a services agreement with certain of its affiliated insurance companies in the United States (“affiliated insurers”) whereby the affiliated insurers provide certain administrative, management, professional, advisory, consulting and other services to each other. Net amount paid under these agreements was $219.5 and $172.6 for the years ended December 31, 2006 and 2005, respectively.

Investment Management: The Company has entered into an investment advisory agreement and an administrative services agreement with ING Investment Management, LLC (“IIM”) under which IIM provides the Company with investment management and asset/liability management services. Total fees under the agreement were approximately $50.4 and $49.2 for the years ended December 31, 2006 and 2005, respectively.

Reciprocal Loan Agreement: The Company maintains a reciprocal loan agreement with ING AIH to facilitate the handling of unusual and/or unanticipated short–term cash requirements. Under this agreement, which expires December 31, 2010, the Company and ING AIH can borrow up to 2.0% of the Company’s net admitted assets as of December 31 of the preceding year from one another. Interest on any borrowing is charged at the rate of ING AIH's cost of funds for the interest period plus .2%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, the Company incurred interest expense of $.4 and $.7 and earned interest income of $4.6 and $1.0 for the years ended December 31, 2006 and 2005, respectively. At December 31, 2006, the Company had no amounts payable to ING AIH and $133.4 receivable from ING AIH, which is recorded in other invested assets on the Balance Sheets.

Tax Sharing Agreements: The Company has entered into federal tax sharing agreements with members of an affiliated group as defined in Section 1504 of the Internal Revenue

45

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

Code of 1986, as amended. The agreement provides for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal income tax returns. The Company has also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax or other tax return on a consolidated, combined or unitary basis.

Customer Services Agreement: The Company has entered into a services agreement with ING Financial Advisers, LLC (“ING FA”) to provide certain administrative, management, professional advisory, consulting and other services to the Company for the benefit of its customers. Charges for these services are to be determined in accordance with fair value and reasonable standards with neither party realizing a profit nor incurring a loss as a result of the services provided to the Company. The Company will reimburse ING FA for direct and indirect costs incurred on behalf of the Company.

Surplus notes: On December 29, 2004, ING USA Annuity and Life Insurance Company (“ING USA”) issued a 6.3% surplus note in the amount of $175.0 to the Company. The note matures on December 29, 2034. Payment of the note and related accrued interest is subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debt owed to all other classes of debtors, other than surplus note holders, of the Company in the event of (1) the institution of bankruptcy, reorganization, insolvency or liquidation proceedings by or against the Company, or (2) the appointment of a Trustee, receiver or other Conservator for a substantial part of the Company’s properties. Any payment of principal and/or interest made is subject to the prior approval of the Iowa Insurance Commissioner. For the year ended December 31, 2006, there was no interest paid or accrued.

Capital Transactions: During the year ended December 31, 2006, the Company received a capital contribution of $200.0.

17. Guaranty Fund Assessments

Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations, generally based on the amount of premium companies collect in that state. The Company accrues the cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (“NOLHGA”) and the amount of premiums written in each state. The Company has recorded $5.0 and $5.2 for this liability in accounts payable and accrued expenses as of December 31, 2006 and 2005, respectively. The Company has also recorded an asset in other assets of $3.8 and $4.3 as of December 31, 2006 and 2005, respectively, for future credits to premium taxes for assessments already paid.

46

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

18. Unpaid Accident and Health Claims

The change in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:

	2006	2005

	(In Thousands)
Balance at January 1	$ 1,383,413	$ 1,326,578
Less reinsurance recoverables	84,102	58,258

Net balance at January 1	1,299,311	1,268,320

Incurred related to:
Current year	503,149	423,034
Prior years	8,187	(6,651)

Total incurred	511,336	416,383

Paid related to:
Current year	188,754	157,356
Prior years	274,385	228,036

Total paid	463,139	385,392

Net balance at December 31	1,347,508	1,299,311
Plus reinsurance recoverables	66,414	84,102

Balance at December 31	$ 1,413,922	$ 1,383,413

The liability for unpaid accident and health claims and claim adjustment expenses is included in accident and health reserves and unpaid claims on the Balance Sheets.

19. Retrospectively Rated Contracts

The Company estimates accrued retrospective premium adjustments for its group life and health insurance business through a mathematical approach using an algorithm of the Company’s underwriting rules and experience rating practices. The amount of net premiums written by the Company at December 31, 2006, that are subject to retrospective rating features are $95.9, that represented 11% of the total net group life premiums and $15.8, that represented 1% of the total net group health premiums written. The amount of net premiums written by the Company at December 31, 2005, that are subject to retrospective rating features are $99.0 that represented 12% of the total net group life premiums and $6.0, that represented 1% of the total net group heath premiums written. No other net premiums written by the Company are subject to retrospective rating features in either 2006 or 2005.

47

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

20.	Direct Premium Written/Produced by Managing General Agents/Third Party Administrators

	Name of Managing		Type of	Type of	Total Direct
	General Agent or Third	Exclusive	Business	Authority	Premiums
	Party Administrator	Contract	Written	Granted	Written

(In Thousands)
	ReliaStar Record Keeping	Yes	Group Annuity	Payment	$ 108,640
	ING Mid Atlantic Service Center	Yes	Deferred Compensation	Payment	91,973

The aggregate amount of premiums written through managing general agents or third party administrators during 2006 is $218.8.

21. Subsequent Events

Effective January 15, 2007, the Company entered into a Stock Purchase Agreement with SVS, a Delaware corporation, and Bolle, Inc., a Delaware corporation, pursuant to which SVS purchased all of the Company's right, title and interest in and to all the shares of SVS owned by the Company for a purchase price of $33.8 and according to the terms described in the Agreement. The transaction closed, pursuant to its terms, on January 26, 2007. The Company expects a gain of $30.7 to be reported in 2007.

22. September 11 Events

The terrorist attacks of September 11, 2001 (the September 11 events), resulted in a tremendous loss of life and property. Secondarily, those events interrupted the business activities of many entities and disrupted the U.S. economy at many levels. In the past, businesses have incurred losses as a result of catastrophes such as earthquakes, hurricanes and even other terrorist attacks. However, the September 11 events are unprecedented in the United States in terms of the magnitude of the losses incurred and the number of entities affected. The following disclosures relating to the September 11 events are required:

As of December 31, 2006, the Company had estimated gross reinsurance claims of approximately $125.8 for personal accident coverage, $181.7 for workers compensation coverage and retrocession recoveries of $105.5 for net incurred claims of $202.0 from the events of September 11, 2001. The remaining retrocession recoveries at December 31, 2006 were approximately $19.4.

As of December 31, 2005, the Company had estimated gross reinsurance claims of approximately $124.7 for personal accident coverage, $192.2 for workers compensation coverage and retrocession recoveries of $103.4 for net incurred claims of $213.5 from the events of September 11, 2001. The remaining retrocession recoveries at December 31, 2005 were approximately $17.5.

48

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

The Company notes that uncertainty remains regarding claim submissions and the number of occurrences from the events of September 11, 2001, but has recorded its best estimate as the current claim reserve reported as of December 31, 2006.

The September 11, 2001 impact is based on Company estimates using information obtained from ceding companies and an external consultant. It is reasonably possible that a change in the Company’s estimate will occur in the near term but the possible range of change cannot be determined.

The Company does not have any environmental remediation obligations.

49

33-69892	April 2007